UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2071

Exact name of registrant as specified in charter: Delaware Group Income Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006

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Item 1.  Reports to Stockholders


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                                         [DELAWARE INVESTMENTS(R) LOGO]

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[GRAPHIC]

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 FIXED INCOME                 MARCH 31, 2006
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                              DELAWARE CORPORATE
                              BOND FUND

                              DELAWARE EXTENDED
                              DURATION BOND FUND

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                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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[GRAPHIC]

DELAWARE INVESTMENTS(R)

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POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

                              Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       ii

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DEAR SHAREHOLDER:                                               February 7, 2006

In the six months ended January 31, 2006, investors received mixed signals about the direction of the U.S. economy, which during the period was absorbing the effects of Hurricanes Rita and Katrina. Fixed income investors found themselves facing an unusual interest rate environment, as the shrinking difference between short-term and long-term interest rates produced a condition sometimes referred to by economists as a "flattening yield curve." This condition in the past has sometimes preceded a recession, although many economists have recently noted the limits of its predictive nature and voiced optimism about the economic outlook for 2006.

January 31 marked not only the close of the six-month period for your Fund, but the end of Alan Greenspan's term as acting Chairman of the U.S. Federal Reserve. New Chairman Ben Bernanke takes over at a time when the Fed is deliberating about monetary policy and how much further to raise its short-term interest rate target in 2006.

The past six months have underscored an important lesson: No one can accurately and consistently predict the course of financial markets or the direction of interest rates, and attempts to do so are very often counterproductive. I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes--stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that fixed income investment vehicles may serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor or visit our Web site, which includes more information about our funds and several interactive tools that you might find useful.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       iii

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DELAWARE INVESTMENTS(R)
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FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund
  (formerly Delaware Diversified Growth Fund)
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP

Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund
Delaware Value Fund

CORE-EQUITY GROUP

Delaware Balanced Fund
Delaware Foundation Funds
   Delaware Aggressive Allocation Portfolio
     (formerly Delaware Growth Allocation Portfolio)
   Delaware Moderate Allocation Portfolio
     (formerly Delaware Balanced Allocation Portfolio)
   Delaware Conservative Allocation Portfolio
     (formerly Delaware Income Allocation Portfolio)
Delaware Small Cap Core Fund
   (formerly Delaware Small Cap Contrarian Fund

INTERNATIONAL GROUP

Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

FIXED INCOME GROUP

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

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Simplify your life.                                          [E:DELIVERY LOGO]
   MANAGE YOUR INVESTMENTS ONLINE !

Get Account Access, Delaware Investments'(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available.

You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

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                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                       iv

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FIXED INCOME                             [DELAWARE INVESTMENTS(R) LOGO]

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Semiannual Report JANUARY 31, 2006
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                       DELAWARE CORPORATE BOND FUND

                       DELAWARE EXTENDED DURATION BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

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DISCLOSURE OF FUND EXPENSES                                                    1
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SECTOR/COUNTRY ALLOCATION                                                      2
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FINANCIAL STATEMENTS:

   Statements of Net Assets                                                    4

   Statements of Operations                                                   17

   Statements of Changes in Net Assets                                        18

   Financial Highlights                                                       19

   Notes to Financial Statements                                              29

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ABOUT THE ORGANIZATION                                                        34
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Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

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                               Delaware Corporate Bond Fund
                               Delaware Extended Duration Bond Fund
Disclosure                     For the Period August 1, 2005 to January 31, 2006
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   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                              Beginning      Ending                  Paid During
                               Account       Account    Annualized     Period
                                Value         Value       Expense     8/1/05 to
                                8/1/05       1/31/06       Ratio       1/31/06*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                       $ 1,000.00   $ 1,001.30      0.80%      $   4.04
Class B                         1,000.00       999.30      1.55%          7.81
Class C                         1,000.00       997.60      1.55%          7.75
Class R                         1,000.00     1,000.10      1.05%          5.29
Institutional Class             1,000.00     1,004.30      0.55%          2.78
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                       $ 1,000.00   $ 1,021.17      0.80%      $   4.08
Class B                         1,000.00     1,017.39      1.55%          7.88
Class C                         1,000.00     1,017.44      1.55%          7.83
Class R                         1,000.00     1,019.91      1.05%          5.35
Institutional Class             1,000.00     1,022.43      0.55%          2.80
--------------------------------------------------------------------------------

Delaware Extended Duration Bond Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                              Beginning      Ending                  Paid During
                               Account       Account    Annualized     Period
                                Value         Value       Expense     8/1/05 to
                                8/1/05       1/31/06       Ratio       1/31/06*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                       $ 1,000.00   $   992.40      0.80%      $   4.02
Class B                         1,000.00       988.60      1.55%          7.77
Class C                         1,000.00       990.30      1.55%          7.73
Class R(1)                      1,000.00       996.40      1.05%          5.28
Institutional Class             1,000.00       993.60      0.55%          2.76
--------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                       $ 1,000.00   $ 1,021.17      0.80%      $   4.08
Class B                         1,000.00     1,017.39      1.55%          7.88
Class C                         1,000.00     1,017.44      1.55%          7.73
Class R(1)                      1,000.00     1,019.46      1.05%          5.35
Institutional Class             1,000.00     1,022.43      0.55%          2.80
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(1) Commencement of operation was October 1, 2005. For purposes of this analysis, Class R shares' annualized expense ratio was applied to the period of August 1, 2005 to January 31, 2006. However, the ending account value for "Actual Fund Return" uses the performance since inception and is not annualized.

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Sector/Country Allocation                                 As of January 31, 2006
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   DELAWARE CORPORATE BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector/Country                                                     of Net Assets
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Agency Collateralized Mortgage Obligations                             0.58%
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Collateralized Bond Obligations                                        0.63%
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Commercial Mortgage-Backed Securities                                  2.32%
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Corporate Bonds                                                       80.74%
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Banking                                                                7.69%
Basic Industry                                                         5.83%
Brokerage                                                              4.14%
Capital Goods                                                          0.35%
Communications                                                         8.84%
Consumer Cyclical                                                     11.02%
Consumer Non-Cyclical                                                  7.64%
Electric                                                               8.61%
Energy                                                                 4.65%
Financials                                                             4.95%
Industrial                                                             0.08%
Insurance                                                             10.24%
Natural Gas                                                            3.29%
Real Estate                                                            0.90%
Technology                                                             0.48%
Transportation                                                         2.03%
--------------------------------------------------------------------------------
Foreign Agencies                                                       1.12%
--------------------------------------------------------------------------------
Municipal Bonds                                                        2.44%
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Non-Agency Asset-Backed Securities                                     0.80%
--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations                         2.75%
--------------------------------------------------------------------------------
Regional Agency                                                        0.42%
--------------------------------------------------------------------------------
Regional Authority                                                     0.43%
--------------------------------------------------------------------------------
Senior Secured Loans                                                   1.57%
--------------------------------------------------------------------------------

                                                                    Percentage
Sector/Country                                                     of Net Assets
--------------------------------------------------------------------------------
Sovereign Debt                                                         2.90%
--------------------------------------------------------------------------------
Brazil                                                                 0.49%
El Salvador                                                            0.19%
Germany                                                                0.49%
Poland                                                                 0.10%
Russia                                                                 0.17%
Sweden                                                                 0.57%
United Kingdom                                                         0.50%
Uruguay                                                                0.15%
Venezuela                                                              0.24%
--------------------------------------------------------------------------------
Supranational Banks                                                    0.01%
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U.S. Treasury Obligations                                              2.26%
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Preferred Stock                                                        0.15%
--------------------------------------------------------------------------------
Warrant                                                                0.00%
--------------------------------------------------------------------------------
Repurchase Agreements                                                  1.15%
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Total Market Value of Securities                                     100.27%
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Liabilities Net of Receivables and Other Assets                       (0.27%)
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Total Net Assets                                                     100.00%
--------------------------------------------------------------------------------

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Sector/Country Allocation                                 As of January 31, 2006
--------------------------------------------------------------------------------
   DELAWARE EXTENDED DURATION BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.
                                                                    Percentage
Sector/Country                                                     of Net Assets
--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations                             0.27%
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities                                      0.31%
--------------------------------------------------------------------------------
Agency Obligations                                                     0.28%
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Collateralized Bond Obligations                                        0.12%
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                                  1.63%
--------------------------------------------------------------------------------
Corporate Bonds                                                       82.27%
--------------------------------------------------------------------------------
Banking                                                                8.64%
Basic Industry                                                         6.17%
Brokerage                                                              4.25%
Capital Goods                                                          0.20%
Communications                                                        12.10%
Consumer Cyclical                                                      8.66%
Consumer Non-Cyclical                                                  9.04%
Electric                                                               9.68%
Energy                                                                 5.38%
Financials                                                             4.35%
Industrial                                                             0.07%
Insurance                                                              9.13%
Natural Gas                                                            0.68%
Real Estate                                                            0.34%
Technology                                                             1.70%
Transportation                                                         1.88%
--------------------------------------------------------------------------------
Foreign Agencies                                                       1.01%
--------------------------------------------------------------------------------
Municipal Bonds                                                        2.06%
--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities                                     0.28%
--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations                         0.12%
--------------------------------------------------------------------------------
Regional Agency                                                        0.46%
--------------------------------------------------------------------------------
Regional Authority                                                     0.38%
--------------------------------------------------------------------------------
Senior Secured Loans                                                   1.72%
--------------------------------------------------------------------------------

                                                                    Percentage
Sector/Country                                                     of Net Assets
--------------------------------------------------------------------------------
Sovereign Debt                                                         2.42%
--------------------------------------------------------------------------------
Brazil                                                                 0.44%
El Salvador                                                            0.15%
Germany                                                                0.45%
Poland                                                                 0.09%
Russia                                                                 0.09%
Sweden                                                                 0.53%
United Kingdom                                                         0.45%
Venezuela                                                              0.22%
--------------------------------------------------------------------------------
Supranational Banks                                                    0.01%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                              4.06%
--------------------------------------------------------------------------------
Preferred Stock                                                        0.13%
--------------------------------------------------------------------------------
Warrant                                                                0.00%
--------------------------------------------------------------------------------
Repurchase Agreements                                                  3.03%
--------------------------------------------------------------------------------
Total Market Value of Securities                                     100.56%
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets                       (0.56%)
--------------------------------------------------------------------------------
Total Net Assets                                                     100.00%
--------------------------------------------------------------------------------

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                                                   Delaware Corporate Bond Fund
Statements                                          January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 0.58%
--------------------------------------------------------------------------------
   Fannie Mae Series 2003-122 AJ
      4.50% 2/25/28                               USD     574,859  $    562,922
   Freddie Mac Reference
      Series R004 AL 5.125% 12/15/13                      705,000       701,178
   Freddie Mac Series 2890 PC
      5.00% 7/15/30                                     1,095,000     1,069,493
   GNMA Series 2003-5 B
      4.486% 10/16/25                                     250,000       244,016
                                                                   ------------

Total Agency Collateralized Mortgage
   Obligations (cost $2,629,021)                                      2,577,609
                                                                   ------------

--------------------------------------------------------------------------------
=@Collateralized Bond Obligations - 0.63%
--------------------------------------------------------------------------------
  #Alliance Capital Funding CBO
      Series 1 A3 144A 5.84% 2/15/10                      125,695       125,695
   Golden Tree High Yield Opportunities
      CDO Series 1 C1 9.404% 10/31/07                     320,000       322,971
  #Juniper CBO Series 1999-1A A1 144A
      6.83% 4/15/11                                       805,831       813,386
  #Magnetite Asset Investor CDO
      Series 3 C1 144A 8.786% 1/31/08                     500,000       506,541
  #Putnam CBO II Limited 144A
      6.875% 11/8/09                                      182,057       183,877
 o#RHYNO CBO Delaware Series 1997-1
      A2 144A 6.33% 9/15/09                               337,848       338,534
  #Travelers Funding Limited CBO
      Series 1A A2 144A 6.35% 2/18/14                     500,000       507,450
                                                                   ------------

Total Collateralized Bond Obligations
   (cost $2,855,048)                                                  2,798,454
                                                                   ------------

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 2.32%
--------------------------------------------------------------------------------
   Banc of America Commercial
    Mortgage Securities
      Series 2005-1 A3 4.877% 11/10/42                    430,000       425,499
     oSeries 2005-2 A5 4.857% 7/10/43                     475,000       460,692
  #Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16                                      855,000       854,266
o~~Commercial Mortgage Pass Through
      Certificates Series 2005-C6 A5A
      5.116% 6/10/44                                      710,000       701,938
   General Electric Capital Commercial
      Mortgage Trust Series 2005-C2 A2
      4.706% 5/10/43                                      440,000       432,478
   Greenwich Capital Commercial Funding
      Series 2005-GG3 A2 4.305% 8/10/42                   200,000       194,340
      Series 2005-GG5 A2 5.117% 4/10/37                 1,800,000     1,797,889
   JPMorgan Chase Commercial
      Mortgage Securities
      Series 2002-C2 A2 5.05% 12/12/34                    620,000       613,800
     oSeries 2005-CB11 A4 5.335% 8/12/37                2,770,000     2,774,300
   Lehman Brothers-UBS Commercial
      Mortgage Trust Series 2006-C1A A2
      5.084% 2/15/31                                      440,000       438,763
   Merrill Lynch Mortgage Trust
     #Series 2002-MW1 J 144A 5.695% 7/12/34               130,000       125,867
      Series 2005-CIP1 A2 4.96% 7/12/38                   820,000       812,569
  #Tower Series 2004-2A A 144A
      4.232% 12/15/14                                     615,000       593,202
                                                                   ------------

Total Commercial Mortgage-Backed
   Securities (cost $10,338,553)                                     10,225,603
                                                                   ------------

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds - 80.74%
--------------------------------------------------------------------------------
Banking - 7.69%
 o#Banco Santander 144A 4.81% 12/9/09             USD     730,000  $    727,847
  oBarclays Bank 6.278% 12/29/49                        1,300,000     1,295,938
   BB&T Capital Trust I 5.85% 8/18/35                   1,655,000     1,636,363
 o#BNP Paribas 144A 5.186% 6/29/49                      1,240,000     1,193,671
   Citigroup
      5.875% 2/22/33                                      560,000       572,242
      6.625% 6/15/32                                      330,000       369,650
  #Corestates Capital Trust I 144A
      8.00% 12/15/26                                      505,000       533,949
   Deustche Bank 8.00% 9/29/06                    ISK  40,300,000       640,725
   Fifth Third Bank 4.75% 2/1/15                  USD   1,675,000     1,613,799
   Frost National Bank 6.875% 8/1/11                      225,000       240,932
 o#HBOS 144A 5.92% 9/29/49                              1,100,000     1,101,382
  #ICICI Bank 144A 5.75% 11/16/10                       2,255,000     2,265,621
  #Mizuho Financial Group 144A
      5.79% 4/15/14                                     1,205,000     1,236,096
   Popular North America 4.25% 4/1/08                     650,000       636,996
   Popular North America Capital Trust I
      6.564% 9/15/34                                    1,350,000     1,359,106
 o#Rabobank Capital Funding II 144A
      5.26% 12/29/49                                    1,410,000     1,387,353
  oRBS Capital Trust I 4.709% 12/29/49                    525,000       496,186
 o#Resona Preferred Global Securities
      Cayman 144A 7.191% 12/29/49                       6,600,000     6,957,093
 o#Skandinaviska Enskilda 144A
      8.125% 9/29/49                                      550,000       560,397
  #Sovereign Bancorp 144A 4.80% 9/1/10                  1,990,000     1,944,497
 o#Sumitomo Mitsui Banking 144A
      5.625% 7/29/49                                    1,610,000     1,600,617
 o#United Overseas Bank 144A
      5.375% 9/3/19                                       945,000       931,944
  oWachovia Capital Trust III
      5.80% 8/29/49                                     3,280,000     3,290,242
   Western Financial 9.625% 5/15/12                     1,120,000     1,260,000
                                                                   ------------
                                                                     33,852,646
                                                                   ------------
Basic Industry - 5.83%
   Abitibi-Consolidated
      6.95% 12/15/06                                      467,000       472,838
      7.875% 8/1/09                                     1,025,000     1,004,500
   Alcan 5.75% 6/1/35                                     625,000       603,916
   Barrick Gold 5.80% 11/15/34                          1,550,000     1,493,017
   Bowater 9.00% 8/1/09                                 1,315,000     1,359,381
   Donohue Forest Products
      7.625% 5/15/07                                    2,130,000     2,161,950
   Georgia-Pacific 8.875% 5/15/31                       2,812,000     2,910,419
   Huntsman International
      10.125% 7/1/09                                    1,085,000     1,127,044
   IMC Global 7.375% 8/1/18                               300,000       310,125
   Ispat Inland 9.75% 4/1/14                            1,360,000     1,570,800
   Lubrizol 4.625% 10/1/09                              2,045,000     2,002,679
   Newmont Gold 8.91% 1/5/09                              140,387       146,107
   Newmont Mining 5.875% 4/1/35                         1,645,000     1,607,489
   Norske Skog 8.625% 6/15/11                           1,368,000     1,320,120
   Placer Dome 6.45% 10/15/35                           1,275,000     1,331,948
   Sherwin-Williams 6.85% 2/1/07                          681,000       694,024
   Southern Peru 7.50% 7/27/35                          2,395,000     2,404,901
   Stone Container
      9.25% 2/1/08                                        825,000       851,813
      9.75% 2/1/11                                      1,395,000     1,415,925

--------------------------------------------------------------------------------
                                                   Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Basic Industry (continued)
   Vale Overseas 6.25% 1/11/16                    USD     570,000  $    572,850
   Witco 6.875% 2/1/26                                    325,000       313,625
                                                                   ------------
                                                                     25,675,471
                                                                   ------------
Brokerage - 4.14%
   Amvescap 4.50% 12/15/09                              2,430,000     2,375,677
   E Trade Financial 8.00% 6/15/11                        385,000       402,325
  #E Trade Financial 144A 8.00% 6/15/11                 1,060,000     1,107,700
   Goldman Sachs
      5.25% 10/15/13                                    1,855,000     1,838,468
      6.125% 2/15/33                                      745,000       774,141
      6.345% 2/15/34                                    2,420,000     2,517,273
   Jefferies Group 6.25% 1/15/36                        1,090,000     1,074,766
   LaBranche & Company 9.50% 5/15/09                    1,600,000     1,712,000
   Lehman Brothers Holdings
      4.50% 7/26/10                                     1,530,000     1,494,206
 o#Lehman Brothers Holdings E-Capital
      Trust I 144A 5.15% 8/19/65                          400,000       401,548
   Merrill Lynch 5.00% 1/15/15                            500,000       488,535
   Morgan Stanley
     o4.54% 11/24/06                                      350,000       350,465
      4.75% 4/1/14                                      1,210,000     1,153,321
      5.05% 1/21/11                                     1,255,000     1,247,991
      5.375% 10/15/15                                   1,300,000     1,292,797
                                                                   ------------
                                                                     18,231,213
                                                                   ------------
Capital Goods - 0.35%
   Allied Waste North America
      9.25% 9/1/12                                        907,000       986,363
  #Sealed Air 144A 5.375% 4/15/08                         400,000       400,738
   York International 6.625% 8/15/06                      165,000       166,093
                                                                   ------------
                                                                      1,553,194
                                                                   ------------
Communications - 8.84%
   AT&T Wireless Services
      7.875% 3/1/11                                       725,000       810,909
      8.75% 3/1/31                                      2,855,000     3,752,303
   BellSouth 4.20% 9/15/09                              2,140,000     2,072,079
   Citizens Communications
      7.625% 8/15/08                                      915,000       958,463
      9.25% 5/15/11                                       655,000       723,775
   Comcast 6.50% 11/15/35                               2,165,000     2,175,827
   COX Communications 4.625% 1/15/10                    2,145,000     2,073,321
   CSC Holdings
      8.125% 7/15/09                                       40,000        40,800
      8.125% 8/15/09                                      730,000       744,600
      10.50% 5/15/16                                      380,000       406,125
   GTE Hawaiian Telephone 7.375% 9/1/06                 1,165,000     1,176,650
  #Hanarotelecom 144A 7.00% 2/1/12                        950,000       936,399
   Insight Midwest 10.50% 11/1/10                       1,390,000     1,471,663
   Liberty Media
     o5.991% 9/17/06                                    1,233,000     1,240,928
      8.25% 2/1/30                                        690,000       687,328
      8.50% 7/15/29                                     1,300,000     1,310,872
   MCI
      6.908% 5/1/07                                     1,520,000     1,539,000
      7.688% 5/1/09                                       670,000       692,613
   News America 6.20% 12/15/34                          2,475,000     2,424,319
   Nextel Communications 6.875% 10/31/13                  995,000     1,044,068
   SBC Communications 4.125% 9/15/09                    2,700,000     2,602,534
   Sprint Capital 8.75% 3/15/32                         1,695,000     2,223,242

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Communications (continued)
   Telecom Italia Capital
      4.00% 1/15/10                               USD   1,315,000  $  1,250,306
      6.00% 9/30/34                                     1,825,000     1,733,856
   Telefonos de Mexico 4.50% 11/19/08                   1,825,000     1,788,735
   Time Warner Entertainment
      8.375% 3/15/23                                    1,025,000     1,190,013
   US Unwired 10.00% 6/15/12                              480,000       546,000
   Vodafone Group 5.375% 1/30/15                        1,325,000     1,317,630
                                                                   ------------
                                                                     38,934,358
                                                                   ------------
Consumer Cyclical - 11.02%
   ArvinMeritor 6.625% 6/15/07                            765,000       755,438
   AutoNation 9.00% 8/1/08                                915,000       987,056
   Corrections Corporation of America
      7.50% 5/1/11                                        950,000       984,438
  oDaimlerChrysler Holdings
      4.78% 10/31/08                                    2,370,000     2,379,655
   DR Horton 5.25% 2/15/15                              2,630,000     2,467,240
   Ford Motor 7.45% 7/16/31                             4,115,000     3,055,388
   Ford Motor Credit
      5.625% 10/1/08                                    1,075,000       977,911
      5.70% 1/15/10                                     1,725,000     1,527,075
      6.625% 6/16/08                                    1,410,000     1,327,497
   Fortune Brands
      5.375% 1/15/16                                    1,160,000     1,141,544
      5.875% 1/15/36                                      900,000       874,051
  #Galaxy Entertainment 144A
      9.875% 12/15/12                                   1,205,000     1,241,150
   General Motors 8.375% 7/15/33                        1,660,000     1,236,700
   General Motors Acceptance Corporation
      6.75% 12/1/14                                     4,120,000     3,911,042
      6.875% 9/15/11                                    4,365,000     4,172,145
      8.00% 11/1/31                                     4,240,000     4,335,123
   Hilton Hotels 7.625% 5/15/08                         1,070,000     1,118,052
  #Johnson (SC) & Son 144A 5.75% 2/15/33                  515,000       508,380
   Johnson Controls 5.00% 11/15/06                      1,208,000     1,205,485
   Kohl's 7.25% 6/1/29                                    425,000       473,116
   Lodgenet Entertainment 9.50% 6/15/13                   335,000       363,475
   May Department Stores
      3.95% 7/15/07                                     1,625,000     1,596,051
      6.65% 7/15/24                                       715,000       747,227
  #Neiman Marcus 144A 10.375% 10/15/15                  1,170,000     1,212,413
   Office Depot 6.25% 8/15/13                           1,055,000     1,073,643
   Penney (J.C.) 7.65% 8/15/16                          1,505,000     1,706,945
   Time Warner 8.18% 8/15/07                            2,740,000     2,859,469
   Visteon
      7.00% 3/10/14                                     1,890,000     1,474,200
      8.25% 8/1/10                                      3,360,000     2,847,600
                                                                   ------------
                                                                     48,559,509
                                                                   ------------
Consumer Non-Cyclical - 7.64%
   Altria Group 7.65% 7/1/08                            1,200,000     1,266,764
  #AmerisourceBergen 144A
      5.625% 9/15/12                                    1,410,000     1,420,575
      5.875% 9/15/15                                      125,000       127,188
   Archer-Daniels-Midland 7.00% 2/1/31                    750,000       869,646
  #Baxter FinCo 144A 4.75% 10/15/10                     2,100,000     2,064,403
   Baxter International 5.196% 2/16/08                    720,000       720,848
   Biovail 7.875% 4/1/10                                1,650,000     1,713,938
   Constellation Brands 8.125% 1/15/12                    632,000       665,180
   Genentech 4.75% 7/15/15                                545,000       526,659

--------------------------------------------------------------------------------
                                                    Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Consumer Non-Cyclical (continued)
   HCA 5.50% 12/1/09                             USD      575,000  $    569,774
  #Hertz 144A 10.50% 1/1/16                             1,425,000     1,496,250
   Kraft Foods
      4.125% 11/12/09                                   2,885,000     2,784,285
      5.25% 6/1/07                                        750,000       751,114
      6.50% 11/1/31                                       315,000       340,486
   Medco Health Solutions 7.25% 8/15/13                 3,530,000     3,860,101
   MedPartners 7.375% 10/1/06                           1,950,000     1,979,250
   Merck
      4.75% 3/1/15                                        265,000       252,592
      5.95% 12/1/28                                     1,260,000     1,270,880
  #Miller Brewing 144A 4.25% 8/15/08                      725,000       710,197
   Pilgrim's Pride 9.625% 9/15/11                         850,000       905,250
   Schering-Plough
      5.55% 12/1/13                                       370,000       373,851
      6.75% 12/1/33                                       565,000       633,465
   Universal 6.50% 2/15/06                                370,000       370,205
   UST 6.625% 7/15/12                                     820,000       860,041
   WellPoint
      4.25% 12/15/09                                    1,335,000     1,296,230
      5.85% 1/15/36                                     1,595,000     1,593,786
   Wyeth 5.50% 2/1/14                                   4,205,000     4,241,495
                                                                   ------------
                                                                     33,664,453
                                                                   ------------
Electric - 8.61%
   Alabama Power 5.875% 12/1/22                         1,520,000     1,571,587
  oAVA Capital Trust III 6.50% 4/1/34                     835,000       839,927
   Avista
      7.75% 1/1/07                                      1,380,000     1,408,318
      9.75% 6/1/08                                      1,510,000     1,647,550
   CenterPoint Energy Houston Electric
      5.60% 7/1/23                                      1,850,000     1,807,496
   Cleveland Electric Illuminating
      7.88% 11/1/17                                       200,000       238,758
   Constellation Energy 7.60% 4/1/32                    1,175,000     1,407,125
   Detroit Edison 4.80% 2/15/15                         1,350,000     1,289,508
   Dominion Resources 6.30% 3/15/33                     1,640,000     1,658,885
   Duke Capital
      4.331% 11/16/06                                     690,000       686,511
      5.668% 8/15/14                                    1,930,000     1,938,523
   Entergy Gulf States 5.12% 8/1/10                     1,250,000     1,215,355
   FPL Group Capital 4.086% 2/16/07                     1,025,000     1,015,047
   Monongahela Power 5.00% 10/1/06                        315,000       314,669
   NRG Energy 7.375% 2/1/16                             1,490,000     1,523,525
   NRG Energy Bank 6.66% 2/2/13                         1,000,000     1,010,625
   Pacific Gas & Electric 6.05% 3/1/34                  4,425,000     4,520,778
   Peco Energy 5.95% 11/1/11                            2,050,000     2,126,449
  #Power Contract Financing 144A
      5.20% 2/1/06                                        325,633       325,633
      6.256% 2/1/10                                     1,734,000     1,757,036
  #Power Receivables Finance 144A
      6.29% 1/1/12                                        203,844       206,888
  oProgress Energy 5.03% 1/15/10                        1,080,000     1,080,599
   PSEG Power 5.50% 12/1/15                             2,640,000     2,609,437
  oSCANA 4.56% 3/1/08                                   1,755,000     1,757,424
   TECO Energy 7.20% 5/1/11                             1,015,000     1,083,513
  #Tenaska Alabama Partners 144A
      7.00% 6/30/21                                       725,098       739,584
   Westar Energy 6.00% 7/1/14                           1,250,000     1,299,753
                                                                   ------------
                                                                     37,080,503
                                                                   ------------

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Energy - 4.65%
   Amerada Hess 7.125% 3/15/33                   USD    1,845,000  $  2,108,887
  #Canadian Oil Sands 144A
      4.80% 8/10/09                                       324,000       318,460
   ConocoPhillips 5.90% 10/15/32                        1,150,000     1,214,714
   EnCana 6.50% 8/15/34                                 2,000,000     2,202,753
   Energy Transfer 5.95% 2/1/15                         2,045,000     2,054,172
   Naftogaz Ukrainy 8.125% 9/30/09                      1,700,000     1,720,230
   Nexen 5.875% 3/10/35                                   975,000       952,878
  #Ras Laffan LNG III 144A
      5.838% 9/30/27                                    1,430,000     1,410,533
   SEACOR Holdings 7.20% 9/15/09                          895,000       930,395
  oSecunda International 12.60% 9/1/12                    700,000       745,500
   SESI 8.875% 5/15/11                                    505,000       531,513
   Siberian Oil 10.75% 1/15/09                          1,775,000     2,013,383
   Smith International 7.00% 9/15/07                    1,705,000     1,754,720
   Talisman Energy 5.85% 2/1/37                         1,570,000     1,549,862
   Tyumen Oil 11.00% 11/6/07                              930,000     1,014,816
   USX 9.125% 1/15/13                                     600,000       729,587
   Weatherford International
      4.95% 10/15/13                                       50,000        48,578
                                                                   ------------
                                                                     21,300,981
                                                                   ------------
Financials - 4.95 %
   American General Finance
      4.875% 7/15/12                                    1,725,000     1,675,146
   Capital One Bank 5.75% 9/15/10                         885,000       903,981
   Capital One Financial 4.738% 5/17/07                 2,030,000     2,019,990
   Household Finance 4.625% 9/15/10                     1,250,000     1,221,926
   HSBC Finance 5.00% 6/30/15                             750,000       723,478
  oHSBC Finance Capital Trust IX
      5.911% 11/30/35                                   2,100,000     2,108,646
  #Mantis Reef 144A 4.799% 11/3/09                      1,755,000     1,715,474
   MBNA 5.00% 6/15/15                                     700,000       685,871
   Nuveen Investments 5.00% 9/15/10                     1,655,000     1,623,366
   Residential Capital
     o5.67% 11/21/08                                    1,635,000     1,650,954
      6.125% 11/21/08                                   2,355,000     2,380,531
      6.375% 6/30/10                                      668,000       685,399
      6.875% 6/30/15                                    4,075,000     4,387,398
                                                                   ------------
                                                                     21,782,160
                                                                   ------------
Industrial - 0.08%
   Trimas 9.875% 6/15/12                                  410,000       352,600
                                                                   ------------
                                                                        352,600
                                                                   ------------

Insurance - 10.24%
  #American International Group 144A
      5.05% 10/1/15                                     1,750,000     1,707,491
  oBerkshire Hathaway 4.61% 1/11/08                       830,000       831,296
  #Farmers Exchange Capital 144A
      7.05% 7/15/28                                     1,897,000     1,980,191
  #Farmers Insurance Exchange 144A
      6.00% 8/1/14                                        625,000       630,792
      8.625% 5/1/24                                     3,670,000     4,402,135
  #Liberty Mutual 144A
      5.75% 3/15/14                                     1,030,000     1,020,397
      7.00% 3/15/34                                       660,000       687,855

--------------------------------------------------------------------------------
                                                    Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Insurance (continued)
    Marsh & McLennan
      o4.72% 7/13/07                             USD    1,270,000  $  1,268,495
       5.15% 9/15/10                                      720,000       713,771
       5.375% 3/15/07                                   2,145,000     2,144,590
       5.375% 7/15/14                                     230,000       224,809
       5.75% 9/15/15                                    1,172,000     1,174,060
       5.875% 8/1/33                                    1,910,000     1,812,898
    MetLife 5.00% 6/15/15                               1,360,000     1,331,566
    Montpelier Re Holdings 6.125% 8/15/13               2,170,000     2,108,888
   #Nationwide Mutual Insurance 144A
       7.875% 4/1/33                                    1,160,000     1,384,857
   #Nippon Life Insurance 144A
       4.875% 8/9/10                                    2,515,000     2,473,623
o~~#North Front Pass-Through Trust 144A
       5.81% 12/15/24                                   3,850,000     3,838,096
 o#Oil Insurance 144A 5.15% 8/15/33                     2,580,000     2,557,242
    Phoenix 6.675% 2/16/08                              1,150,000     1,158,509
    Saint Paul Travelers 5.01% 8/16/07                  2,325,000     2,319,246
o~~#Twin Reefs Pass-Through Trust 144A
       5.42% 12/31/49                                   1,600,000     1,601,642
    Willis Group
       5.125% 7/15/10                                   1,695,000     1,684,255
       5.625% 7/15/15                                   1,735,000     1,734,939
  o#ZFS Finance USA Trust I 144A
       6.15% 12/15/65                                   1,015,000     1,020,448
  o#ZFS Finance USA Trust II 144A
       6.45% 12/15/65                                   3,265,000     3,305,519
                                                                   ------------
                                                                     45,117,610
                                                                   ------------
Natural Gas - 3.29%
    Atmos Energy
       4.00% 10/15/09                                     660,000       631,215
      o4.975% 10/15/07                                  1,905,000     1,906,919
    Enterprise Products Operating
       4.00% 10/15/07                                     590,000       577,792
       4.625% 10/15/09                                  1,290,000     1,256,834
   #GulfSouth Pipeline 144A 5.05% 2/1/15                1,570,000     1,530,703
    KeySpan Gas East 6.90% 1/15/08                        725,000       748,924
    Northern Border Pipeline 6.25% 5/1/07                 700,000       707,600
    ONEOK 5.51% 2/16/08                                 2,185,000     2,195,331
    Sempra Energy
       4.621% 5/17/07                                     165,000       163,951
       4.75% 5/15/09                                      735,000       724,818
      o4.84% 5/21/08                                      835,000       837,273
    Texas East Transmission 5.25% 7/15/07                 615,000       614,979
    Valero Logistics Operations
       6.05% 3/15/13                                    1,680,000     1,733,190
   #Williams Gas Pipelines Central 144A
       7.375% 11/15/06                                    850,000       868,112
                                                                   ------------
                                                                     14,497,641
                                                                   ------------
Real Estate - 0.90%
    Brandywine Operating Partnership
       5.625% 12/15/10                                  1,455,000     1,456,534
    Developers Diversified Realty
       4.625% 8/1/10                                    2,055,000     1,988,224
       5.375% 10/15/12                                    530,000       522,709
                                                                   ------------
                                                                      3,967,467
                                                                   ------------
Technology - 0.48%
   #Oracle 144A 5.25% 1/15/16                           2,160,000     2,131,147
                                                                   ------------
                                                                      2,131,147
                                                                   ------------

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Transportation - 2.03%
    American Airlines 6.817% 5/23/11               USD  1,550,000  $  1,494,535
      oBNSF Funding Trust I 6.613% 12/15/55             1,745,000     1,806,953
       Continental Airlines 6.503% 6/15/11              1,590,000     1,555,905
      oCSX 4.561% 8/3/06                                  294,000       294,462
   #Erac USA Finance 144A
       5.30% 11/15/08                                   1,955,000     1,957,717
       7.35% 6/15/08                                      905,000       946,438
    United Air Lines 7.73% 7/1/10                         884,323       875,816
                                                                   ------------
                                                                      8,931,826
                                                                   ------------

Total Corporate Bonds (cost $357,965,898)                           355,632,779
                                                                   ------------

--------------------------------------------------------------------------------
Foreign Agencies - 1.12%
--------------------------------------------------------------------------------
    Pemex Master Trust 6.125% 8/15/08                   1,370,000     1,398,770
   #Pemex Master Trust 144A
       6.625% 6/15/35                                   3,515,000     3,522,909
                                                                   ------------

Total Foreign Agencies (cost $4,939,988)                              4,921,679
                                                                   ------------

--------------------------------------------------------------------------------
Municipal Bonds - 2.44%
--------------------------------------------------------------------------------
    American Eagle Northwest Series A
       4.97% 12/15/18                                     455,000       444,075
    California State 5.00% 2/1/33                         480,000       492,523
    California State University Systemwide
       Revenue 5.00% 11/1/30 (AMBAC)                    1,125,000     1,177,076
    Colorado Department of
       Transportation Revenue Series B
       5.00% 12/15/13 (FGIC)                            1,390,000     1,505,259
    Fulton County, Georgia Water & Sewer
       Revenue 5.25% 1/1/35 (FGIC)                        710,000       755,561
    Illinois State Taxable Pension
       5.10% 6/1/33                                     1,840,000     1,786,530
    New York State Sales Tax Asset
       Receivables Series A
       5.25% 10/15/27 (AMBAC)                             640,000       689,747
    New York State Urban Development
       Series A-1 5.25% 3/15/34 (FGIC)                  1,195,000     1,273,081
    Oregon State Taxable Pension
       5.892% 6/1/27                                    1,255,000     1,340,315
    West Virginia Economic
       Development Authority
       5.37% 7/1/20 (MBIA)                                175,000       177,716
       6.07% 7/1/26                                       575,000       600,156
    Wisconsin State General Taxable
       Revenue Series A 5.70% 5/1/26 (FSA)                475,000       498,076
                                                                   ------------

Total Municipal Bonds (cost $10,594,126)                             10,740,115
                                                                   ------------

--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities - 0.80%
--------------------------------------------------------------------------------
   #Countrywide Asset-Backed
       Certificates Series 2004-1 NIM
       144A 6.00% 5/25/34                                   3,433         3,428
   #GSAA Trust Series 2004-4N 144A
       6.25% 5/25/34                                       85,704        85,490
    Mid-State Trust
       Series 11 A1 4.864% 7/15/38                        126,743       120,181
       Series 2004-1 A 6.005% 8/15/37                     218,371       223,086
       Series 2005-1 A 5.745% 1/15/40                     384,231       382,790
   oRenaissance Home Equity Loan Trust
       Series 2005-2 AF2 4.361% 8/25/35                 1,230,000     1,213,034

--------------------------------------------------------------------------------
                                                    Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities (continued)
--------------------------------------------------------------------------------
   Residential Asset Mortgage Products
      Series 2004-RZ2 AI3 4.30% 1/25/31                   790,000  $    781,335
  #Sharp NIM Trust 144A
      Series 2003-HE1N N 6.90% 11/25/33                     9,637         9,620
      Series 2004-2N 7.00% 1/25/34                         75,188        75,188
      Series 2004-IM1N N1 6.85% 3/25/34                    31,927        31,927
  #Sierra Receivables Funding Company
      Series 2003-1A A 144A
      3.09% 1/15/14                           USD         117,433  $    115,125
   Structured Asset Securities
      Series 2001-SB1 A2 3.375% 8/25/31                   514,834       475,472
                                                                   ------------

Total Non-Agency Asset-Backed
   Securities (cost $3,556,936)                                       3,516,676
                                                                   ------------

--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations - 2.75%
--------------------------------------------------------------------------------
  oBear Stearns Adjustable Rate Mortgage
      Trust Series 2005-7 1A2
      4.75% 8/25/35                                       531,516       519,308
   Countrywide Alternative Loan Trust
      Series 2006-2CB A3 5.50% 3/25/36                  1,110,000     1,112,220
  oFirst Horizon Asset Securities
      Series 2004-AR7 1A1 4.463% 2/25/35                2,343,114     2,348,346
  oJPMorgan Mortgage Trust
      Series 2005-A2 2A1 4.727 4/25/35                    697,984       693,840
   Lehman Mortgage Trust
      Series 2005-2 2A3 5.50% 12/25/35                  1,396,636     1,401,545
  oMASTR Adjustable Rate Mortgage Trust
      Series 2004-10 2A2 4.965% 10/25/34                  475,007       477,874
 o#MASTR Specialized Loan Trust
      Series 2005-2 A2 144A
      5.15% 7/25/35                                       769,303       760,303
  oMLCC Mortgage Investors
      Series 2005-1 1A 4.741% 4/25/35                     955,207       949,834
  oStructured Adjustable Rate Mortgage
      Loan Trust Series 2005-18 6A1
      5.339% 9/25/35                                    1,876,692     1,865,904
  oWashington Mutual Series 2005-AR3 A1
      4.65% 3/25/35                                     2,022,659     1,989,265
                                                                   ------------

Total Non-Agency Collateralized
   Mortgage Obligations (cost $12,169,974)                           12,118,439
                                                                   ------------

--------------------------------------------------------------------------------
Regional Agency - 0.42%
--------------------------------------------------------------------------------
   Queensland Treasury 6.00% 10/14/15         AUD       2,368,000     1,863,675
                                                                   ------------

Total Regional Agency (cost $1,808,138)                               1,863,675
                                                                   ------------

--------------------------------------------------------------------------------
Regional Authority - 0.43%
--------------------------------------------------------------------------------
   Ontario Province 4.50% 3/8/15              CAD         724,000       638,723
   Quebec Province 5.00% 12/1/15              CAD       1,388,000     1,259,256
                                                                   ------------

Total Regional Authority (cost $1,852,938)                            1,897,979
                                                                   ------------

--------------------------------------------------------------------------------
==@Senior Secured Loans - 1.57%
--------------------------------------------------------------------------------
   Dex Media West Loan Tranche B
      6.36% 9/14/10                            USD      1,054,103     1,065,303
   Neiman Marcus Term Bank Loan
      6.95% 4/6/13                                      4,034,810     4,075,158
   Qwest Communications Bank Loan
      Tranche A 9.02% 6/30/07                             500,000       512,500
      Tranche B 6.95% 6/30/10                           1,250,000     1,262,500
                                                                   ------------

Total Senior Secured Loans
   (cost $6,813,263)                                                  6,915,461
                                                                   ------------

                                                        Principal     Market
                                                         Amount-   Value (U.S.$)
--------------------------------------------------------------------------------
Sovereign Debt - 2.90%
--------------------------------------------------------------------------------
Brazil - 0.49%
   Republic of Brazil 12.50% 1/5/16           BRL       4,652,000  $  2,155,651
                                                                   ------------
                                                                      2,155,651
                                                                   ------------
El Salvador - 0.19%
   Republic of El Salvador
      7.65% 6/15/35                            USD        795,000       854,625
                                                                   ------------
                                                                        854,625
                                                                   ------------
Germany - 0.49%
   Deutschland Republic 5.00% 7/4/11          EUR       1,652,000     2,178,504
                                                                   ------------
                                                                      2,178,504
                                                                   ------------
Poland - 0.10%
   Poland Government 6.25% 10/24/15           PLN       1,230,000       427,651
                                                                   ------------
                                                                        427,651
                                                                   ------------
Russia - 0.17%
@~~Russian Paris Club Participation
      Note 1.804% 8/20/20                     JPY      88,846,412       757,203
                                                                   ------------
                                                                        757,203
                                                                   ------------
Sweden - 0.57%
   Swedish Government
      4.00% 12/1/09                           SEK      10,745,000     1,458,942
      4.50% 8/12/15                           SEK       4,510,000       643,979
      5.00% 12/1/20                           SEK       2,725,000       420,703
                                                                   ------------
                                                                      2,523,624
                                                                   ------------
United Kingdom - 0.50%
   U.K. Treasury 8.00% 9/27/13                GBP         983,000     2,181,553
                                                                   ------------
                                                                      2,181,553
                                                                   ------------
Uruguay - 0.15%
   Republic of Uruguay 8.00% 11/18/22USD                  625,000       653,125
                                                                   ------------
                                                                        653,125
                                                                   ------------
Venezuela - 0.24%
   Venezuela Government
      9.375% 1/13/34                          USD         825,000     1,033,313
                                                                   ------------
                                                                      1,033,313
                                                                   ------------

Total Sovereign Debt (cost $12,587,466)                              12,765,249
                                                                   ------------

--------------------------------------------------------------------------------
Supranational Banks - 0.01%
--------------------------------------------------------------------------------
   Inter-American Development Bank
      1.90% 7/8/09                            JPY       4,000,000        35,608
                                                                   ------------

Total Supranational Banks (cost $38,355)                                 35,608
                                                                   ------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.26%
--------------------------------------------------------------------------------
   U.S. Treasury Inflation Index Notes
      1.875% 7/15/15                          USD       1,478,498     1,464,464
      2.00% 1/15/16                                     1,294,592     1,296,160
      2.00% 1/15/26                                     1,448,947     1,446,785
   U.S. Treasury Notes
      4.375% 1/31/08                                      615,000       613,415
      4.50% 11/15/15                                    2,810,000     2,804,402
    ##5.375% 2/15/31                                    2,120,000     2,334,485
                                                                   ------------

Total U.S. Treasury Obligations
   (cost $9,932,806)                                                  9,959,711
                                                                   ------------

--------------------------------------------------------------------------------
                                                    Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                    Number of        Market
                                                     Shares      Value (U.S.$)
--------------------------------------------------------------------------------
Preferred Stock - 0.15%
   Nexen 7.35%                                         25,430    $      652,280
                                                                 --------------

Total Preferred Stock (cost $670,134)                                   652,280
                                                                 --------------

--------------------------------------------------------------------------------
Warrant - 0.00%
--------------------------------------------------------------------------------
 +#Solutia 144A, exercise price $7.59,
      expiration date 7/15/09                             615                --
                                                                 --------------
Total Warrant (cost $52,353)                                                 --
                                                                 --------------

                                                    Principal
                                                     Amount-
--------------------------------------------------------------------------------
Repurchase Agreements - 1.15%
--------------------------------------------------------------------------------
   With BNP Paribas 4.37% 2/1/06
      (dated 1/31/06, to be repurchased
      at $2,960,359, collateralized by
      $1,393,000 U.S. Treasury Notes
      2.00% due 5/15/06, market value
      $1,389,026, $653,000 U.S. Treasury
      Notes 2.375% due 8/15/06,
      market value $652,757 and
      $987,000 U.S. Treasury Notes
      2.625% due 11/15/06,
      market value $978,304)                  USD   2,960,000         2,960,000
   With Cantor Fitzgerald 4.36% 2/1/06
      (dated 1/31/06, to be repurchased
      at $2,089,253, collateralized by
      $162,000 U.S. Treasury Bills
      due 6/22/06, market value
      $159,106, $955,000 U.S. Treasury
      Notes 3.50% due 11/15/06,
      market value $953,771 and
      $1,044,000 U.S. Treasury Notes
      3.625% due 7/15/09,
      market value $1,018,484)                      2,089,000         2,089,000
                                                                 --------------

Total Repurchase Agreements
   (cost $5,049,000)                                                  5,049,000
                                                                 --------------

Total Market Value of Securities - 100.27%
   (cost $443,853,997)                                              441,670,317
Liabilities Net of Receivables and
   Other Assets - (0.27%)                                            (1,191,931)
                                                                 --------------

Net Assets Applicable to 78,480,891
   Shares Outstanding - 100.00%                                  $  440,478,386
                                                                 ==============
Net Asset Value - Delaware Corporate Bond Fund
   Class A ($146,750,745 / 26,136,062 Shares)                    $         5.61
                                                                 --------------
Net Asset Value - Delaware Corporate Bond Fund
   Class B ($24,227,224 / 4,317,798 Shares)                      $         5.61
                                                                 --------------
Net Asset Value - Delaware Corporate Bond Fund
   Class C ($45,366,763 / 8,080,609 Shares)                      $         5.61
                                                                 --------------
Net Asset Value - Delaware Corporate Bond Fund
   Class R ($3,880,344 / 691,138 Shares)                         $         5.61
                                                                 --------------
Net Asset Value - Delaware Corporate Bond Fund
   Institutional Class ($220,253,310 / 39,255,284)               $         5.61
                                                                 --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Components of Net Assets at January 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                            $  447,373,072
Undistributed net investment income                                     214,334
Accumulated net realized loss on investments
   and foreign currencies                                            (4,409,438)
Net unrealized depreciation of investments
   and foreign currencies                                            (2,699,582)
                                                                 --------------
Total net assets                                                 $  440,478,386
                                                                 ==============

- Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

+     Non-income producing security for the period ended January 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $81,238,228, which represented 18.44% of the Fund's net assets. See
      Note 9 in "Notes to Financial Statements."

##    Fully or partially pledged as collateral for financial futures contracts.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $2,798,454, which represented 0.64% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

~~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

== Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@ Illiquid Security. At January 31, 2006, the aggregate amount of illiquid securities equals $10,471,118 which represented 2.38% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin

--------------------------------------------------------------------------------
                                                    Delaware Corporate Bond Fund
Statements
--------------------------------------------------------------------------------
      OF NET ASSETS (CONTINUED)

Net Asset Value and Offering Price per Share -
   Delaware Corporate Bond Fund
Net asset value Class A (A)                                     $          5.61
Sales charge (4.50% of offering price) (B)                                 0.26
                                                                ---------------
Offering price                                                  $          5.87
                                                                ===============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                              In                        Unrealized
Contracts to               Exchange      Settlement    Appreciation
Receive (Deliver)            For            Date      (Depreciation)
---------------------  ---------------   ----------   --------------
(2,481,880)
   Australian Dollars  GBP   1,063,300     2/08/06    $       (8,163)

(507,000)
   British Pounds      EUR     736,298     2/08/06            (7,049)

52,300
   British Pounds      USD     (92,933)    2/08/06               106

(1,063,300)
   British Pounds      USD   1,844,567     2/08/06           (46,113)

(1,699,000)
   Canadian Dollars    USD   1,460,877     2/08/06           (30,581)

1,207,000
   European Monetary
   Units               SEK (11,604,702)    2/08/06           (61,628)
(1,145,000)
   European Monetary
   Units               USD   1,344,585     2/08/06           (47,035)

1,368,000
   European Monetary
   Units               USD  (1,670,082)    2/08/06            (7,430)

(760,530)
   British Pounds      USD   1,306,208     2/08/06           (33,528)

(884,000)
   European Monetary
   Units               USD   1,035,668     2/08/06            (3,792)

(91,856,000)
   Japanese Yen        USD     798,213     2/08/06            14,770

(1,664,430)
   Polish Zloty        USD     578,011     2/08/06           (15,506)
                                                      --------------
                                                      $     (245,949)
                                                      ==============

Futures Contracts(2)
                                                                   Unrealized
Contracts             Notional        Notional      Expiration    Appreciation
to Buy (Sell)      Cost(Proceeds)       Value          Date      (Depreciation)
-----------------  --------------  ---------------  -----------  --------------
362
U.S. Treasury
10 year Notes      $   39,522,828  $   39,254,375     3/31/06    $     (268,453)

(82)
U.S. Treasury
long Bond              (9,277,130)     (9,253,188)    3/31/06            23,942
                                                                 --------------
                                                                 $     (244,511)
                                                                 ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)   See Note 7 in "Notes to Financial Statements."

(2)   See Note 8 in "Notes to Financial Statements."

See accompanying notes

--------------------------------------------------------------------------------
Statements                                  Delaware Extended Duration Bond Fund
                                            January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                       Amount-     Value (U.S.$)
--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 0.27%
--------------------------------------------------------------------------------
   Freddie Mac Series 2890 PC
      5.00% 7/15/30                        USD          300,000   $     293,012
   GNMA Series 2003-5 B
      4.486% 10/16/25                                   160,000         156,170
                                                                  -------------

Total Agency Collateralized
   Mortgage Obligations (cost $462,016)                                 449,182
                                                                  -------------

--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 0.31%
--------------------------------------------------------------------------------
   Fannie Mae S.F. 15 yr TBA
      4.50% 3/31/21                                     260,000         252,200
   Fannie Mae S.F. 30 yr 5.50% 3/1/29                   266,211         264,464
                                                                  -------------

Total Agency Mortgage-Backed
   Securities (cost $515,813)                                           516,664
                                                                  -------------

--------------------------------------------------------------------------------
Agency Obligations - 0.28%
--------------------------------------------------------------------------------
  ^Resolution Funding Corporation
      Interest Strips 4.855% 7/15/18                    850,000         465,490
                                                                  -------------

Total Agency Obligations (cost $462,938)                                465,490
                                                                  -------------

--------------------------------------------------------------------------------
=#@Collateralized Bond Obligations - 0.12%
--------------------------------------------------------------------------------
   Juniper CBO Series 1999-1A A1 144A
      6.83% 4/15/11                                     142,347         143,682
   Putnam CBO II Limited 144A
      6.875% 11/8/09                                     62,283          62,905
                                                                  -------------

Total Collateralized Bond Obligations
   (cost $211,948)                                                      206,587
                                                                  -------------

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 1.63%
--------------------------------------------------------------------------------
  oBanc of America Commercial Mortgage
      Series 2005-2 A5 4.857% 7/10/43                   160,000         155,180
  #Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16                                    260,000         259,777
~~oCommercial Mortgage Pass Through
      Certificates Series 2005-C6 A5A
      5.116% 6/10/44                                    245,000         242,218
   Greenwich Capital Commercial Funding
      Series 2005-GG3 A2 4.305% 8/10/42                  70,000          68,019
      Series 2005-GG5 A2 5.117% 4/10/37                 610,000         609,285
  oJPMorgan Chase Commercial Mortgage
      Securities Series 2005-CB11 A4
      5.335% 8/12/37                                    885,000         886,373
   Lehman Brothers-UBS Commercial
      Mortgage Trust Series 2006-C1A A2
      5.084% 2/15/31                                    150,000         149,578
   Merrill Lynch Mortgage Trust
     #Series 2002-MW1 J 144A 5.695% 7/12/34             110,000         106,503
      Series 2005-CIP1 A2 4.96% 7/12/38                  50,000          49,547
  #Tower Series 2004-2A A 144A
      4.232% 12/15/14                                   195,000         188,089
                                                                  -------------

Total Commercial Mortgage-Backed
   Securities (cost $2,720,660)                                       2,714,569
                                                                  -------------

--------------------------------------------------------------------------------
Corporate Bonds - 82.27%
--------------------------------------------------------------------------------
Banking - 8.64%
  oBarclays Bank 6.278% 12/29/49                      1,340,000       1,335,813
   BB&T Capital Trust I 5.85% 8/18/35                   550,000         543,806
 o#BNP Paribas 144A 5.186% 6/29/49                      410,000         394,682

                                                      Principal      Market
                                                       Amount-     Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Banking (continued)
   Citigroup 6.875% 2/15/98                USD          750,000   $     848,341
   Deustche Bank 8.00% 9/29/06             ISK       13,800,000         219,405
   Fifth Third Bank 4.75% 2/1/15           USD          450,000         433,558
 o#HBOS 144A
      5.92% 9/29/49                                     300,000         300,377
      6.413% 9/29/49                                  1,000,000         996,287
  #Mizuho Financial Group 144A
      5.79% 4/15/14                                     330,000         338,516
   Popular North America Capital Trust I
      6.564% 9/15/34                                    580,000         583,912
 o#Rabobank Capital Funding II 144A
      5.26% 12/29/49                                    505,000         496,889
  oRBS Capital Trust I 4.709% 12/29/49                  285,000         269,358
 o#Resona Preferred Global Securities
      Cayman 144A 7.191% 12/29/49                     2,270,000       2,392,818
 o#Sumitomo Mitsui Banking 144A
      5.625% 7/29/49                                    540,000         536,853
   Travelers Capital III 7.625% 12/1/36                 581,000         716,590
 o#United Overseas Bank 144A
      5.375% 9/3/19                                     305,000         300,786
   Wachovia 5.50% 8/1/35                              1,710,000       1,641,416
  oWachovia Capital Trust III
       5.80% 8/29/49                                    945,000         947,951
   Wells Fargo 5.375% 2/7/35                            825,000         803,671
   Wilmington Trust 4.875% 4/15/13                      275,000         269,418
                                                                  -------------
                                                                     14,370,447
                                                                  -------------
Basic Industry - 6.17%
   Abitibi-Consolidated
      6.95% 12/15/06                                    158,000         159,975
      7.875% 8/1/09                                     395,000         387,100
   Alcan 5.75% 6/1/35                                   930,000         898,626
   Barrick Gold 5.80% 11/15/34                          450,000         433,457
   Bowater 9.00% 8/1/09                                 320,000         330,800
  #Codelco 144A 5.625% 9/21/35                          920,000         899,051
   Donohue Forest Products 7.625% 5/15/07               485,000         492,275
   Georgia-Pacific 8.875% 5/15/31                       995,000       1,029,824
   IMC Global 7.375% 8/1/18                             200,000         206,750
   Ispat Inland 9.75% 4/1/14                            380,000         438,900
   Lubrizol 6.50% 10/1/34                               785,000         811,467
   Newmont Mining 5.875% 4/1/35                         500,000         488,599
   Norske Skog 8.625% 6/15/11                           460,000         443,900
   Phelps Dodge 9.50% 6/1/31                            500,000         677,579
   Placer Dome 6.45% 10/15/35                           675,000         705,149
   Southern Peru 7.50% 7/27/35                          805,000         808,328
   Stone Container
      9.25% 2/1/08                                      375,000         387,188
      9.75% 2/1/11                                      435,000         441,525
   Vale Overseas 6.25% 1/11/16                          215,000         216,075
                                                                  -------------
                                                                     10,256,568
                                                                  -------------
Brokerage - 4.25%
   Amvescap 4.50% 12/15/09                              455,000         444,828
   E Trade Financial 8.00% 6/15/11                      125,000         130,625
  #E Trade Financial 144A 8.00% 6/15/11                 370,000         386,650
  #FMR 144A 7.57% 6/15/29                               350,000         432,925
   Goldman Sachs
      5.25% 10/15/13                                    240,000         237,861
      6.125% 2/15/33                                    455,000         472,798
      6.345% 2/15/34                                  1,930,000       2,007,577

--------------------------------------------------------------------------------
                                            Delaware Extended Duration Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                       Amount-     Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Brokerage (continued)
   Jefferies Group 6.25% 1/15/36           USD          440,000   $     433,851
   LaBranche & Company 9.50% 5/15/09                    595,000         636,650
   Merrill Lynch 5.00% 1/15/15                          170,000         166,102
   Morgan Stanley
      4.75% 4/1/14                                      415,000         395,561
      5.05% 1/21/11                                     430,000         427,598
      5.375% 10/15/15                                   420,000         417,673
      7.25% 4/1/32                                      390,000         467,103
                                                                  -------------
                                                                      7,057,802
                                                                  -------------
Capital Goods - 0.20%
   Allied Waste North America
      9.25% 9/1/12                                      313,000         340,388
                                                                  -------------
                                                                        340,388
                                                                  -------------
Communications - 12.10%
   America Movil 6.375% 3/1/35                          600,000         580,360
   AT&T Wireless Services 8.75% 3/1/31                1,720,000       2,260,582
   Citizens Communications 9.00% 8/15/31              1,000,000       1,035,000
   Comcast 6.50% 11/15/35                             2,475,000       2,487,376
   COX Communications 6.95% 1/15/28                     750,000         774,428
   CSC Holdings
      8.125% 8/15/09                                    215,000         219,300
      10.50% 5/15/16                                    205,000         219,094
  #Hanarotelecom 144A 7.00% 2/1/12                      285,000         280,920
   Insight Midwest 10.50% 11/1/10                       560,000         592,900
   Liberty Media
      8.25% 2/1/30                                      690,000         687,328
      8.50% 7/15/29                                     210,000         211,756
   MCI
      6.908% 5/1/07                                     325,000         329,063
      7.688% 5/1/09                                     130,000         134,388
   Motorola 6.50% 9/1/25                                415,000         447,641
   News America
      6.20% 12/15/34                                    755,000         739,540
      7.30% 4/30/28                                     700,000         757,633
   Nextel Communications 6.875% 10/31/13                310,000         325,288
   SBC Communications 5.10% 9/15/14                   1,125,000       1,092,574
   Sprint Capital 8.75% 3/15/32                       1,685,000       2,210,125
   Telecom Italia Capital
      6.00% 9/30/34                                     675,000         641,289
      6.375% 11/15/33                                   500,000         495,695
   Telefonos de Mexico 5.50% 1/27/15                    600,000         589,297
   Thomson 5.25% 8/15/13                                435,000         432,216
   Time Warner Entertainment
      8.375% 3/15/23                                  1,670,000       1,938,850
   US Unwired 10.00% 6/15/12                            180,000         204,750
   Vodafone Group 7.875% 2/15/30                        350,000         427,240
                                                                  -------------
                                                                     20,114,633
                                                                  -------------
Consumer Cyclical - 8.66%
   Corrections Corporation of America
      7.50% 5/1/11                                      330,000         341,963
   DaimlerChrysler Holdings 8.50% 1/18/31               500,000         608,019
   DR Horton 5.25% 2/15/15                            1,170,000       1,097,593
   Ford Motor 7.45% 7/16/31                           2,505,000       1,859,962
   Fortune Brands
      5.375% 1/15/16                                    435,000         428,079
      5.875% 1/15/36                                    680,000         660,394
  #Galaxy Entertainment 144A
      9.875% 12/15/12                                   415,000         427,450

                                                      Principal       Market
                                                       Amount-     Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
   General Motors 8.375% 7/15/33           USD          620,000   $     461,900
   General Motors Acceptance Corporation
      6.75% 12/1/14                                   1,120,000       1,063,196
      8.00% 11/1/31                                   2,035,000       2,080,654
  #Johnson (SC) & Son 144A
      5.75% 2/15/33                                     225,000         222,108
   Kohl's 7.25% 6/1/29                                  600,000         667,929
   Lodgenet Entertainment 9.50% 6/15/13                  60,000          65,100
   May Department Stores
      6.65% 7/15/24                                     500,000         522,537
      6.70% 7/15/34                                     860,000         906,982
  #Neiman Marcus 144A 10.375% 10/15/15                  490,000         507,763
   Office Depot 6.25% 8/15/13                           300,000         305,301
   Penney (J.C.) 7.65% 8/15/16                          550,000         623,801
   Visteon
      7.00% 3/10/14                                     640,000         499,200
      8.25% 8/1/10                                    1,225,000       1,038,188
                                                                  -------------
                                                                     14,388,119
                                                                  -------------
Consumer Non-Cyclical - 9.04%
   Altria Group 7.65% 7/1/08                            295,000         311,413
  #AmerisourceBergen 144A
      5.625% 9/15/12                                    525,000         528,938
      5.875% 9/15/15                                    450,000         457,875
   Archer-Daniels-Midland 7.00% 2/1/31                  350,000         405,835
   Biovail 7.875% 4/1/10                                615,000         638,831
   Delhaize America 9.00% 4/15/31                       355,000         418,599
   Genentech 5.25% 7/15/35                              750,000         710,767
   HCA 6.30% 10/1/12                                    600,000         600,074
  #Hertz 144A 10.50% 1/1/16                             495,000         519,750
   Kraft Foods 6.50% 11/1/31                          1,930,000       2,086,151
   Medco Health Solutions 7.25% 8/15/13               1,335,000       1,459,840
  #Medtronic 144A 4.75% 9/15/15                         660,000         636,501
   Merck
      4.75% 3/1/15                                      110,000         104,850
      5.95% 12/1/28                                     655,000         660,656
  #Miller Brewing 144A 5.50% 8/15/13                    525,000         529,010
   Pilgrim's Pride 9.625% 9/15/11                       285,000         303,525
   Schering-Plough 6.75% 12/1/33                        950,000       1,065,118
   UST 6.625% 7/15/12                                   255,000         267,452
   WellPoint 5.85% 1/15/36                            1,600,000       1,598,782
   Wyeth 5.50% 2/1/14                                   500,000         504,340
  #Wyeth 144A 6.00% 2/15/36                           1,195,000       1,219,366
                                                                  -------------
                                                                     15,027,673
                                                                  -------------
Electric - 9.68%
   Alabama Power 5.875% 12/1/22                         480,000         496,291
  oAVA Capital Trust III 6.50% 4/1/34                   295,000         296,741
   Avista 9.75% 6/1/08                                  250,000         272,773
   CenterPoint Energy Houston Electric
      5.60% 7/1/23                                      600,000         586,215
   Cleveland Electric Illuminating
      7.88% 11/1/17                                     530,000         632,709
   Constellation Energy 7.60% 4/1/32                  1,207,000       1,445,447
   Detroit Edison 4.80% 2/15/15                         550,000         525,355
   Dominion Resources
      5.95% 6/15/35                                     450,000         434,188
      6.30% 3/15/33                                     800,000         809,212
   Duke Capital 5.668% 8/15/14                          780,000         783,444
   Northern State Power 5.25% 7/15/35                   805,000         761,120
   NRG Energy 7.375% 2/1/16                             560,000         572,600

--------------------------------------------------------------------------------
                                            Delaware Extended Duration Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Electric (continued)
    Oncor Electric 7.25% 1/15/33           USD          625,000   $     723,973
    Pacific Gas & Electric 6.05% 3/1/34               2,405,000       2,457,055
    PSEG Power 5.50% 12/1/15                            860,000         850,044
    Southern California Edison
       6.00% 1/15/34                                  1,815,000       1,890,341
       6.65% 4/1/29                                     960,000       1,052,640
    TECO Energy 7.20% 5/1/11                            410,000         437,675
   #Tenaska Alabama Partners 144A
       7.00% 6/30/21                                    273,153         278,610
    Westar Energy 6.00% 7/1/14                          750,000         779,852
                                                                  -------------
                                                                     16,086,285
                                                                  -------------
Energy - 5.38%
    Amerada Hess 7.125% 3/15/33                         700,000         800,120
    ConocoPhillips 5.90% 10/15/32                       850,000         897,832
    EnCana 6.50% 8/15/34                                650,000         715,895
    Energy Transfer 5.95% 2/1/15                        490,000         492,198
    Enterprise Products 5.75% 3/1/35                    650,000         599,726
    Global Marine 7.00% 6/1/28                          525,000         598,591
    Halliburton 5.50% 10/15/10                          250,000         254,478
    Naftogaz Ukrainy 8.125% 9/30/09                     400,000         404,760
    Nexen 5.875% 3/10/35                              1,050,000       1,026,176
   #Ras Laffan LNG III 144A 5.838% 9/30/27              500,000         493,194
    SEACOR Holdings 7.20% 9/15/09                       240,000         249,491
   oSecunda International 12.60% 9/1/12                 225,000         239,625
    Siberian Oil 10.75% 1/15/09                         475,000         538,793
    Talisman Energy 5.85% 2/1/37                      1,290,000       1,273,452
    Tyumen Oil 11.00% 11/6/07                           330,000         360,096
                                                                  -------------
                                                                      8,944,427
                                                                  -------------
Financials - 4.35%
    General Electric Capital 6.75% 3/15/32            1,350,000       1,572,946
    HSBC 7.625% 5/17/32                                 500,000         616,921
   oHSBC Finance Capital Trust IX
       5.911% 11/30/35                                1,100,000       1,104,529
   #Mantis Reef 144A 4.799% 11/3/09                     340,000         332,343
    MBNA 5.00% 6/15/15                                  375,000         367,431
    Nuveen Investments 5.00% 9/15/10                    395,000         387,450
    Residential Capital 6.875% 6/30/15                2,650,000       2,853,153
                                                                  -------------
                                                                      7,234,773
                                                                  -------------
Industrial - 0.07%
    Trimas 9.875% 6/15/12                               140,000         120,400
                                                                  -------------
                                                                        120,400
                                                                  -------------
Insurance - 9.13%
   #American International Group 144A
       5.05% 10/1/15                                    600,000         585,425
    American RE 7.45% 12/15/26                          155,000         176,286
   #Farmers Exchange Capital 144A
       7.05% 7/15/28                                    365,000         381,007
   #Farmers Insurance Exchange 144A
       6.00% 8/1/14                                     300,000         302,780
       8.625% 5/1/24                                  1,680,000       2,015,147
   #Liberty Mutual 144A 7.00% 3/15/34                   270,000         281,395

                                                     Principal         Market
                                                      Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Insurance (continued)
    Marsh & McLennan
       5.15% 9/15/10                       USD          245,000   $     242,880
       5.375% 7/15/14                                    80,000          78,194
       5.75% 9/15/15                                    401,000         401,705
       5.875% 8/1/33                                    970,000         920,686
    MetLife
       5.00% 6/15/15                                    450,000         440,592
       5.70% 6/15/35                                    465,000         461,290
       6.375% 6/15/34                                   500,000         541,988
Montpelier Re Holdings 6.125% 8/15/13                   735,000         714,301
   #Nationwide Mutual Insurance
       144A 7.875% 4/1/33                               410,000         489,475
   #New York Life Insurance 144A
       5.875% 5/15/33                                   295,000         303,168
   #Nippon Life Insurance 144A
       4.875% 8/9/10                                    720,000         708,155
~~o#North Front Pass-Through Trust 144A
       5.81% 12/15/24                                 1,660,000       1,654,867
  o#Oil Insurance 144A 5.15% 8/15/33                    990,000         981,267
    UnumProvident 7.375% 6/15/32                         35,000          36,954
    Willis Group
       5.125% 7/15/10                                   205,000         203,701
       5.625% 7/15/15                                 1,205,000       1,204,958
  o#ZFS Finance USA Trust I 144A
       6.45% 12/15/65                                 1,530,000       1,548,987
   #ZFS Finance USA Trust II 144A
       6.45% 12/15/65                                   500,000         502,684
                                                                  -------------
                                                                     15,177,892
                                                                  -------------
Natural Gas - 0.68%
   #GulfSouth Pipeline 144A 5.05% 2/1/15                430,000         419,237
    Valero Logistics Operations
       6.05% 3/15/13                                    685,000         706,688
                                                                  -------------
                                                                      1,125,925
                                                                  -------------
Real Estate - 0.34%
    Developers Diversified Realty
       4.625% 8/1/10                                    585,000         565,991
                                                                  -------------
                                                                        565,991
                                                                  -------------
Technology - 1.70%
    Dell 7.10% 4/15/28                                  420,000         493,189
    Motorola 6.50% 11/15/28                             950,000       1,028,202
   #Oracle 144A 5.25% 1/15/16                         1,320,000       1,302,367
                                                                  -------------
                                                                      2,823,758
                                                                  -------------
Transportation - 1.88%
    American Airlines 6.817% 5/23/11                    530,000         511,035
   oBNSF Funding Trust I 6.613% 12/15/55              1,555,000       1,610,207
    Continental Airlines 6.503% 6/15/11                 725,000         709,453
    United Air Lines 7.73% 7/1/10                       299,771         296,887
                                                                  -------------
                                                                      3,127,582
                                                                  -------------

Total Corporate Bonds (cost $137,067,110)                           136,762,663
                                                                  -------------

-------------------------------------------------------------------------------
Foreign Agencies - 1.01%
-------------------------------------------------------------------------------
   #Pemex Master Trust 144A
       6.625% 6/15/35                                 1,685,000       1,688,791
                                                                  -------------

Total Foreign Agencies (cost $1,671,602)                              1,688,791
                                                                  -------------

-------------------------------------------------------------------------------
                                           Delaware Extended Duration Bond Fund
Statements
-------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                      Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
Municipal Bonds - 2.06%
--------------------------------------------------------------------------------
    American Eagle Northwest Series A
       4.97% 12/15/18                      USD          125,000   $     121,999
    California State 5.00% 2/1/33                       180,000         184,696
    California State University Systemwide
       Revenue 5.00% 11/1/30 (AMBAC)                    600,000         627,775
    Colorado Department of
       Transportation Revenue
       Series B 5.00% 12/15/13 (FGIC)                   445,000         481,899
    Fulton County, Georgia Water & Sewer
       Revenue 5.25% 1/1/35 (FGIC)                      225,000         239,438
    Illinois State Taxable Pension
       5.10% 6/1/33                                     355,000         344,684
    New York State Sales Tax Asset
       Receivables Series A
       5.25% 10/15/27 (AMBAC)                           210,000         226,323
    New York State Urban Development
       Series A-1 5.25% 3/15/34 (FGIC)                  295,000         314,275
    Oregon State Taxable Pension
       5.892% 6/1/27                                    410,000         437,872
    West Virginia Economic Development
       Authority
       5.37% 7/1/20 (MBIA)                               60,000          60,931
       6.07% 7/1/26                                     200,000         208,750
    Wisconsin State General Taxable
       Revenue Series A 5.70% 5/1/26 (FSA)              170,000         178,259
                                                                  -------------

Total Municipal Bonds (cost $3,379,701)                               3,426,901
                                                                  -------------

--------------------------------------------------------------------------------
Non-Agency Asset-Backed Securities - 0.28%
--------------------------------------------------------------------------------
    Citibank Credit Card Issuance Trust
       Series 2003-A7 A7 4.15% 7/7/17                   150,000         140,705
   #GSAA Trust Series 2004-4N 144A
       6.25% 5/25/34                                     28,232          28,161
    Mid-State Trust
       Series 11 A1 4.864% 7/15/38                       66,892          63,429
       Series 2005-1 A 5.745% 1/15/40                   189,684         188,972
   #Sharp NIM Trust 144A
       Series 2003-HE1N N 6.90% 11/25/33                  3,212           3,207
       Series 2004-2N 7.00% 1/25/34                      37,594          37,594
                                                                  -------------

Total Non-Agency Asset-Backed
    Securities (cost $457,614)                                          462,068
                                                                  -------------

--------------------------------------------------------------------------------
Non-Agency Collateralized Mortgage Obligations - 0.12%
--------------------------------------------------------------------------------
   #GSMPS Mortgage Trust Loan
       Series 2005-RP1 1A3 144A
       8.00% 1/25/35                                    181,374         192,377
                                                                  -------------

Total Non-Agency Collateralized
    Mortgage Obligations (cost $194,772)                                192,377
                                                                  -------------

--------------------------------------------------------------------------------
Regional Agency - 0.46%
--------------------------------------------------------------------------------
    Queensland Treasury 6.00% 10/14/15     AUD          975,000         767,349
                                                                  -------------

Total Regional Agency (cost $748,951)                                   767,349
                                                                  -------------

--------------------------------------------------------------------------------
Regional Authority - 0.38%
--------------------------------------------------------------------------------
    Ontario Province 4.50% 3/8/15          CAD          240,000         211,731
    Quebec Province 5.00% 12/1/15          CAD          459,000         416,426
                                                                  -------------

Total Regional Authority (cost $613,226)                                628,157
                                                                  -------------

                                                     Principal        Market
                                                      Amount-      Value (U.S.$)
--------------------------------------------------------------------------------
==@Senior Secured Loans - 1.72%
--------------------------------------------------------------------------------
    Neiman Marcus Term Bank Loan
       6.95% 4/6/13                        USD        1,424,051   $   1,438,291
    Qwest Communications Bank Loan
       Tranch B 6.95% 6/30/10                         1,400,000       1,414,000
                                                                  -------------

Total Senior Secured Loans(cost $2,800,923)                           2,852,291
                                                                  -------------

--------------------------------------------------------------------------------
Sovereign Debt - 2.42%
--------------------------------------------------------------------------------
Brazil - 0.44%
    Republic of Brazil 12.50% 1/5/16       BRL        1,587,000   $     735,387
                                                                  -------------
                                                                        735,387
                                                                  -------------
El Salvador - 0.15%
    Republic of El Salvador
       7.65% 6/15/35                       USD          235,000         252,625
                                                                  -------------
                                                                        252,625
                                                                  -------------
Germany - 0.45%
    Deutschland Republic 5.00% 7/4/11      EUR          571,000         752,982
                                                                  -------------
                                                                        752,982
                                                                  -------------
Poland - 0.09%
    Poland Government 6.25% 10/24/15       PLN          420,000         146,027
                                                                  -------------
                                                                        146,027
                                                                  -------------
Russia - 0.09%
@~~Russian Paris Club Participation
       Note 1.804% 8/20/20                 JPY       17,079,832         145,565
                                                                  -------------
                                                                        145,565
                                                                  -------------

Sweden - 0.53%
    Swedish Government
       4.00% 12/1/09                       SEK        4,045,000         549,224
       4.50% 8/12/15                       SEK        1,355,000         193,480
       5.00% 12/1/20                       SEK          850,000         131,228
                                                                  -------------
                                                                        873,932
                                                                  -------------
United Kingdom - 0.45%
    U.K. Treasury 8.00% 9/27/13            GBP          340,000         754,555
                                                                  -------------
                                                                        754,555
                                                                  -------------
Venezuela - 0.22%
    Venezuela Government
       9.375% 1/13/34                      USD          290,000         363,225
                                                                  -------------
                                                                        363,225
                                                                  -------------

Total Sovereign Debt (cost $3,962,377)                                4,024,298
                                                                  -------------

--------------------------------------------------------------------------------
Supranational Banks - 0.01%
--------------------------------------------------------------------------------
    Inter-American Development Bank
       1.90% 7/8/09                        JPY        1,000,000           8,902
                                                                  -------------

Total Supranational Banks (cost $9,589)                                   8,902
                                                                  -------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.06%
--------------------------------------------------------------------------------
    U.S. Treasury Bonds

     ##5.25% 11/15/28                      USD          250,000         268,057
       5.375% 2/15/31                                 4,135,000       4,553,346
    U.S. Treasury Inflation Index Notes
     ##1.875% 7/15/15                                   513,156         508,285
       2.00% 1/15/16                                    482,982         483,567
       2.00% 1/15/26                                    537,754         536,952
    U.S. Treasury Notes
       4.50% 11/15/15                                   400,000         399,203
                                                                  -------------

Total U.S. Treasury Obligations
    (cost $6,687,126)                                                 6,749,410
                                                                  -------------

--------------------------------------------------------------------------------
                                            Delaware Extended Duration Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                   Number of           Market
                                                    Shares         Value (U.S.$)
--------------------------------------------------------------------------------
Preferred Stock - 0.13%
--------------------------------------------------------------------------------
   Nexen 7.35%                                            8,710   $     223,412
                                                                  -------------
Total Preferred Stock (cost $217,750)                                   223,412
                                                                  -------------

--------------------------------------------------------------------------------
Warrant - 0.00%
--------------------------------------------------------------------------------
 +#Solutia 144A, exercise price $7.59,
      expiration date 7/15/09                               550              --
                                                                  -------------
Total Warrant (cost $46,787)                                                 --
                                                                  -------------

                                                   Principal
                                                    Amount-
--------------------------------------------------------------------------------
Repurchase Agreements - 3.03%
--------------------------------------------------------------------------------
   With BNP Paribas 4.37% 2/1/06
      (dated 1/31/06, to be repurchased
      at $2,952,358, collateralized by
      $1,389,000 U.S. Treasury Notes
      2.00% due 5/15/06, market value
      $1,385,175, $651,000 U.S.Treasury
      Notes 2.375% due 8/15/06,
      market value $650,947 and
      $984,000 U.S. Treasury Notes
      2.625% due 11/15/06,
      market value $975,592)                 USD     2,952,000        2,952,000
   With Cantor Fitzgerald 4.36% 2/1/06
     (dated 1/31/06, to be repurchased
      at $2,083,252, collateralized by
      $161,000 U.S. Treasury Bills due
      6/22/06, market value $158,665,
      $952,000 U.S. Treasury Notes
      3.50% due 11/15/06, market value
      $951,127 and $1,042,000
      U.S. Treasury Notes 3.625% due
      7/15/09, market value $1,015,660)              2,083,000        2,083,000
                                                                  -------------
Total Repurchase Agreements
   (cost $5,035,000)                                                  5,035,000
                                                                  -------------

Total Market Value of Securities - 100.56%
   (cost $167,265,903)                                              167,174,111
Liabilities Net of Receivables and
   Other Assets - (0.56%)                                              (937,801)
                                                                  -------------
Net Assets Applicable to 29,237,667.31
   Shares Outstanding - 100.00%                                   $ 166,236,310
                                                                  =============

Net Asset Value - Delaware Extended Duration Bond Fund
   Class A ($81,772,480 / 14,374,442 Shares)                      $        5.69
                                                                  -------------
Net Asset Value - Delaware Extended Duration Bond Fund
   Class B ($7,051,743 / 1,240,867 Shares)                        $        5.68
                                                                  -------------
Net Asset Value - Delaware Extended Duration Bond Fund
   Class C ($11,785,948 / 2,072,804 Shares)                       $        5.69
                                                                  -------------
Net Asset Value - Delaware Extended Duration Bond Fund
   Class R ($1,020 / 179.31 Shares)                               $        5.69
                                                                  -------------
Net Asset Value - Delaware Extended Duration Bond Fund
   Institutional Class ($65,625,119 / 11,549,375 Shares)          $        5.68
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at January 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 168,021,710
Undistributed net investment income                                     259,080
Accumulated net realized loss on
   investments and foreign currencies                                (1,807,652)
Net unrealized depreciation of investments
   and foreign currencies                                              (236,828)
                                                                  -------------
Total net assets                                                  $ 166,236,310
                                                                  =============

- Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

== Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

+     Non-income producing security for the period ended January 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $28,096,712, which represented 16.90% of the Fund's net assets. See
      Note 9 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $206,587, which represented 0.12% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

~~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

##    Fully or partially pledged as collateral for financial futures contracts.

@ Illiquid Security. At January 31, 2006, the aggregate amount of illiquid securities equals $3,204,443, which represented 1.93% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

Summary of Abbreviations

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
S.F. - Single Family
TBA - To be announced
yr - Year

--------------------------------------------------------------------------------
                                            Delaware Extended Duration Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share -
   Delaware Extended Duration Bond Fund
Net asset value Class A (A)                                       $        5.69
Sales charge (4.50% of offering price) (B)                                 0.27
                                                                  -------------
Offering price                                                    $        5.96
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange and futures contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                     In                            Unrealized
Contracts to                      Exchange         Settlement     Appreciation
Receive (Deliver)                    For              Date       (Depreciation)
----------------------------   ---------------   -------------   --------------
(1,006,630)
   Australian Dollars          USD     744,159      2/08/06      $      (18,897)

(439,620)
   British Pounds              EUR     255,598      2/08/06             (14,093)

11,560
   British Pounds              USD      20,541      2/08/06                  24

(541,000)
   Canadian Dollars            USD     465,176      2/08/06              (9,738)

454,000
   European Monetary
   Units                       USD  (4,364,983)     2/08/06             (23,290)

(403,000)
   European Monetary
   Units                       USD     473,247      2/08/06             (16,555)

512,000
   European Monetary
   Units                       USD    (625,060)     2/08/06              (2,780)

(271,000)
   European Monetary
   Units                       USD    (328,208)     2/08/06              (1,081)

(19,167,000)
   Japanese Yen                USD     166,558      2/08/06               3,082

(568,970)
   Polish Zloty                USD     175,402      2/08/06              (5,301)
                                                                 --------------
                                                                 $      (88,629)
                                                                 ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Futures Contracts(2)

                                                                   Unrealized
Contracts           Notional          Notional      Expiration    Appreciation
to Buy (Sell)    Cost (Proceeds)       Value           Date      (Depreciation)
-------------   ----------------   -------------    ----------   --------------
(55)
U.S. Treasury
2 year Notes      $(11,297,799)    $ (11,266,406)     3/31/06    $       31,393

62
U.S. Treasury
10 year Notes        6,761,107         6,723,125      3/31/06           (37,982)

173
U.S. Treasury
long Bond           19,574,964        19,521,969      3/31/06           (52,995)
                                                                 --------------
                                                                 $      (59,584)
                                                                 ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)   See Note 7 in "Notes to Financial Statements."

(2)   See Note 8 in "Notes to Financial Statements."

See accompanying notes

--------------------------------------------------------------------------------
Statements                         Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                                  Delaware Corporate    Delaware Extended
                                                                                      Bond Fund        Duration Bond Fund
Investment Income:
   Interest                                                                          $ 11,359,805         $  4,213,911
   Dividends                                                                               23,364                8,002
                                                                                     ------------         ------------
                                                                                       11,383,169            4,221,913
                                                                                     ------------         ------------
Expenses:
   Management fees                                                                      1,036,686              399,138
   Distribution expense -- Class A                                                        200,434              105,361
   Distribution expense -- Class B                                                        120,968               36,119
   Distribution expense -- Class C                                                        202,886               51,077
   Distribution expense -- Class R                                                          9,104                    1
   Dividend disbursing and transfer agent fees and expenses                               244,492              143,072
   Accounting and administration expenses                                                  84,187               29,429
   Registration fees                                                                       26,000               27,775
   Professional fees                                                                       21,377               11,755
   Reports and statements to shareholders                                                  30,269                7,077
   Custodian fees                                                                          11,364                4,127
   Trustees' fees                                                                          10,733                3,690
   Insurance Fees                                                                           5,439                1,646
   Pricing Fees                                                                             5,085                3,996
   Taxes (other than taxes on income)                                                         869                  195
   Other                                                                                    1,856                2,870
                                                                                     ------------         ------------
                                                                                        2,011,749              827,328
   Less expenses absorbed or waived                                                      (339,227)            (236,789)
   Less waiver of distribution expenses -- Class A                                        (33,406)             (17,560)
   Less waiver of distribution expenses -- Class R                                         (1,517)                  --
                                                                                     ------------         ------------
   Total expenses                                                                       1,637,599              572,979
                                                                                     ------------         ------------
Net Investment Income                                                                   9,745,570            3,648,934
                                                                                     ------------         ------------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized gain (loss) on:
      Investments                                                                      (2,035,939)            (886,090)
      Futures contracts                                                                  (262,293)            (579,066)
      Foreign currencies                                                                  170,459               65,523
                                                                                     ------------         ------------
   Net realized loss                                                                   (2,127,773)          (1,399,633)
   Net change in unrealized appreciation/ depreciation of investments and
      foreign currencies                                                               (6,292,116)          (3,055,574)
                                                                                     ------------         ------------
Net Realized and Unrealized Loss on Investments and Foreign Currencies                 (8,419,889)          (4,455,207)
                                                                                     ------------         ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                      $  1,325,681         ($   806,273)
                                                                                     ============         ============

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                           Delaware Corporate              Delaware Extended
                                                                               Bond Fund                   Duration Bond Fund

                                                                       Six Months         Year         Six Months         Year
                                                                         Ended           Ended           Ended           Ended
                                                                        1/31/06         7/31/05         1/31/06         7/31/05
                                                                      (Unaudited)                     (Unaudited)
Increase in Net Assets from Operations:
   Net investment income                                             $   9,745,570   $  13,422,941   $   3,648,934   $   4,591,784
   Net realized gain (loss) on investments and foreign currencies       (2,127,773)      4,050,027      (1,399,633)      3,757,115
   Net change in unrealized appreciation/depreciation
      of investments and foreign currencies                             (6,292,116)      2,537,346      (3,055,574)      1,401,740
                                                                     -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting from operations       1,325,681      20,010,314        (806,273)      9,750,639
                                                                     -------------   -------------   -------------   -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                           (3,669,836)     (4,476,591)     (1,842,754)     (1,749,163)
      Class B                                                             (570,419)       (950,409)       (162,337)       (277,133)
      Class C                                                             (961,976)     (1,076,891)       (229,840)       (258,941)
      Class R                                                              (78,940)        (91,868)            (10)             --
      Institutional Class                                               (6,062,588)     (8,153,570)     (1,558,548)     (2,587,552)

   Net realized gain on investments:
      Class A                                                             (527,705)     (1,020,537)       (665,542)       (838,361)
      Class B                                                              (89,966)       (258,873)        (65,519)       (199,563)
      Class C                                                             (158,080)       (279,634)        (95,451)       (171,958)
      Class R                                                              (10,588)        (19,889)             (9)             --
      Institutional Class                                                 (789,910)     (1,397,911)       (495,282)     (1,463,367)
                                                                     -------------   -------------   -------------   -------------
                                                                       (12,920,008)    (17,726,173)     (5,115,292)     (7,546,038)
                                                                     -------------   -------------   -------------   -------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                           60,363,801      67,510,111      35,247,972      44,757,568
      Class B                                                            3,307,515       6,587,587       1,013,028       2,260,874
      Class C                                                           16,672,025      16,718,033       4,996,945       4,847,769
      Class R                                                            1,419,346       2,294,745           1,006              --
      Institutional Class                                               35,143,804     109,274,403      19,551,808      18,354,063

   Net asset value of shares issued upon reinvestment
      of dividends and distributions:
      Class A                                                            2,771,135       3,833,309       1,654,134       1,717,296
      Class B                                                              401,948         698,514         156,409         324,939
      Class C                                                              782,312         972,083         239,207         292,717
      Class R                                                               77,555         110,054              18              --
      Institutional Class                                                4,415,156       5,784,351         548,440       1,087,272
                                                                     -------------   -------------   -------------   -------------
                                                                       125,354,597     213,783,190      63,408,967      73,642,498
                                                                     -------------   -------------   -------------   -------------
   Cost of shares repurchased:
      Class A                                                          (28,071,646)    (30,692,383)    (10,230,145)     (8,613,255)
      Class B                                                           (2,763,632)     (4,094,480)       (771,988)     (1,379,079)
      Class C                                                           (3,977,587)     (6,046,918)     (1,212,329)     (2,089,944)
      Class R                                                             (147,747)       (666,356)             --              --
      Institutional Class                                              (15,256,377)    (18,298,850)     (4,746,402)     (8,661,124)
                                                                     -------------   -------------   -------------   -------------
                                                                       (50,216,989)    (59,798,987)    (16,960,864)    (20,743,402)
                                                                     -------------   -------------   -------------   -------------
Increase in net assets derived from capital share transactions          75,137,608     153,984,203      46,448,103      52,899,096
                                                                     -------------   -------------   -------------   -------------
Net Increase in Net Assets                                              63,543,281     156,268,344      40,526,538      55,103,697

Net Assets:
   Beginning of period                                                 376,935,105     220,666,761     125,709,772      70,606,075
                                                                     -------------   -------------   -------------   -------------
   End of period                                                     $ 440,478,386   $ 376,935,105   $ 166,236,310   $ 125,709,772
                                                                     =============   =============   =============   =============

Undistributed net investment income                                  $     214,334   $     791,358   $     259,080   $     198,164
                                                                     =============   =============   =============   =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                             Delaware Corporate Bond Fund Class A
-----------------------------------------------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                              1/31/06(1)                         Year Ended
                                             (Unaudited)     7/31/05    7/31/04    7/31/03   7/31/02(2)  7/31/01
Net asset value, beginning of period         $     5.780   $   5.700   $  5.620   $  5.220   $   5.370   $ 5.070

Income (loss) from investment operations:
Net investment income(3)                           0.134       0.260      0.296      0.339       0.364     0.370
Net realized and unrealized gain (loss) on
   investments and foreign currencies             (0.127)      0.174      0.183      0.410      (0.152)    0.299
                                             -----------   ---------   --------   --------   ---------   -------
Total from investment operations                   0.007       0.434      0.479      0.749       0.212     0.669
                                             -----------   ---------   --------   --------   ---------   -------

Less dividends and distributions from:
Net investment income                             (0.156)     (0.286)    (0.307)    (0.349)     (0.362)   (0.369)
Net realized gain on investments                  (0.021)     (0.068)    (0.092)        --          --        --
                                             -----------   ---------   --------   --------   ---------   -------
Total dividends and distributions                 (0.177)     (0.354)    (0.399)    (0.349)     (0.362)   (0.369)
                                             -----------   ---------   --------   --------   ---------   -------

Net asset value, end of period               $     5.610   $   5.780   $  5.700   $  5.620   $   5.220   $ 5.370
                                             ===========   =========   ========   ========   =========   =======

Total return(4)                                     0.13%       7.76%      8.65%     14.61%       4.02%    13.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $   146,751   $ 115,456   $ 73,867   $ 34,707   $  17,932   $ 5,596
Ratio of expenses to average net assets             0.80%       0.82%      0.80%      0.80%       0.80%     0.80%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         1.01%       1.08%      1.17%      1.32%       1.22%     1.20%
Ratio of net investment income to average
   net assets                                       4.69%       4.48%      5.09%      5.98%       6.79%     7.16%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     4.48%       4.22%      4.72%      5.46%       6.37%     6.76%
Portfolio turnover                                   162%        232%       300%       861%       1044%      709%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
      (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------
                                                             Delaware Corporate Bond Fund Class B
----------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                           Year Ended
                                              1/31/06(1)    7/31/05    7/31/04    7/31/03   7/31/02(2)  7/31/01
                                             (Unaudited)
Net asset value, beginning of period         $     5.770   $  5.700   $  5.620   $  5.220   $   5.370   $ 5.070

Income (loss) from investment operations:
Net investment income(3)                           0.113      0.216      0.253      0.298       0.325     0.331
Net realized and unrealized gain (loss) on
   investments and foreign currencies             (0.118)     0.164      0.183      0.410      (0.152)    0.300
                                             -----------   --------   --------   --------   ---------   -------
Total from investment operations                  (0.005)     0.380      0.436      0.708       0.173     0.631
                                             -----------   --------   --------   --------   ---------   -------

Less dividends and distributions from:
Net investment income                             (0.134)    (0.242)    (0.264)    (0.308)     (0.323)   (0.331)
Net realized gain on investments                  (0.021)    (0.068)    (0.092)        --          --        --
                                             -----------   --------   --------   --------   ---------   -------
Total dividends and distributions                 (0.155)    (0.310)    (0.356)    (0.308)     (0.323)   (0.331)
                                             -----------   --------   --------   --------   ---------   -------

Net asset value, end of period               $     5.610   $  5.770   $  5.700   $  5.620   $   5.220   $ 5.370
                                             ===========   ========   ========   ========   =========   =======

Total return(4)                                    (0.07%)     6.77%      7.85%     13.78%       3.25%    12.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $    24,227   $ 23,963   $ 20,510   $ 18,551   $  11,709   $ 4,736
Ratio of expenses to average net assets             1.55%      1.57%      1.55%      1.55%       1.55%     1.55%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         1.71%      1.78%      1.87%      2.03%       1.97%     1.95%
Ratio of net investment income to average
   net assets                                       3.94%      3.73%      4.33%      5.23%       6.04%     6.41%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.78%      3.52%      4.01%      4.75%       5.62%     6.01%
Portfolio turnover                                   162%       232%       300%       861%       1044%      709%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
      (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Corporate Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                             Ended                            Year Ended
                                                           1/31/06(1)    7/31/05   7/31/04     7/31/03   7/31/02(2)   7/31/01
                                                          (Unaudited)
Net asset value, beginning of period                       $   5.780     $ 5.700   $ 5.620     $ 5.220     $ 5.370    $ 5.070

Income (loss) from investment operations:
Net investment income(3)                                       0.113       0.216     0.253       0.297       0.324      0.331
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      (0.128)      0.174     0.183       0.410      (0.152)     0.299
                                                           ---------     -------   -------     -------     -------    -------
Total from investment operations                              (0.015)      0.390     0.436       0.707       0.172      0.630
                                                           ---------     -------   -------     -------     -------    -------

Less dividends and distributions from:
Net investment income                                         (0.134)     (0.242)   (0.264)     (0.307)     (0.322)    (0.330)
Net realized gain on investments                              (0.021)     (0.068)   (0.092)         --          --         --
                                                           ---------     -------   -------     -------     -------    -------
Total dividends and distributions                             (0.155)     (0.310)   (0.356)     (0.307)     (0.322)    (0.330)
                                                           ---------     -------   -------     -------     -------    -------

Net asset value, end of period                             $   5.610     $ 5.780   $ 5.700     $ 5.620     $ 5.220    $ 5.370
                                                           =========     =======   =======     =======     =======    =======

Total return(4)                                                (0.24%)      6.95%     7.86%      13.77%       3.24%     12.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  45,367     $33,013   $21,139     $18,313     $ 6,063    $ 1,804
Ratio of expenses to average net assets                         1.55%       1.57%     1.55%       1.55%       1.55%      1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.71%       1.78%     1.87%       2.03%       1.97%      1.95%
Ratio of net investment income to average net assets            3.94%       3.73%     4.33%       5.23%       6.04%      6.41%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    3.78%       3.52%     4.01%       4.75%       5.62%      6.01%
Portfolio turnover                                               162%        232%      300%        861%       1044%      709%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
      (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------
                                                               Delaware Corporate Bond Fund Class R
-------------------------------------------------------------------------------------------------------
                                                            Six Months                        6/2/03(2)
                                                              Ended          Year Ended          to
                                                            1/31/06(1)   7/30/05   7/31/04     7/31/03
                                                           (Unaudited)
Net asset value, beginning of period                       $   5.780     $ 5.700   $ 5.620    $  5.930

Income (loss) from investment operations:
Net investment income(3)                                       0.127       0.240     0.273       0.030
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                     (0.127)      0.174     0.188      (0.300)
                                                           ---------     -------   -------    --------
Total from investment operations                               0.000       0.414     0.461      (0.270)
                                                           ---------     -------   -------    --------

Less dividends and distributions from:
Net investment income                                         (0.149)     (0.266)   (0.289)     (0.040)
Net realized gain on investments                              (0.021)     (0.068)   (0.092)         --
                                                           ---------     -------   -------    --------
Total dividends and distributions                             (0.170)     (0.334)   (0.381)     (0.040)
                                                           ---------     -------   -------    --------

Net asset value, end of period                              $  5.610     $ 5.780   $ 5.700    $  5.620
                                                           =========     =======   =======    ========

Total return(4)                                                 0.01%       7.38%     8.33%      (4.58%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $   3,880     $ 2,608   $   869    $      0
Ratio of expenses to average net assets                         1.05%       1.17%     1.15%       1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.31%       1.38%     1.47%       1.57%
Ratio of net investment income to average net assets            4.44%       4.13%     4.73%       4.93%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.18%       3.92%     4.41%       4.51%
Portfolio turnover                                               162%        232%      300%        861%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Corporate Bond Fund Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                           Year Ended
                                                            1/31/06(1)    7/31/05   7/31/04     7/31/03    7/31/02(2)   7/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $    5.770    $  5.700  $  5.620    $  5.220    $   5.370    $  5.070

Income (loss) from investment operations:
Net investment income(3)                                        0.141       0.274     0.310       0.354        0.378       0.383
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                       (0.117)      0.164     0.183       0.410       (0.152)      0.300
                                                           ----------    --------  --------    --------    ---------    --------
Total from investment operations                                0.024       0.438     0.493       0.764        0.226       0.683
                                                           ----------    --------  --------    --------    ---------    --------

Less dividends and distributions from:
Net investment income                                          (0.163)     (0.300)   (0.321)     (0.364)      (0.376)     (0.383)
Net realized gain on investments                               (0.021)     (0.068)   (0.092)         --           --          --
                                                           ----------    --------  --------    --------    ---------    --------
Total dividends and distributions                              (0.184)     (0.368)   (0.413)     (0.364)      (0.376)     (0.383)
                                                           ----------    --------  --------    --------    ---------    --------

Net asset value, end of period                             $    5.610    $  5.770  $  5.700    $  5.620    $   5.220    $  5.370
                                                           ==========    ========  ========    ========    =========    ========

Total return(4)                                                  0.43%       7.84%     8.92%      14.92%        4.29%      14.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  220,253    $201,895  $104,282    $ 72,744    $  52,681    $ 54,312
Ratio of expenses to average net assets                          0.55%       0.57%     0.55%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        0.71%       0.78%     0.87%       1.03%        0.97%       0.95%
Ratio of net investment income to average net assets             4.94%       4.73%     5.33%       6.23%        7.04%       7.41%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                     4.78%       4.52%     5.01%       5.75%        6.62%       7.01%
Portfolio turnover                                                162%        232%      300%        861%        1044%        709%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
      (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expenses limitation not ben in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Extended Duration Bond Fund Class A
--------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                           Year Ended
                                                            1/31/06(1)    7/31/05   7/31/04     7/31/03    7/31/02(2)    7/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $   5.940     $  5.770  $  5.550    $  5.050    $   5.260    $  4.890

Income (loss) from investment operations:
Net investment income(3)                                       0.144        0.292     0.334       0.373        0.384       0.369
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      (0.190)       0.390     0.322       0.500       (0.218)      0.370
                                                           ---------     --------  --------    --------    ---------    --------
Total from investment operations                              (0.046)       0.682     0.656       0.873        0.166       0.739
                                                           ---------     --------  --------    --------    ---------    --------

Less dividends and distributions from:
Net investment income                                         (0.152)      (0.312)   (0.339)     (0.373)      (0.376)     (0.369)
Net realized gain on investments                              (0.052)      (0.200)   (0.097)         --           --          --
                                                           ---------     --------  --------    --------    ---------    --------
Total dividends and distributions                             (0.204)      (0.512)   (0.436)     (0.373)      (0.376)     (0.369)
                                                           ---------     --------  --------    --------    ---------    --------

Net asset value, end of period                             $   5.690     $  5.940  $  5.770    $  5.550    $   5.050    $  5.260
                                                           =========     ========  ========    ========    =========    ========

Total return(4)                                                (0.76%)      12.17%    11.99%      17.55%        3.16%      15.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  81,772     $ 58,003  $ 19,439    $  9,539    $   4,629    $  3,346
Ratio of expenses to average net assets                         0.80%        0.84%     0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.17%        1.31%     1.30%       1.24%        1.23%       1.26%
Ratio of net investment income to average net assets            5.02%        4.92%     5.72%       6.65%        7.34%       7.38%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    4.65%        4.45%     5.22%       6.21%        6.91%       6.92%
Portfolio turnover                                               191%         233%      267%        789%         923%        642%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain
      (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Extended Duration Bond Fund Class B
--------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                           Year Ended
                                                            1/31/06(1)    7/31/05   7/31/04     7/31/03    7/31/02(2)   7/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $   5.930     $  5.760  $  5.550    $  5.050    $   5.260    $ 4.890

Income (loss) from investment operations:
Net investment income(3)                                       0.124        0.247     0.291       0.332        0.343      0.331
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      (0.192)       0.391     0.312       0.500       (0.218)     0.370
                                                           ---------     --------  --------    --------    ---------    -------
Total from investment operations                              (0.068)       0.638     0.603       0.832        0.125      0.701
                                                           ---------     --------  --------    --------    ---------    -------

Less dividends and distributions from:
Net investment income                                         (0.130)      (0.268)   (0.296)     (0.332)      (0.335)    (0.331)
Net realized gain on investments                              (0.052)      (0.200)   (0.097)         --           --         --
                                                           ---------     --------  --------    --------    ---------    -------
Total dividends and distributions                             (0.182)      (0.468)   (0.393)     (0.332)      (0.335)    (0.331)
                                                           ---------     --------  --------    --------    ---------    -------

Net asset value, end of period                             $   5.680     $  5.930  $  5.760    $  5.550    $   5.050    $ 5.260
                                                           =========     ========  ========    ========    =========    =======

Total return(4)                                                (1.14%)      11.35%    10.98%      16.70%        2.37%     14.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $   7,052     $  6,964  $  5,597    $  5,375    $   3,413    $ 1,175
Ratio of expenses to average net assets                         1.55%        1.59%     1.55%       1.55%        1.55%      1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.87%        2.01%     2.00%       1.95%        1.98%      2.01%
Ratio of net investment income to average net assets            4.27%        4.17%     4.97%       5.90%        6.59%      6.63%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    3.95%        3.75%     4.52%       5.50%        6.16%      6.17%
Portfolio turnover                                               191%         233%      267%        789%         923%       642%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain
      (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Extended Duration Bond Fund Class C
--------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                            Year Ended
                                                            1/31/06(1)    7/31/05   7/31/04     7/31/03    7/31/02(2)    7/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $   5.930     $  5.760  $  5.550    $  5.050    $   5.260    $  4.890

Income (loss) from investment operations:
Net investment income(3)                                       0.124        0.248     0.291       0.331        0.343       0.331
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      (0.182)       0.390     0.312       0.500       (0.218)      0.370
                                                           ---------     --------  --------    --------    ---------    --------
Total from investment operations                              (0.058)       0.638     0.603       0.831        0.125       0.701
                                                           ---------     --------  --------    --------    ---------    --------

Less dividends and distributions from:
Net investment income                                         (0.130)      (0.268)   (0.296)     (0.331)      (0.335)     (0.331)
Net realized gain on investments                              (0.052)      (0.200)   (0.097)         --           --          --
                                                           ---------     --------  --------    --------    ---------    --------
Total dividends and distributions                             (0.182)      (0.468)   (0.393)     (0.331)      (0.335)     (0.331)
                                                           ---------     --------  --------    --------    ---------    --------

Net asset value, end of period                             $   5.690     $  5.930  $  5.760    $  5.550    $   5.050    $  5.260
                                                           =========     ========  ========    ========    =========    ========

Total return(4)                                                (0.97%)      11.35%    10.98%      16.67%        2.37%      14.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  11,786     $  8,196  $  5,025    $  4,751    $   1,431    $    408
Ratio of expenses to average net assets                         1.55%        1.59%     1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.87%        2.01%     2.00%       1.95%        1.98%       2.01%
Ratio of net investment income to average net assets            4.27%        4.17%     4.97%       5.90%        6.59%       6.63%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly                                                    3.95%        3.75%     4.52%       5.50%        6.16%       6.17%
Portfolio turnover                                               191%         233%      267%        789%         923%        642%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain
      (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Extended Duration Bond Fund Class R
----------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/05(1)
                                                                                                  to
                                                                                                1/31/06
                                                                                              (Unaudited)
Net asset value, beginning of period                                                          $     5.820

Income (loss) from investment operations:
Net investment income(2)                                                                            0.141
Net realized and unrealized loss on investments and foreign currencies                             (0.162)
                                                                                              -----------
Total from investment operations                                                                   (0.021)
                                                                                              -----------

Less dividends and distributions from:
Net investment income                                                                              (0.057)
Net realized gain on investments                                                                   (0.052)
                                                                                              -----------
Total dividends and distributions                                                                  (0.109)
                                                                                              -----------

Net asset value, end of period                                                                $     5.690
                                                                                              ===========

Total return(3)                                                                                     (0.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                                       $         1
Ratio of expenses to average net assets                                                              1.05%
Ratio of expenses to average net assets prior to expense limitation                                  1.47%
Ratio of net investment income to average net assets                                                 4.77%
Ratio of net investment income to average net assets prior to expense limitation                     4.35%
Portfolio turnover                                                                                    191%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                              Delaware Extended Duration Bond Fund Institutional Class
---------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                             Ended                            Year Ended
                                                           1/31/06(1)    7/31/05   7/31/04   7/31/03   7/31/02(2)  7/31/01
                                                          (Unaudited)
Net asset value, beginning of period                      $     5.930    $ 5.760   $ 5.550   $ 5.050   $    5.260  $ 4.890

Income (loss) from investment operations:
Net investment income(3)                                        0.153      0.307     0.350     0.387        0.397    0.382
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                      (0.192)     0.391     0.312     0.500       (0.218)   0.370
                                                          -----------    -------   -------   -------   ----------  -------
Total from investment operations                               (0.039)     0.698     0.662     0.887        0.179    0.752
                                                          -----------    -------   -------   -------   ----------  -------

Less dividends and distributions from:
Net investment income                                          (0.159)    (0.328)   (0.355)   (0.387)      (0.389)  (0.382)
Net realized gain on investments                               (0.052)    (0.200)   (0.097)       --           --       --
                                                          -----------    -------   -------   -------   ----------  -------
Total dividends and distributions                              (0.211)    (0.528)   (0.452)   (0.387)      (0.389)  (0.382)
                                                          -----------    -------   -------   -------   ----------  -------

Net asset value, end of period                            $     5.680    $ 5.930   $ 5.760   $ 5.550   $    5.050  $ 5.260
                                                          ===========    =======   =======   =======   ==========  =======

Total return(4)                                                 (0.64%)    12.47%    12.10%    17.87%        3.43%   16.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $    65,625    $52,547   $40,545   $49,891   $   56,664  $61,993
Ratio of expenses to average net assets                          0.55%      0.59%     0.55%     0.55%        0.55%    0.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                       0.87%      1.01%     1.00%     0.95%        0.98%    1.01%
Ratio of net investment income to average net assets             5.27%      5.17%     5.97%     6.90%        7.59%    7.63%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                    4.95%      4.75%     5.52%     6.50%        7.16%    7.17%
Portfolio turnover                                                191%       233%      267%      789%         923%     642%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain
      (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(3) The average shares outstanding method has been applied for per share information for the period ended January 31, 2006 and years ended July 31, 2005 and 2004.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

--------------------------------------------------------------------------------
                                            Delaware Corporate Bond Fund
                                            Delaware Extended Duration Bond Fund
Notes                                       January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund's average daily net assets as follows:

                                               Delaware           Delaware
                                               Corporate     Extended Duration
                                               Bond Fund         Bond Fund
                                               ---------     -----------------
     On the first $500 million                   0.500%            0.550%
     On the next $500 million                    0.475%            0.500%
     On the next $1.5 billion                    0.450%            0.450%
     In excess of $2.5 billion                   0.425%            0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets for each Fund through November 30, 2006.

--------------------------------------------------------------------------------
                                            Delaware Corporate Bond Fund
Notes                                       Delaware Extended Duration Bond Fund
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average net assets for accounting and administration services. The Funds pay DSC a monthly fee based on shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2006, each Fund had liabilities payable to affiliates as follows:

                                                   Delaware         Delaware
                                                  Corporate    Extended Duration
                                                  Bond Fund        Bond Fund
                                                  ---------    -----------------
     Investment Management fee
        payable to DMC                            $ 111,570         $ 13,782
     Dividend disbursing, transfer agent,
        accounting and administration fees
        and other expenses payable to DSC            55,213           32,860
     Distribution fee payable to DDLP               178,857           64,284
     Other expenses payable to
        DMC and affiliates*                           9,715           13,284

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended January 31, 2006, the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $14,905 and $5,198, respectively for internal legal services provided by DMC.

For the six months ended January 31, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                   Delaware         Delaware
                                                  Corporate    Extended Duration
                                                  Bond Fund        Bond Fund
                                                  ---------    -----------------
                                                  $  34,885         $ 32,290

For the six months ended January 31, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

                                                   Delaware        Delaware
                                                  Corporate    Extended Duration
                                                  Bond Fund       Bond Fund
                                                  ---------    -----------------
     Class A                                      $       4          $    100
     Class B                                         32,286             8,542
     Class C                                          4,052             1,536

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2006, the Funds made purchases and sales of investments securities other than short-term investments as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund         Bond Fund
                                               -------------   -----------------
     Purchases other than
        U.S. government securities             $ 280,530,605     $ 116,222,048
     Purchases of U.S. government
        securities                               126,952,714        62,605,879
     Sales other than U.S. government
        securities                               203,509,829        73,723,828
     Sales of U.S. government securities         124,020,226        61,778,344

At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                 Delaware           Delaware
                                                Corporate      Extended Duration
                                                Bond Fund          Bond Fund
                                              -------------    -----------------
     Cost of investments                      $ 445,532,461    $    168,134,077
     Aggregate unrealized appreciation            4,086,969           2,356,318
     Aggregate unrealized depreciation           (7,949,113)         (3,316,284)
                                              -------------    ----------------
     Net unrealized depreciation              $  (3,862,144)   $       (959,966)
                                              =============    ================

--------------------------------------------------------------------------------
                                            Delaware Corporate Bond Fund
Notes                                       Delaware Extended Duration Bond Fund
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2006 and the year ended July 31, 2005 was as follows:

                            Delaware Corporate            Delaware Extended
                                Bond Fund                 Duration Bond Fund
                       ----------------------------   --------------------------
                         Six Months        Year        Six Months       Year
                           Ended          Ended          Ended         Ended
                          1/31/06*       7/31/05        1/31/06*      7/31/05

     Ordinary income   $ 11,811,148    $ 16,740,938   $ 4,426,881   $  6,102,484
     Long-term
        capital gain      1,108,860         985,235       688,411      1,443,554
                       ------------    ------------   -----------   ------------
     Total             $ 12,920,008    $ 17,726,173   $ 5,115,292   $  7,546,038
                       ============    ============   ===========   ============

* Tax information for the period ended January 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

As of January 31, 2006, the components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2006, the estimated components of net assets on a tax basis were as follows:

                                                 Delaware          Delaware
                                                Corporate     Extended Duration
                                                Bond Fund         Bond Fund
                                              -------------   -----------------
     Shares of beneficial interest            $ 447,373,072   $     168,021,710
     Capital loss carry forward                    (622,198)           (808,041)
     Undistributed ordinary income                  176,468             244,721
     Post-October losses                         (1,959,787)           (191,021)
     Post-October currency losses                  (153,307)            (61,952)
     Unrealized appreciation
        on investments                           (4,335,862)           (969,107)
                                              -------------   -----------------
     Net Assets                               $ 440,478,386   $     166,236,310
                                              =============   =================

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2005 through January 31, 2006 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market on foreign currency contracts, straddle deferrals and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                 Delaware          Delaware
                                                Corporate      Extended Duration
                                                Bond Fund          Bond Fund
                                               -----------     -----------------
     Undistributed net
        investment income                      $ 1,021,165      $    205,471
     Accumulated realized loss                  (1,021,165)         (205,471)

--------------------------------------------------------------------------------
                                            Delaware Corporate Bond Fund
Notes                                       Delaware Extended Duration Bond Fund
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                       Delaware Corporate       Delaware Extended
                                          Bond Fund             Duration Bond Fund
                                   ------------------------   -----------------------
                                   Six Months      Year       Six Months      Year
                                     Ended         Ended        Ended        Ended
                                    1/31/06       7/31/05      1/31/06      7/31/05
Shares sold:
   Class A                         10,630,784    11,643,840    6,105,136    7,551,366
   Class B                            583,932     1,135,587      174,124      380,255
   Class C                          2,931,378     2,881,177      861,311      810,930
   Class R                            252,178       394,848          176           --
   Institutional Class              6,204,711    18,818,176    3,418,950    3,097,764

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                            489,919       660,807      287,953      290,331
   Class B                             71,113       120,430       27,252       55,046
   Class C                            138,391       167,604       41,695       49,563
   Class R                             13,694        18,974            3           --
   Institutional Class                780,640       998,303       95,412      183,972
                                   ----------   -----------   ----------   ----------
                                   22,096,740    36,839,746   11,012,012   12,419,227
                                   ----------   -----------   ----------   ----------
Shares repurchased:
   Class A                         (4,971,231)   (5,282,196)  (1,786,150)  (1,445,379)
   Class B                           (487,659)     (706,318)    (134,336)    (232,505)
   Class C                           (704,838)   (1,043,542)    (211,256)    (351,126)
   Class R                            (26,230)     (114,773)          --           --
   Institutional Class             (2,700,140)   (3,154,442)    (823,151)  (1,458,597)
                                   ----------   -----------   ----------   ----------
                                   (8,890,098)  (10,301,271)  (2,954,893)  (3,487,607)
                                   ----------   -----------   ----------   ----------
Net increase                       13,206,642    26,538,475    8,057,119    8,931,620
                                   ==========   ===========   ==========   ==========

For the period ended January 31, 2006 and the year ended July 31, 2005, Class B shares converted to Class A shares as follows*:

                             Six Months                        Year
                               Ended                           Ended
                              1/31/06                         7/31/05
                    Class B   Class A               Class B   Class A
                    Shares     Shares     Value     Shares    Shares     Value
                    -------  ----------  --------   -------   -------   --------
Corporate Bond       59,699    59,699    $340,215    20,782    20,782   $120,347
Extended Duration    15,761    15,761      89,523     6,859     6,848     40,811

* The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of January 31, 2006, or at any time during the period.

7. Foreign Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

--------------------------------------------------------------------------------
                                            Delaware Corporate Bond Fund
Notes                                       Delaware Extended Duration Bond Fund
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

8. Futures Contracts

Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

9. Credit and Market Risk

Each Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been denoted on the Statement of Net Assets.

10. Contractual Obligations

The Funds enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(261)                                                         Printed in the USA
SA-460 [1/06] CGI 3/06                                   SEMI-0602 CBEXD PO10832

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

[GRAPHIC]

----------------------------
FIXED INCOME                  MARCH 31, 2006
--------------------------------------------------------------------------------

                              DELAWARE DELCHESTER FUND

                              --------------------------------------------------

                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Delaware Delchester Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware Delchester Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC]

DELAWARE INVESTMENTS(R)
--------------------------------------------------------------------------------

POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                               February 7, 2006

In the six months ended January 31, 2006, investors received mixed signals about the direction of the U.S. economy, which during the period was absorbing the effects of hurricanes Rita and Katrina. Fixed income investors found themselves facing an unusual interest rate environment, as the shrinking difference between short-term and long-term interest rates produced a condition sometimes referred to by economists as a "flattening yield curve." This condition in the past has sometimes preceded a recession, although many economists have recently noted the limits of its predictive nature and voiced optimism about the economic outlook for 2006.

January 31 marked not only the close of the six-month period for your Fund, but the end of Alan Greenspan's term as acting Chairman of the U.S. Federal Reserve. New Chairman Ben Bernanke takes over at a time when the Fed is deliberating about monetary policy and how much further to raise its short-term interest rate target in 2006.

The past six months have underscored an important lesson: No one can accurately and consistently predict the course of financial markets or the direction of interest rates, and attempts to do so are very often counterproductive. I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes -- stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that fixed income investment vehicles may serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor or visit our Web site, which includes more information about our funds and several interactive tools that you might find useful.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAWARE INVESTMENTS(R)
--------------------------------------------------------------------------------

FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund
  (formerly Delaware Diversified Growth Fund)
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP

Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund
Delaware Value Fund

CORE-EQUITY GROUP

Delaware Balanced Fund
Delaware Foundation Funds
  Delaware Aggressive Allocation Portfolio
    (formerly Delaware Growth Allocation Portfolio)
  Delaware Moderate Allocation Portfolio
    (formerly Delaware Balanced Allocation Portfolio)
  Delaware Conservative Allocation Portfolio
    (formerly Delaware Income Allocation Portfolio)
Delaware Small Cap Core Fund
    (formerly Delaware Small Cap Contrarian Fund)

INTERNATIONAL GROUP

Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

FIXED INCOME GROUP

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY
o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

--------------------------------------------------------------------------------

Simplify your life.
   MANAGE YOUR INVESTMENTS ONLINE!                             [E:DELIVERY LOGO]

Get Account Access, Delaware Investments'(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available.

You also get:

o    Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

--------------------------------------------------------------------------------

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FIXED INCOME                                      [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Semiannual Report JANUARY 31, 2006
--------------------------------------------------------------------------------
                  DELAWARE DELCHESTER FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                                   1
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                                             2
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                                    3

   Statement of Operations                                                    7

   Statements of Changes in Net Assets                                        8

   Financial Highlights                                                       9

   Notes to Financial Statements                                             13

--------------------------------------------------------------------------------
ABOUT THE ORGANIZATION                                                       16
--------------------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                     For the Period August 1, 2005 to January 31, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Delchester Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                                   Beginning    Ending               Paid During
                                    Account    Account   Annualized    Period
                                     Value      Value      Expense    8/1/05 to
                                     8/1/05    1/31/06      Ratio      1/31/06*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                            $1,000.00  $1,023.60     1.20%       $6.12
Class B                             1,000.00   1,016.80     1.91%        9.71
Class C                             1,000.00   1,019.90     1.91%        9.72
Institutional Class                 1,000.00   1,025.10     0.91%        4.64
--------------------------------------------------------------------------------
Hypothetical 5% Return
   (5% return before expenses)
Class A                            $1,000.00  $1,019.16     1.20%       $6.11
Class B                             1,000.00   1,015.58     1.91%        9.70
Class C                             1,000.00   1,015.58     1.91%        9.70
Institutional Class                 1,000.00   1,020.62     0.91%        4.63
--------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
Sector Allocation                                         As of January 31, 2006
--------------------------------------------------------------------------------
   DELAWARE DELCHESTER FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
--------------------------------------------------------------------------------
Collateralized Bond Obligations                                         0.11%
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                                   0.66%
--------------------------------------------------------------------------------
Corporate Bonds                                                        91.83%
--------------------------------------------------------------------------------
Banking                                                                 0.24%
Basic Industry                                                         13.11%
Brokerage                                                               2.37%
Capital Goods                                                           6.13%
Consumer Cyclical                                                       5.87%
Consumer Non-Cyclical                                                   7.50%
Energy                                                                  5.31%
Finance & Investments                                                   0.92%
Media                                                                  11.36%
Real Estate                                                             2.24%
Services Cyclical                                                      11.07%
Services Non-Cyclical                                                   7.18%
Technology & Electronics                                                1.94%
Telecommunications                                                     10.47%
Utilities                                                               6.12%
--------------------------------------------------------------------------------
Emerging Market Bonds                                                   3.72%
--------------------------------------------------------------------------------
Common Stock                                                            1.92%
--------------------------------------------------------------------------------
Preferred Stocks                                                        0.44%
--------------------------------------------------------------------------------
Warrants                                                                0.00%
--------------------------------------------------------------------------------
Repurchase Agreements                                                   1.31%
--------------------------------------------------------------------------------
Total Market Value of Securities Before Securities Lending Collateral  99.99%
--------------------------------------------------------------------------------
Securities Lending Collateral                                          21.73%
--------------------------------------------------------------------------------
Total Market Value of Securities                                      121.72%
--------------------------------------------------------------------------------
Obligation to Return Securities Lending Collateral                    (21.73%)
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities                         0.01%
--------------------------------------------------------------------------------
Total Net Assets                                                      100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Delaware Delchester Fund
Statement                                           January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                   Principal          Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Collateralized Bond Obligations - 0.11%
--------------------------------------------------------------------------------
 =@o#Merrill Lynch CBO VII
        Series 1997-C3A 144A
        4.879% 3/23/08                           $      703,735   $     164,361
   =@South Street CBO
        Series 1999-1A A1 7.16% 7/1/11                  166,207         167,035
                                                                  -------------

Total Collateralized Bond Obligations
   (cost $552,058)                                                      331,396
                                                                  -------------

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 0.66%
--------------------------------------------------------------------------------
    #First Union National Bank Commercial
     Mortgage Series 2001-C2 L 144A
     6.46% 1/12/43                                    2,025,000       2,007,949
                                                                  -------------

Total Commercial Mortgage-Backed
   Securities (cost $2,055,296)                                       2,007,949
                                                                  -------------

--------------------------------------------------------------------------------
Corporate Bonds - 91.83%
--------------------------------------------------------------------------------
Banking - 0.24%
     Western Financial 9.625% 5/15/12                   645,000         725,625
                                                                  -------------
                                                                        725,625
                                                                  -------------

Basic Industry - 13.11%
     Abitibi-Consolidated
        6.95% 12/15/06                                  125,000         126,563
        6.95% 4/1/08                                    137,000         135,630
        7.875% 8/1/09                                   590,000         578,200
    *AK Steel 7.875% 2/15/09                          2,070,000       2,049,300
     Bowater 9.50% 10/15/12                           3,795,000       3,927,824
     Donohue Forest Products
        7.625% 5/15/07                                1,000,000       1,015,000
     Georgia-Pacific 9.50% 12/1/11                    2,285,000       2,462,088
     Gold Kist 10.25% 3/15/14                         1,185,000       1,321,275
    *Huntsman International
        10.125% 7/1/09                                  575,000         597,281
    #Ineos Group Holdings 144A
        8.50% 2/15/16                                 3,000,000       2,999,999
   *#Nell AF Sarl 144A 8.375% 8/15/15                 1,850,000       1,856,938
     NewPage 10.00% 5/1/12                            2,395,000       2,430,925
     Norske Skog Canada 8.625% 6/15/11                1,760,000       1,698,400
    #Port Townsend Paper 144A
        12.00% 4/15/11                                2,730,000       1,856,400
     Potlatch 13.00% 12/1/09                          2,545,000       3,030,132
     Rhodia
       *8.875% 6/1/11                                 1,702,000       1,744,550
        10.25% 6/1/10                                 1,218,000       1,355,025
     Smurfit Capital Funding
        7.50% 11/20/25                                3,205,000       2,884,500
  *++Solutia 6.72% 10/15/37                           4,045,000       3,306,787
     Stone Container 9.25% 2/1/08                       525,000         542,063
     Tembec Industries 8.625% 6/30/09                 4,805,000       2,270,363
     Witco 6.875% 2/1/26                              1,520,000       1,466,800
                                                                  -------------
                                                                     39,656,043
                                                                  -------------

Brokerage - 2.37%
    *E Trade Financial 8.00% 6/15/11                  3,110,000       3,249,950
     LaBranche & Company
        9.50% 5/15/09                                 1,650,000       1,765,500
        11.00% 5/15/12                                1,925,000       2,146,375
                                                                  -------------
                                                                      7,161,825
                                                                  -------------

                                                   Principal         Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Capital Goods - 6.13%
    *Armor Holdings 8.25% 8/15/13                $    2,245,000   $   2,435,825
     DRS Technologies 6.875% 11/1/13                  1,375,000       1,371,563
    *Graham Packaging 9.875% 10/15/14                 2,365,000       2,353,175
    *Interface 10.375% 2/1/10                         2,470,000       2,698,474
     Interline Brands 11.50% 5/15/11                  2,221,000       2,476,415
     Intertape Polymer 8.50% 8/1/14                   2,000,000       1,980,000
    ~Mueller Holdings 14.75% 4/15/14                  3,310,000       2,548,700
    #Panolam Industrial 144A 10.75% 10/1/13           1,115,000       1,062,038
    *Trimas 9.875% 6/15/12                            1,865,000       1,603,900
                                                                  -------------
                                                                     18,530,090
                                                                  -------------

Consumer Cyclical - 5.87%
     Accuride 8.50% 2/1/15                            1,910,000       1,910,000
     General Motors Acceptance Corporation
        6.875% 9/15/11                                  745,000         712,084
       *8.00% 11/1/31                                 1,570,000       1,605,223
    *Landry's Restaurant 7.50% 12/15/14               1,835,000       1,743,250
    *Metaldyne 10.00% 11/1/13                         2,705,000       2,488,600
    #Neiman Marcus 144A 9.00% 10/15/15                1,655,000       1,725,338
    *O'Charleys 9.00% 11/1/13                         2,300,000       2,357,500
    #Uno Restaurant 144A 10.00% 2/15/11               2,100,000       1,779,750
   ++Venture Holdings 12.00% 6/1/09                   3,465,000           6,514
    *Visteon
        7.00% 3/10/14                                   465,000         362,700
        8.25% 8/1/10                                  1,420,000       1,203,450
    *Warnaco 8.875% 6/15/13                           1,735,000       1,865,125
                                                                  -------------
                                                                     17,759,534
                                                                  -------------

Consumer Non-Cyclical - 7.50%
     Biovail 7.875% 4/1/10                            4,150,000       4,310,813
    *Constellation Brands 8.125% 1/15/12                750,000         789,375
     Cott Beverages 8.00% 12/15/11                    1,330,000       1,366,575
    #Doane Pet Care 144A 10.625% 11/15/15             1,195,000       1,254,750
    #Le-Natures 144A 10.00% 6/15/13                   2,275,000       2,400,125
    *National Beef Packing 10.50% 8/1/11              2,380,000       2,451,400
    *Pilgrim's Pride 9.625% 9/15/11                   1,475,000       1,570,875
     Playtex Products 9.375% 6/1/11                   1,965,000       2,075,531
     Swift & Co. 12.50% 1/1/10                          715,000         689,975
     True Temper Sports 8.375% 9/15/11                2,380,000       2,177,700
    #Warner Chilcott 144A 8.75% 2/1/15                3,645,000       3,590,325
                                                                  -------------
                                                                     22,677,444
                                                                  -------------

Energy - 5.31%
     Bluewater Finance 10.25% 2/15/12                 1,600,000       1,731,999
   *#Compton Petroleum 144A 7.625% 12/1/13              805,000         825,125
    #Copano Energy 144A 8.125% 3/1/16                   605,000         616,344
     El Paso Natural Gas 7.625% 8/1/10                1,350,000       1,428,517
     El Paso Production Holding 7.75% 6/1/13          2,290,000       2,433,124
    #Hilcorp Energy 144A
       *7.75% 11/1/15                                   645,000         660,319
        10.50% 9/1/10                                 1,039,000       1,155,888
     Inergy 6.875% 12/15/14                           1,595,000       1,511,263
    #Inergy 144A 8.25% 3/1/16                           490,000         498,575
    oSecunda International 12.60% 9/1/12              1,545,000       1,645,425
     Tennessee Gas Pipeline 8.375% 6/15/32            1,265,000       1,490,118
    #VeraSun Energy 144A 9.875% 12/15/12                740,000         762,200
     Whiting Petroleum 7.25% 5/1/13                   1,270,000       1,296,988
                                                                  -------------
                                                                     16,055,885
                                                                  -------------

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Statement
--------------------------------------------------------------------------------
  OF NET ASSETS (CONTINUED)

                                                   Principal           Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Finance & Investments - 0.92%
     FINOVA Group 7.50% 11/15/09                 $    4,310,650   $   1,508,728
    #C&M Finance 144A 8.10% 2/1/16                    1,250,000       1,263,696
                                                                  -------------
                                                                      2,772,424
                                                                  -------------

Media - 11.36%
  ***Adelphia Communications 8.125% 7/15/06           3,300,000       2,161,500
    #CCH I 144A 11.00% 10/1/15                        2,737,000       2,264,868
    *Cenveo 9.625% 3/15/12                            1,115,000       1,201,413
    #Charter Communications 144A
        5.875% 11/16/09                               1,080,000         764,100
    *Charter Communications Holdings
        11.125% 1/15/11                               2,460,000       1,316,100
       ~13.50% 1/15/11                                2,490,000       1,494,000
   o#Cleveland Unlimited 144A
        12.73% 12/15/10                                 820,000         832,300
    *CSC Holdings 10.50% 5/15/16                      4,090,000       4,371,187
     Insight Midwest 10.50% 11/1/10                   4,360,000       4,616,149
     Lodgenet Entertainment 9.50% 6/15/13             2,770,000       3,005,449
    *Mediacom Capital 9.50% 1/15/13                   2,800,000       2,793,000
    #RH Donnelley 144A 8.875% 1/15/16                 1,390,000       1,412,588
     Sheridan Acquisition 10.25% 8/15/11              1,525,000       1,576,469
    *Sirius Satellite 9.625% 8/1/13                   2,335,000       2,305,813
    *Vertis 10.875% 6/15/09                             790,000         778,150
     Warner Music Group 7.375% 4/15/14                1,130,000       1,132,825
    *XM Satellite Radio 12.00% 6/15/10                2,080,000       2,340,000
                                                                  -------------
                                                                     34,365,911
                                                                  -------------

Real Estate - 2.24%
     American Real Estate Partners
        8.125% 6/1/12                                 1,821,000       1,912,050
     BF Saul REIT 7.50% 3/1/14                        2,255,000       2,317,013
     Tanger Properties 9.125% 2/15/08                 2,385,000       2,544,182
                                                                  -------------
                                                                      6,773,245
                                                                  -------------

Services Cyclical - 11.07%
    *Adesa 7.625% 6/15/12                             1,600,000       1,608,000
     American Airlines 7.379% 5/23/16                   353,707         290,642
     Boyd Gaming 7.125% 2/1/16                          455,000         453,863
   *#CCM Merger 144A 8.00% 8/1/13                     1,360,000       1,332,800
     Corrections Corporation of America
        7.50% 5/1/11                                  1,575,000       1,632,094
     Foster Wheeler 10.359% 9/15/11                     389,750         436,520
    #FTI Consulting 144A 7.625% 6/15/13                 500,000         520,000
   *#Galaxy Entertainment 144A
        9.875% 12/15/12                               1,860,000       1,915,800
     Gaylord Entertainment 8.00% 11/15/13               575,000         600,875
    ~H-Lines Finance Holdings 11.00% 4/1/13           2,543,000       2,123,405
    #Hertz 144A
        8.875% 1/1/14                                 1,080,000       1,120,500
       *10.50% 1/1/16                                   480,000         504,000
     Horizon Lines 9.00% 11/1/12                        650,000         689,813
     Kansas City Southern Railway
        9.50% 10/1/08                                 1,810,000       1,966,113
    #Knowledge Learning 144A 7.75% 2/1/15             1,425,000       1,368,000
    #Majestic Star Casino 144A 9.75% 1/15/11            705,000         724,388
     Mandalay Resort Group 10.25% 8/1/07                305,000         326,350
     OMI 7.625% 12/1/13                               2,445,000       2,521,405
     Penn National Gaming 8.875% 3/15/10              2,920,000       3,069,649
     Royal Caribbean Cruises 7.25% 3/15/18              565,000         613,832

                                                   Principal           Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Services Cyclical (continued)
     Seabulk International 9.50% 8/15/13         $    2,005,000   $   2,245,600
    *Stena 9.625% 12/1/12                             2,065,000       2,261,175
    ~Town Sports International 11.00% 2/1/14          1,890,000       1,384,425
    *United Air Lines 7.73% 7/1/10                      534,591         529,448
    *Wheeling Island Gaming 10.125% 12/15/09          3,075,000       3,232,593
                                                                  -------------
                                                                     33,471,290
                                                                  -------------

Services Non-Cyclical - 7.18%
    #Accellent 144A 10.50% 12/1/13                    1,865,000       1,958,250
     Aleris International 9.00% 11/15/14              2,235,000       2,346,750
     Allied Waste North America 9.25% 9/1/12          2,305,000       2,506,688
     Casella Waste Systems 9.75% 2/1/13               2,760,000       2,911,800
    #CRC Health 144A 10.75% 2/1/16                    1,300,000       1,326,000
     Geo Subordinate 11.00% 5/15/12                   2,795,000       2,711,150
     Healthsouth 10.75% 10/1/08                       2,450,000       2,431,625
     US Oncology 10.75% 8/15/14                       2,734,000       3,034,740
    ~Vanguard Health 11.25% 10/1/15                   3,375,000       2,480,625
                                                                  -------------
                                                                     21,707,628
                                                                  -------------

Technology & Electronics - 1.94%
    *Magnachip Semiconductor
        8.00% 12/15/14                                1,650,000       1,604,625
     Sanmina-SCI
        8.125% 3/1/16                                 1,085,000       1,103,988
        10.375% 1/15/10                                 940,000       1,035,175
   *#Sunguard Data Systems 144A
        10.25% 8/15/15                                2,110,000       2,131,100
                                                                  -------------
                                                                      5,874,888
                                                                  -------------

Telecommunications - 10.47%
     Alaska Communications Systems
        9.875% 8/15/11                                1,562,000       1,714,295
   ++Allegiance Telecom 11.75% 2/15/08                2,045,000         541,925
     American Cellular 10.00% 8/1/11                  1,230,000       1,343,775
    *American Tower 7.125% 10/15/12                   1,825,000       1,902,563
   *#Centennial Communications 144A
        10.00% 1/1/13                                 1,060,000       1,102,400
    *Cincinnati Bell 8.375% 1/15/14                   2,890,000       2,853,874
    #Digicel 144A 9.25% 9/1/12                        1,900,000       2,004,500
    ~Inmarsat Finance 10.375% 11/15/12                3,505,000       2,939,818
     iPCS 11.50% 5/1/12                               1,445,000       1,672,588
    oIwo Escrow 8.35% 1/15/12                           235,000         244,988
     MCI 7.688% 5/1/09                                1,480,000       1,529,950
     Panamsat Holding 9.00% 8/15/14                     615,000         649,594
     Qwest 7.875% 9/1/11                                510,000         541,875
   o#Qwest 144A 7.741% 6/15/13                        2,030,000       2,200,013
    *Rural Cellular 9.875% 2/1/10                     1,410,000       1,522,800
  *o#Rural Cellular 144A 10.041% 11/1/12              1,025,000       1,058,313
   *#Telcordia Technologies 144A
        10.00% 3/15/13                                3,220,000       2,962,399
    *Triton Communications 9.375% 2/1/11              1,645,000       1,110,375
   *oUS LEC 12.716% 10/1/09                           1,300,000       1,404,000
   *#Wind Acquisition 144A 10.75% 12/1/15             2,190,000       2,346,038
                                                                  -------------
                                                                     31,646,083
                                                                  -------------

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Statement
--------------------------------------------------------------------------------
  OF NET ASSETS (CONTINUED)

                                                   Principal          Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Utilities - 6.12%
   ++Calpine 10.50% 5/15/06                      $    1,030,000   $     432,600
  ++#Calpine 144A 9.90% 7/15/07                       1,827,925       1,647,417
    #Dynegy Holdings 144A 10.125% 7/15/13             1,920,000       2,176,800
     Elwood Energy 8.159% 7/5/26                      2,028,850       2,213,092
     Midwest Generation
        8.30% 7/2/09                                  2,425,000       2,509,875
        8.75% 5/1/34                                  1,250,000       1,375,000
    *Mirant Americas Generation
        8.30% 5/1/11                                  2,300,000       2,369,000
     NRG Energy 7.25% 2/1/14                          3,020,000       3,076,626
     Orion Power Holdings 12.00% 5/1/10               1,490,000       1,706,050
     Reliant Energy 9.50% 7/15/13                       990,000         985,050
 =++#USGen New England 144A
        7.459% 1/2/15                                 1,700,000          12,240
                                                                  -------------
                                                                     18,503,750
                                                                  -------------

Total Corporate Bonds (cost $284,829,158)                           277,681,665
                                                                  -------------

--------------------------------------------------------------------------------
Emerging Market Bonds - 3.72%
--------------------------------------------------------------------------------
    #Adaro Finance 144A 8.50% 12/8/10                   990,000       1,009,800
    *Naftogaz Ukrainy 8.125% 9/30/09                  2,500,000       2,529,750
     Republic of El Salvador 7.65% 6/15/35            2,940,000       3,160,500
     Southern Peru 7.50% 7/27/35                      2,175,000       2,183,991
     Venezuela Government 9.375% 1/13/34              1,895,000       2,373,488
                                                                  -------------

Total Emerging Market Bonds
   (cost $10,553,747)                                                11,257,529
                                                                  -------------

                                                    Number of
                                                     Shares
--------------------------------------------------------------------------------
Common Stock - 1.92%
--------------------------------------------------------------------------------
=@+==Avado Brands Restricted                              9,305         130,549
     B&G Foods                                           27,900         412,362
    +Foster Wheeler                                      42,375       2,086,957
   *+Mirant                                              56,424       1,579,872
   *+Petroleum Geo-Services ADR                          34,931       1,257,167
    +XM Satellite Radio Holdings Class A                 12,257         320,889
                                                                  -------------

Total Common Stock (cost $3,471,778)                                  5,787,796
                                                                  -------------

--------------------------------------------------------------------------------
Preferred Stocks - 0.44%
--------------------------------------------------------------------------------
     Alamosa Delaware 7.50%                                 960       1,323,120
                                                                  -------------

Total Preferred Stocks (cost $311,520)                                1,323,120
                                                                  -------------

--------------------------------------------------------------------------------
Warrants - 0.00%
--------------------------------------------------------------------------------

   +#Solutia 144A, exercise price $7.59,
        expiration date 7/15/09                           4,410               0
                                                                  -------------

Total Warrants (cost $367,920)                                                0
                                                                  -------------

                                                   Principal          Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Repurchase Agreements - 1.31%
--------------------------------------------------------------------------------
     With BNP Paribas 4.37% 2/1/06
        (dated 1/31/06, to be repurchased
        at $2,321,282, collateralized by
        $1,092,000 U.S. Treasury Notes
        2.00% due 5/15/06, market value
        $1,089,157, $512,000 U.S. Treasury
        Notes 2.375% due 8/15/06, market
        value $511,837 and $774,000
        U.S. Treasury Notes 2.625%
        due 11/15/06, market value $767,104)     $    2,321,000   $   2,321,000
     With Cantor Fitzgerald 4.36% 2/1/06
        (dated 1/31/06, to be repurchased
        at $1,638,198, collateralized by
        $127,000 U.S. Treasury Bills due
        6/22/06, market value $124,758,
        $749,000 U.S. Treasury Notes
        3.50% due 11/15/06, market value
        $747,867 and $819,000 U.S. Treasury
        Notes 3.625% due 7/15/09, market
        value $798,609)                               1,638,000       1,638,000
                                                                  -------------

Total Repurchase Agreements
   (cost $3,959,000)                                                  3,959,000
                                                                  -------------

Total Market Value of Securities Before
   Securities Lending Collateral - 99.99%
   (cost $306,100,477)                                              302,348,455
                                                                  -------------

--------------------------------------------------------------------------------
Securities Lending Collateral** - 21.73%
--------------------------------------------------------------------------------
Fixed Rate Demand Notes - 5.18%
     Citigroup Global Markets 4.54% 2/1/06           14,831,673      14,831,673
     Washington Mutual 4.54% 3/28/06                    833,509         833,509
                                                                  -------------
                                                                     15,665,182
                                                                  -------------

    oVariable Rate Demand Notes - 16.55%
     ANZ National 4.40% 2/28/07                         416,754         416,754
     Australia New Zealand 4.49% 2/28/07              2,083,773       2,083,773
     Bank of America 4.57% 2/23/07                    2,708,905       2,708,905
     Bank of New York 4.39% 2/28/07                   1,667,018       1,667,018
     Bank of the West 4.36% 3/2/06                    2,083,773       2,083,773
     Bayerische Landesbank 4.54% 8/25/06              2,083,773       2,083,773
     Bear Stearns 4.48% 7/31/06                       2,500,527       2,500,527
     Beta Finance 4.58% 4/18/06                       2,083,773       2,083,721
     Canadian Imperial Bank 4.49% 2/28/07             1,041,886       1,041,886
     CDC Financial Products 4.60% 2/28/06             2,708,905       2,708,905
     Citigroup Global Markets 4.57% 2/7/06            2,708,905       2,708,905
     Commonwealth Bank Australia  4.49% 2/28/07       2,083,773       2,083,773
     Credit Suisse First Boston New York
        4.46% 4/18/06                                 2,250,475       2,250,475
     Goldman Sachs 4.64% 1/31/07                      2,708,905       2,708,905
     Manufacturers & Traders 4.52% 9/26/06            2,083,773       2,083,433
     Marshall & Ilsley Bank 4.45% 2/28/07             2,292,150       2,292,150
     Merrill Lynch Mortgage Capital 4.60% 2/7/06      1,875,396       1,875,396

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Statement
--------------------------------------------------------------------------------
  OF NET ASSETS (CONTINUED)

                                                 Principal          Market
                                               Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Securities Lending Collateral (continued)
--------------------------------------------------------------------------------
    oVariable Rate Demand Notes (continued)
     Morgan Stanley 4.68% 1/31/07              $    2,583,878   $   2,583,878
     Nordea Bank Norge ASA
        4.42% 2/28/07                               2,083,773       2,083,773
     Procter & Gamble 4.46% 2/28/07                 2,083,773       2,083,773
     Royal Bank of Scotland 4.48% 2/28/07           2,083,773       2,083,773
     Sigma Finance 4.58% 3/16/06                      625,132         625,153
     Societe Generale New York 4.36% 2/28/07        1,041,886       1,041,886
     Toyota Motor Credit 4.55% 6/23/06              2,083,773       2,083,878
     Wells Fargo 4.46% 2/28/07                      2,083,773       2,083,773
                                                                -------------
                                                                   50,051,959
                                                                -------------

Total Securities Lending Collateral
   ($65,717,141)                                                   65,717,141
                                                                -------------

Total Market Value of Securities - 121.72%
   (cost $371,817,618)                                            368,065,596+++
Obligation to Return Securities Lending
   Collateral** - (21.73%)                                        (65,717,141)
Receivables and Other Assets
   Net of Liabilities - 0.01%                                          35,474
                                                                -------------

Net Assets Applicable to 92,560,099 Shares
   Outstanding - 100.00%                                        $ 302,383,929
                                                                =============

Net Asset Value - Delaware Delchester Fund
   Class A ($235,900,878 / 72,238,082 Shares)                   $        3.27
                                                                -------------
Net Asset Value - Delaware Delchester Fund
   Class B ($36,033,760 / 11,011,970 Shares)                    $        3.27
                                                                -------------
Net Asset Value - Delaware Delchester Fund
   Class C ($14,976,256 / 4,572,223 Shares)                     $        3.28
                                                                -------------
Net Asset Value - Delaware Delchester Fund
   Institutional Class
   ($15,473,035 / 4,737,824 Shares)                             $        3.27
                                                                -------------

Components of Net Assets at January 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                           $ 944,871,930
Undistributed net investment income                                     4,506
Accumulated net realized loss on investments                     (638,740,485)
Net unrealized depreciation of investments                         (3,752,022)
                                                                -------------
Total net assets                                                $ 302,383,929
                                                                =============

Summary of Abbreviations:

ADR - American  Depositary  Receipts
CBO - Collateralized  Bond  Obligation
REIT- Real Estate Investment Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $61,174,734, which represented 20.23% of the Fund's net assets. See
      Note 8 in "Notes to Financial Statements."

== Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted security equals $130,549 or 0.04% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

~ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

*     Fully or partially on loan.

**    See note 7 in "Notes to Financial Statements."

+++   Includes $64,656,355 of securities loaned.

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

+     Non-income producing security for the period ended January 31, 2006.

++    Non-income producing security. Security is currently in default.

*** Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

@ Illiquid security. At January 31, 2006, the aggregate amount of illiquid securities equals $461,945, which represented 0.15% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

= Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $474,185, which represented 0.16% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware Delchester Fund
Net asset value Class A (A)                                             $  3.27
Sales charge (4.50% of offering price) (B)                                 0.15
                                                                        -------
Offering price                                                          $  3.42
                                                                        =======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                   Delaware Delchester Fund
Statement                          Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

Investment Income:
   Interest                                                           $ 13,731,177
   Securities lending income                                               132,289
   Dividends                                                                25,761    $ 13,889,227
                                                                      ------------    ------------

Expenses:
   Management fees                                                       1,017,679
   Distribution expenses -- Class A                                        345,497
   Distribution expenses -- Class B                                        203,097
   Distribution expenses -- Class C                                         73,598
   Dividend disbursing and transfer agent fees and expenses                361,278
   Accounting and administration expenses                                   63,751
   Registration fees                                                        37,750
   Legal and professional fees                                              32,145
   Reports and statements to shareholders                                   28,968
   Custodian fees                                                           18,796
   Trustees' fees                                                            8,339
   Insurance fees                                                            5,431
   Pricing fees                                                              2,547
   Taxes (other than taxes on income)                                        1,946
   Other                                                                     3,432       2,204,254
                                                                      ------------
   Less expenses absorbed or waived                                                       (155,506)
                                                                                      ------------
   Total expenses                                                                        2,048,748
                                                                                      ------------
Net Investment Income                                                                   11,840,479
                                                                                      ------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain on investments                                                      1,336,375
   Net change in unrealized appreciation/depreciation of investments                    (6,720,663)
                                                                                      ------------
Net Realized and Unrealized Loss on Investments                                         (5,384,288)
                                                                                      ------------

Net Increase in Net Assets Resulting from Operations                                  $  6,456,191
                                                                                      ============

See accompanying notes

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                                                     Six Months            Year
                                                                                                       Ended              Ended
                                                                                                      1/31/06            7/31/05
                                                                                                    (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                           $  11,840,479      $  25,877,808
   Net realized gain on investments                                                                    1,336,375         20,059,634
   Net change in unrealized appreciation/depreciation of investments                                  (6,720,663)          (800,316)
                                                                                                   -------------      -------------
   Net increase in net assets resulting from operations                                                6,456,191         45,137,126
                                                                                                   -------------      -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                         (9,251,951)       (20,606,367)
      Class B                                                                                         (1,401,338)        (3,987,176)
      Class C                                                                                           (507,592)        (1,157,169)
      Institutional Class                                                                               (623,351)        (1,745,099)
                                                                                                   -------------      -------------
                                                                                                     (11,784,232)       (27,495,811)
                                                                                                   -------------      -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                                         31,799,077         86,807,210
      Class B                                                                                          2,380,691          6,503,838
      Class C                                                                                          4,600,311          7,835,958
      Institutional Class                                                                              2,172,681         14,999,421

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                          5,136,507         11,323,524
      Class B                                                                                            680,592          1,773,712
      Class C                                                                                            320,675            674,100
      Institutional Class                                                                                595,423          1,588,434
                                                                                                   -------------      -------------
                                                                                                      47,685,957        131,506,197
                                                                                                   -------------      -------------

   Cost of shares repurchased:
      Class A                                                                                        (65,981,915)      (106,102,348)
      Class B                                                                                        (12,244,375)       (27,460,989)
      Class C                                                                                         (5,995,098)        (8,397,656)
      Institutional Class                                                                             (4,380,564)       (19,126,027)
                                                                                                   -------------      -------------
                                                                                                     (88,601,952)      (161,087,020)
                                                                                                   -------------      -------------
   Decrease in net assets derived from capital share transactions                                    (40,915,995)       (29,580,823)
                                                                                                   -------------      -------------
   Net Decrease in Net Assets                                                                        (46,244,036)       (11,939,508)

Net Assets:
   Beginning of period                                                                               348,627,965        360,567,473
                                                                                                   -------------      -------------
   End of period (including undistributed net investment income of $4,506 and $12,265,
      respectively)                                                                                $ 302,383,929      $ 348,627,965
                                                                                                   =============      =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Delchester Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended
                                                          1/31/06(2)    7/31/05     7/31/04     7/31/03    7/31/02(1)    7/31/01
                                                         (Unaudited)
Net asset value, beginning of period                     $     3.320   $   3.180   $   3.000   $   2.580   $   3.110    $   4.390

Income (loss) from investment operations:
Net investment income(3)                                       0.127       0.243       0.258       0.303       0.317        0.432
Net realized and unrealized gain (loss) on investments        (0.051)      0.155       0.186       0.399      (0.543)      (1.276)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total from investment operations                               0.076       0.398       0.444       0.702      (0.226)      (0.844)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Less dividends and distributions from:
Net investment income                                         (0.126)     (0.258)     (0.264)     (0.282)     (0.304)      (0.436)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total dividends and distributions                             (0.126)     (0.258)     (0.264)     (0.282)     (0.304)      (0.436)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Net asset value, end of period                           $     3.270   $   3.320   $   3.180   $   3.000   $   2.580    $   3.110
                                                         ===========   =========   =========   =========   =========    =========

Total return(4)                                                 2.36%      12.84%      15.22%      28.67%      (7.94%)     (20.22%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $   235,901   $ 269,002   $ 263,960   $ 253,966   $ 188,736    $ 278,975
Ratio of expenses to average net assets                         1.20%       1.25%       1.34%       1.47%       1.32%        1.25%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              1.30%       1.27%       1.34%       1.47%       1.32%        1.33%
Ratio of net investment income to average net assets            7.67%       7.36%       8.19%      10.93%      10.76%       11.63%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   7.57%       7.34%       8.19%      10.93%      10.76%       11.55%
Portfolio turnover                                               144%        254%        674%        788%        441%         294%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain
      (loss) per share of $0.019, and an increase in ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the years ended July 31, 2003, 2002, and 2001.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Delchester Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended
                                                          1/31/06(2)    7/31/05     7/31/04     7/31/03    7/31/02(1)    7/31/01
                                                         (Unaudited)
Net asset value, beginning of period                     $     3.330   $   3.180   $   3.010   $   2.590   $   3.120    $   4.390

Income (loss) from investment operations:
Net investment income(3)                                       0.115       0.219       0.236       0.283       0.295        0.405
Net realized and unrealized gain (loss) on investments        (0.061)      0.165       0.176       0.399      (0.543)      (1.270)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total from investment operations                               0.054       0.384       0.412       0.682      (0.248)      (0.865)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Less dividends and distributions from:
Net investment income                                         (0.114)     (0.234)     (0.242)     (0.262)     (0.282)      (0.405)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total dividends and distributions                             (0.114)     (0.234)     (0.242)     (0.262)     (0.282)      (0.405)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Net asset value, end of period                           $     3.270   $   3.330   $   3.180   $   3.010   $   2.590    $   3.120
                                                         ===========   =========   =========   =========   =========    =========

Total return(4)                                                 1.68%      12.37%      14.02%      27.68%      (8.28%)     (20.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $    36,034   $  45,973   $  62,243   $  82,345   $  79,507    $ 118,235
Ratio of expenses to average net assets                         1.91%       1.97%       2.06%       2.19%       2.04%        1.98%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              2.01%       1.99%       2.06%       2.19%       2.04%        2.06%
Ratio of net investment income to average net assets            6.96%       6.64%       7.48%      10.21%      10.04%       10.90%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   6.86%       6.62%       7.48%      10.21%      10.04%       10.82%
Portfolio turnover                                               144%        254%        674%        788%        441%         294%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain
      (loss) per share of $0.019, and an increase in ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the years ended July 31, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Delchester Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended
                                                          1/31/06(2)    7/31/05     7/31/04     7/31/03    7/31/02(1)    7/31/01
                                                         (Unaudited)
Net asset value, beginning of period                     $     3.330   $   3.180   $   3.010   $   2.590   $   3.120    $   4.390

Income (loss) from investment operations:
Net investment income(3)                                       0.115       0.219       0.235       0.283       0.295        0.405
Net realized and unrealized gain (loss) on investments        (0.051)      0.165       0.176       0.399      (0.543)      (1.270)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total from investment operations                               0.064       0.384       0.411       0.682      (0.248)      (0.865)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Less dividends and distributions from:
Net investment income                                         (0.114)     (0.234)     (0.241)     (0.262)     (0.282)      (0.405)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total dividends and distributions                             (0.114)     (0.234)     (0.241)     (0.262)     (0.282)      (0.405)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Net asset value, end of period                           $     3.280   $   3.330   $   3.180   $   3.010   $   2.590    $   3.120
                                                         ===========   =========   =========   =========   =========    =========

Total return(4)                                                 1.99%      12.35%      14.00%      27.68%      (8.28%)     (20.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $    14,976   $  16,271   $  15,337   $  16,965   $  11,176    $  16,841
Ratio of expenses to average net assets                         1.91%       1.97%       2.06%       2.19%       2.04%        1.98%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              2.01%       1.99%       2.06%       2.19%       2.04%        2.06%
Ratio of net investment income to average net assets            6.96%       6.64%       7.48%      10.21%      10.04%       10.90%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   6.86%       6.62%       7.48%      10.21%      10.04%       10.82%
Portfolio turnover                                               144%        254%        674%        788%        441%         294%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain
      (loss) per share of $0.019, and an increase in ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the years ended July 31, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Delchester Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                               Year Ended
                                                          1/31/06(2)    7/31/05     7/31/04     7/31/03    7/31/02(1)    7/31/01
                                                         (Unaudited)
Net asset value, beginning of period                     $     3.320   $   3.180   $   3.000   $   2.590   $   3.110    $   4.390

Income (loss) from investment operations:
Net investment income(3)                                       0.132       0.252       0.267       0.311       0.325        0.442
Net realized and unrealized gain (loss) on investments        (0.051)      0.155       0.186       0.389      (0.533)      (1.277)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total from investment operations                               0.081       0.407       0.453       0.700      (0.208)      (0.835)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Less dividends and distributions from:
Net investment income                                         (0.131)     (0.267)     (0.273)     (0.290)     (0.312)      (0.445)
                                                         -----------   ---------   ---------   ---------   ---------    ---------
Total dividends and distributions                             (0.131)     (0.267)     (0.273)     (0.290)     (0.312)      (0.445)
                                                         -----------   ---------   ---------   ---------   ---------    ---------

Net asset value, end of period                           $     3.270   $   3.320   $   3.180   $   3.000   $   2.590    $   3.110
                                                         ===========   =========   =========   =========   =========    =========

Total return(4)                                                 2.51%      13.16%      15.17%      29.46%      (7.69%)     (19.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $    15,473   $  17,382   $  19,027   $  17,296   $  10,542    $  20,112
Ratio of expenses to average net assets                         0.91%       0.97%       1.06%       1.19%       1.04%        0.98%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.01%       0.99%       1.06%       1.19%       1.04%        1.06%
Ratio of net investment income to average net assets            7.96%       7.64%       8.48%      11.21%      11.04%       11.90%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   7.86%       7.62%       8.48%      11.21%      11.04%       11.82%
Portfolio turnover                                               144%        254%        674%        788%        441%         294%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain
      (loss) per share of $0.019, and an increase in ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information for the years ended July 31, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                                    Delaware Delchester Fund
Notes                                               January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of January 31, 2006, Class R has not commenced operations. The investment objective of the Fund is to seek total return, and as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2006.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the Investment Manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.91% of average daily net assets until November 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At January 31, 2006, the Fund had liabilities payable to affiliates as follows:

      Investment management fees payable to DMC                         $150,481
      Dividend disbursing, transfer agent, accounting and
         administration fees and other expenses payable to DSC            70,687
      Distribution fee payable to DDLP                                   102,455
      Other expenses payable to DMC and affiliates*                        7,470

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended January 31, 2006, the cost for internal legal services provided by DMC was $10,859.

For the six months ended January 31, 2006, DDLP earned $7,541 for commissions on sales of the Fund's Class A shares. For the six months ended January 31, 2006, DDLP received gross contingent deferred sales charge commissions of $419, $24,593 and $214 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2006, the Fund made purchases of $220,836,333 and sales of $252,691,400 of investment securities other than short-term investments.

At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments was $372,448,767. At January 31, 2006, the net unrealized depreciation was $4,383,171, of which $9,519,890 related to unrealized appreciation of investments and $13,903,061 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2006 and year ended July 31, 2005 was as follows:

                                                     Six Months         Year
                                                       Ended            Ended
                                                      1/31/06*        7/31/05
                                                     -----------     -----------
      Ordinary income                                $11,784,232     $27,495,811

* Tax information for the period ended January 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2006, the estimated components of net assets on a tax basis were as follows:

      Shares of beneficial interest                               $ 944,871,930
      Undistributed ordinary income                                       4,506
      Capital loss carryforwards                                   (638,109,336)
      Unrealized depreciation of investments                         (4,383,171)
      Net assets                                                  -------------
                                                                  $ 302,383,929
                                                                  =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2005 will expire as follows: $123,490,311 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

For the six months ended January 31, 2006, the Fund had capital gains of $948,060 which may reduce the capital loss carryforwards.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended January 31, 2006, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

      Undistributed net investment income                          $    (64,006)
      Accumulated net realized loss                                      64,006

--------------------------------------------------------------------------------
                                                        Delaware Delchester Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                                   Six Months           Year
                                                      Ended            Ended
                                                     1/31/06          7/31/05
Shares sold:
   Class A                                           9,799,858       26,432,120
   Class B                                             730,926        1,990,820
   Class C                                           1,416,256        2,375,096
   Institutional Class                                 668,763        4,523,623

Shares issued upon reinvestment of dividends
   and distributions:
   Class A                                           1,576,540        3,431,877
   Class B                                             208,352          536,838
   Class C                                              98,230          203,703
   Institutional Class                                 182,539          480,197
                                                   -----------      -----------
                                                    14,681,464       39,974,274
                                                   -----------      -----------

Shares repurchased:
   Class A                                         (20,105,319)     (32,008,734)
   Class B                                          (3,740,356)      (8,276,203)
   Class C                                          (1,826,229)      (2,512,311)
   Institutional Class                              (1,344,663)      (5,762,194)
                                                   -----------      -----------
                                                   (27,016,567)     (48,559,442)
                                                   -----------      -----------
Net decrease                                       (12,335,103)      (8,585,168)
                                                   ===========      ===========

For the six months ended January 31, 2006 and the year ended July 31, 2005, 1,300,552 Class B shares were converted to 1,302,416 Class A shares valued at $4,262,674 and 2,838,347 Class B shares were converted to 2,844,669 Class A shares valued at $9,448,878, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2006, or at any time during the period.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2006, the market value of securities on loan was $64,656,355, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(255)                                                         Printed in the USA
SA-024 [1/06] CGI 3/06                                     SEMI-0602 DEL PO10833

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

[GRAPHIC]

---------------------------
FIXED INCOME                  MARCH 31, 2006
--------------------------------------------------------------------------------

                              DELAWARE HIGH-YIELD
                              OPPORTUNITIES FUND

                              --------------------------------------------------

                              Get shareholder reports
                              and prospectuses online
                              instead of in the mail. Visit

                              www.delawareinvestments.com/edelivery.

                              --------------------------------------------------

                              This brochure accompanies a semiannual report for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Delaware High-Yield Opportunities Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware High-Yield Opportunities Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC]

DELAWARE INVESTMENTS(R)

--------------------------------------------------------------------------------

POWERED BY RESEARCH(R)        EXPERIENCE DELAWARE INVESTMENTS

                              OUR MISSION:

                              Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We strongly believe in our investment process, the consistent results we seek to deliver, and the value we can add for our clients.

                              OUR HISTORY:

                              Delaware Investments traces its roots to an investment advisory firm founded in 1929. We quickly learned how important consistent performance was to our clients, particularly in tough times, and continued to apply those lessons when we launched our first mutual fund in 1938. Delaware has managed money through 75 years of market cycles, and our dedication to consistent performance over the long term endures to this day.

                              OUR PRINCIPLES:

                              CLIENTS FIRST

                              We believe that placing clients' interests ahead of our own is always the right thing to do. We offer a focused lineup of products that is aligned with our core asset management competencies rather than with popular trends. Some of the largest pension plans, endowments and foundations have entrusted their investments to Delaware Investments. Our institutional heritage and expertise serve us well when crafting mutual funds and managed account portfolios for individual investors.

                              PASSION FOR PERFORMANCE

                              Our results-oriented culture puts investors first and begins with our passion for performance. We seek to deliver consistently superior returns over the long term, and to do it in every asset class. This means we look at three-year and five-year track records as starting points in seeking to deliver long-term outperformance.

                              PEOPLE WE'RE PROUD OF

                              We recognize that smart, accomplished people are a competitive advantage. Our research analysts add value to our investors' portfolios, just as our award-winning operations team adds value for shareholders. At Delaware Investments, we are more than just committed -- we are passionate about our mission. That culture of passion flows through everything we do.

                              POWERED BY RESEARCH

                              Whether it's credit research on a corporate bond or a company visit for a small-cap consumer growth name, our deep teams of sector experts eat, sleep and breathe fundamental research. We believe that fundamental research is the key to achieving consistently superior returns over the long term.

                              STRENGTH IN PARTNERSHIP

                              Delaware Investments is the financial engine of the Lincoln Financial Group(R) family. Like our parent company, we understand the power of partnerships in a knowledge-based industry. We collaborate with a wide variety of financial services organizations to provide the very best in investment products and services.

                              (C)2006 Delaware Distributors, L.P.

                              Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                               February 7, 2006

In the six months ended January 31, 2006, investors received mixed signals about the direction of the U.S. economy, which during the period was absorbing the effects of hurricanes Rita and Katrina. Fixed income investors found themselves facing an unusual interest rate environment, as the shrinking difference between short-term and long-term interest rates produced a condition sometimes referred to by economists as a "flattening yield curve." This condition in the past has sometimes preceded a recession, although many economists have recently noted the limits of its predictive nature and voiced optimism about the economic outlook for 2006.

January 31 marked not only the close of the six-month period for your Fund, but the end of Alan Greenspan's term as acting Chairman of the U.S. Federal Reserve. New Chairman Ben Bernanke takes over at a time when the Fed is deliberating about monetary policy and how much further to raise its short-term interest rate target in 2006.

The past six months have underscored an important lesson: No one can accurately and consistently predict the course of financial markets or the direction of interest rates, and attempts to do so are very often counterproductive. I encourage you to work with your financial advisor to consider building a portfolio that's diversified across the major investment asset classes -- stocks, bonds, and short-term reserves -- keeping the allocations appropriate for your personal circumstances and risk tolerance. It is our belief at Delaware Investments that a long-term perspective is always healthy, and we remind you that fixed income investment vehicles can serve to balance investments in stocks, which are historically more volatile.

If you are interested in acquiring more information about creating a well-diversified investment plan, speak with your advisor or visit our Web site, which includes more information about our funds and several interactive tools that you might find useful.

Thank you as always for entrusting your hard-earned dollars to Delaware Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAWARE INVESTMENTS(R)
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS IN THE DELAWARE INVESTMENTS(R) FAMILY OF FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT WWW.DELAWAREINVESTMENTS.COM, OR BY PHONE AT 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund (formerly Delaware Diversified Growth Fund) Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP

Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund
Delaware Value Fund

CORE-EQUITY GROUP

Delaware Balanced Fund
Delaware Foundation Funds
   Delaware Aggressive Allocation Portfolio (formerly Delaware Growth Allocation
      Portfolio)
   Delaware Moderate Allocation Portfolio (formerly Delaware Balanced Allocation
      Portfolio)
   Delaware Conservative Allocation Portfolio (formerly Delaware Income
      Allocation Portfolio)
Delaware Small Cap Core Fund (formerly Delaware Small Cap Contrarian Fund)

INTERNATIONAL GROUP

Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

FIXED INCOME GROUP

Corporate and Government

Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market

Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)

Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)

Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

GROWING STRONG TOGETHER

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

ROOTED IN HISTORY

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments(R) history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of Lincoln Financial Group's ability to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

--------------------------------------------------------------------------------

Simplify your life.
   MANAGE YOUR INVESTMENTS ONLINE!

                                                               [E:DELIVERY LOGO]

Get Account Access, Delaware Investments'(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments(R) accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

--------------------------------------------------------------------------------

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FIXED INCOME                                      [DELAWARE INVESTMENTS LOGO(R)]

--------------------------------------------------------------------------------

Semiannual Report january 31, 2006
--------------------------------------------------------------------------------
                                   DELAWARE HIGH-YIELD OPPORTUNITIES FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATION                                        2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                               3

   Statement of Assets and Liabilities                   7

   Statement of Operations                               7

   Statements of Changes in Net Assets                   8

   Financial Highlights                                  9

   Notes to Financial Statements                        14

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  17
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                     For the Period August 1, 2005 to January 31, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware High-Yield Opportunities Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      8/1/05 to
                                                       8/1/05       1/31/06      Ratio       1/31/06*
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,019.20      1.13%       $ 5.75
Class B                                                1,000.00     1,015.60      1.83%         9.30
Class C                                                1,000.00     1,015.60      1.83%         9.30
Class R                                                1,000.00     1,018.20      1.33%         6.77
Institutional Class                                    1,000.00     1,020.70      0.83%         4.23
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,019.51      1.13%       $ 5.75
Class B                                                1,000.00     1,015.98      1.83%         9.30
Class C                                                1,000.00     1,015.98      1.83%         9.30
Class R                                                1,000.00     1,018.50      1.33%         6.77
Institutional Class                                    1,000.00     1,021.02      0.83%         4.23
-------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
Sector Allocation                                         As of January 31, 2006
--------------------------------------------------------------------------------
   DELAWARE HIGH-YIELD OPPORTUNITIES FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                            of Net Assets
--------------------------------------------------------------------------------
Collateralized Bond Obligations                                        0.06%
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities                                  0.66%
--------------------------------------------------------------------------------
Convertible Bonds                                                      0.18%
--------------------------------------------------------------------------------
Corporate Bonds                                                       91.20%
--------------------------------------------------------------------------------
Banking                                                                0.24%
Basic Industry                                                        13.49%
Brokerage                                                              2.27%
Capital Goods                                                          6.01%
Consumer Cyclical                                                      5.63%
Consumer Non-Cyclical                                                  7.46%
Energy                                                                 4.88%
Finance & Investments                                                  0.48%
Media                                                                 11.58%
Real Estate                                                            2.19%
Services Cyclical                                                     12.43%
Services Non-Cyclical                                                  6.51%
Technology & Electronics                                               1.94%
Telecommunications                                                     9.99%
Utilities                                                              6.10%
--------------------------------------------------------------------------------
Emerging Markets Bonds                                                 3.17%
--------------------------------------------------------------------------------
Common Stock                                                           1.32%
--------------------------------------------------------------------------------
Preferred Stocks                                                       0.26%
--------------------------------------------------------------------------------
Warrants                                                               0.00%
--------------------------------------------------------------------------------
Repurchase Agreements                                                  1.48%
--------------------------------------------------------------------------------
Total Market Value of Securities                                      98.33%
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities                        1.67%
--------------------------------------------------------------------------------
Total Net Assets                                                     100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statement                                 January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                    Principal         Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Collateralized Bond Obligations - 0.06%
--------------------------------------------------------------------------------
@=o#Merrill Lynch CBO VII
        Series 1997-C3A 144A
        4.879% 3/23/08                           $      174,480   $      40,751
  @=South Street CBO Series 1999-1A A1
        7.16% 7/1/11                                     36,935          37,119
                                                                  -------------
Total Collateralized Bond Obligations
   (cost $133,819)                                                       77,870
                                                                  -------------

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 0.66%
--------------------------------------------------------------------------------
    #First Union National Bank Commercial
        Mortgage Trust Series 2001-C2 L 144A
        6.46% 1/12/43                                   800,000         793,264
                                                                  -------------
Total Commercial Mortgage-Backed
   Securities (cost $811,969)                                           793,264
                                                                  -------------

--------------------------------------------------------------------------------
Convertible Bonds - 0.18%
--------------------------------------------------------------------------------
    #Charter Communications 144A,
        5.875% 11/16/09, exercise price
        $111.25, expiration date 11/16/09               300,000         212,250
                                                                  -------------
Total Convertible Bonds (cost $290,075)                                 212,250
                                                                  -------------

--------------------------------------------------------------------------------
Corporate Bonds - 91.20%
--------------------------------------------------------------------------------
Banking - 0.24%
     Western Financial 9.625% 5/15/12                   260,000         292,500
                                                                  -------------
                                                                        292,500
                                                                  -------------
Basic Industry - 13.49%
     Abitibi-Consolidated
        6.95% 12/15/06                                   50,000          50,625
        6.95% 4/1/08                                     85,000          84,150
        7.875% 8/1/09                                   275,000         269,500
     AK Steel 7.875% 2/15/09                            805,000         796,950
     Bowater 9.50% 10/15/12                           1,470,000       1,521,449
     Donohue Forest Products
        7.625% 5/15/07                                  470,000         477,050
     Georgia-Pacific 9.50% 12/1/11                      885,000         953,588
     Gold Kist 10.25% 3/15/14                           485,000         540,775
     Huntsman International 10.125% 7/1/09              225,000         233,719
    #Ineos Group Holdings 144A
        8.50% 2/15/16                                 1,175,000       1,174,999
    #Massey Energy 144A 6.875% 12/15/13                 765,000         775,519
    #Nell AF Sarl 144A 8.375% 8/15/15                   750,000         752,813
     Newpage 10.00% 5/1/12                              820,000         832,300
     Norske Skog Canada 8.625% 6/15/11                1,020,000         984,300
    #Port Townsend Paper 144A
        12.00% 4/15/11                                  910,000         618,800
     Potlatch 13.00% 12/1/09                            675,000         803,670
     Rhodia
        8.875% 6/1/11                                   721,000         739,025
        10.25% 6/1/10                                   305,000         339,313
     Smurfit Capital Funding
        7.50% 11/20/25                                1,355,000       1,219,499
   ++Solutia 6.72% 10/15/37                           1,835,000       1,500,112
     Stone Container 9.25% 2/1/08                       200,000         206,500
     Tembec Industries 8.625% 6/30/09                 1,865,000         881,213
     Witco 6.875% 2/1/26                                525,000         506,625
                                                                  -------------
                                                                     16,262,494
                                                                  -------------

                                                   Principal          Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Brokerage - 2.27%
     E Trade Financial 8.00% 6/15/11             $    1,195,000   $   1,248,775
     LaBranche & Company
        9.50% 5/15/09                                   600,000         642,000
        11.00% 5/15/12                                  760,000         847,400
                                                                  -------------
                                                                      2,738,175
                                                                  -------------
Capital Goods - 6.01%
     Armor Holdings 8.25% 8/15/13                     1,000,000       1,084,999
     DRS Technologies 6.875% 11/1/13                    525,000         523,688
     Graham Packaging 9.875% 10/15/14                   920,000         915,400
     Interface 10.375% 2/1/10                           645,000         704,663
     Interline Brands 11.50% 5/15/11                    930,000       1,036,950
     Intertape Polymer 8.50% 8/1/14                     970,000         960,300
    ~Mueller Holdings 14.75% 4/15/14                  1,275,000         981,750
    #Panolam Industrial 144A 10.75% 10/1/13             435,000         414,338
     Trimas 9.875% 6/15/12                              725,000         623,500
                                                                  -------------
                                                                      7,245,588
                                                                  -------------
Consumer Cyclical - 5.63%
     Accuride 8.50% 2/1/15                              750,000         750,000
     AutoNation 9.00% 8/1/08                            150,000         161,813
     General Motors Acceptance Corporation
        6.875% 9/15/11                                  305,000         291,524
        8.00% 11/1/31                                   585,000         598,124
     Landry's Restaurant 7.50% 12/15/14                 710,000         674,500
     Metaldyne 10.00% 11/1/13                         1,005,000         924,600
    #Neiman Marcus 144A 9.00% 10/15/15                  675,000         703,688
     O'Charleys 9.00% 11/1/13                           825,000         845,625
    #Uno Restaurant 144A 10.00% 2/15/11                 700,000         593,250
   ++Venture Holdings 12.00% 6/1/09                     475,000             893
     Visteon
        7.00% 3/10/14                                   175,000         136,500
        8.25% 8/1/10                                    550,000         466,125
     Warnaco 8.875% 6/15/13                             590,000         634,250
                                                                  -------------
                                                                      6,780,892
                                                                  -------------
Consumer Non-Cyclical - 7.46%
     Biovail 7.875% 4/1/10                            1,405,000       1,459,443
     Constellation Brands 8.125% 1/15/12                295,000         310,488
     Cott Beverages 8.00% 12/15/11                      920,000         945,300
    #Doane Pet Care 144A 10.625% 11/15/15               465,000         488,250
    #Le-Natures 144A 10.00% 6/15/13                     895,000         944,225
     National Beef Packing 10.50% 8/1/11                910,000         937,300
     Pilgrim's Pride 9.625% 9/15/11                     775,000         825,375
     Playtex Products 9.375% 6/1/11                     840,000         887,250
     Swift & Co. 12.50% 1/1/10                          290,000         279,850
     True Temper Sports 8.375% 9/15/11                  675,000         617,625
    #Warner Chilcott 144A 8.75% 2/1/15                1,320,000       1,300,200
                                                                  -------------
                                                                      8,995,306
                                                                  -------------
                                        3

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                    Principal        Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Energy - 4.88%
    #Atlas Pipeline 144A 8.125% 12/15/15         $      600,000   $     620,999
     Bluewater Finance 10.25% 2/15/12                   545,000         589,963
    #Compton Petroleum 144A 7.625% 12/1/13              325,000         333,125
    #Copano Energy 144A 8.125% 3/1/16                   225,000         229,219
     El Paso Natural Gas 7.625% 8/1/10                  230,000         243,377
     El Paso Production Holding 7.75% 6/1/13            875,000         929,687
    #Hilcorp Energy 144A
        7.75% 11/1/15                                   260,000         266,175
        10.50% 9/1/10                                   382,000         424,975
     Inergy Finance 6.875% 12/15/14                     425,000         402,688
    #Inergy Finance 144A 8.25% 3/1/16                   200,000         203,500
    oSecunda International 12.60% 9/1/12                570,000         607,050
     Tennessee Gas Pipeline 8.375% 6/15/32              270,000         318,049
    #VeraSun Energy 144A 9.875% 12/15/12                290,000         298,700
     Whiting Petroleum 7.25% 5/1/13                     410,000         418,713
                                                                  -------------
                                                                      5,886,220
                                                                  -------------
Finance & Investments - 0.48%
     FINOVA Group 7.50% 11/15/09                      1,656,150         579,653
                                                                  -------------
                                                                        579,653
                                                                  -------------
Media - 11.58%
  ***Adelphia Communications
        8.125% 7/15/06                                  800,000         524,000
    #C&M Finance 144A 8.10% 2/1/16                      500,000         505,479
    #CCH I 144A 11.00% 10/1/15                          504,000         417,060
     Cenveo 9.625% 3/15/12                              435,000         468,713
     Charter Communications Holdings
        11.125% 1/15/11                                 940,000         502,900
        13.50% 1/15/11                                1,020,000         612,000
   o#Cleveland Unlimited 144A
        12.73% 12/15/10                                 325,000         329,875
     CSC Holdings 10.50% 5/15/16                      1,575,000       1,683,280
     Dex Media East 12.125% 11/15/12                    480,000         558,000
    #Echostar DBS 144A 7.125% 2/1/16                    225,000         223,031
     Insight Midwest 10.50% 11/1/10                   1,720,000       1,821,049
     Lodgenet Entertainment 9.50% 6/15/13             1,000,000       1,085,000
     Mediacom Capital 9.50% 1/15/13                   1,075,000       1,072,313
    #RH Donnelley 144A 8.875% 1/15/16                 1,100,000       1,117,874
     Sheridan Acquisition Group
        10.25% 8/15/11                                  350,000         361,813
     Sirius Satellite 9.625% 8/1/13                     905,000         893,688
     Vertis 10.875% 6/15/09                             310,000         305,350
     Warner Music Group 7.375% 4/15/14                  580,000         581,450
     XM Satellite Radio 12.00% 6/15/10                  800,000         900,000
                                                                  -------------
                                                                     13,962,875
                                                                  -------------
Real Estate - 2.19%
     American Real Estate Partners
        8.125% 6/1/12                                   860,000         902,999
     BF Saul REIT 7.50% 3/1/14                          845,000         868,238
     Tanger Properties 9.125% 2/15/08                   810,000         864,062
                                                                  -------------
                                                                      2,635,299
                                                                  -------------

                                                    Principal        Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Services Cyclical - 12.43%
     Adesa 7.625% 6/15/12                        $      875,000   $     879,375
     American Airlines 7.379% 5/23/16                   110,533          90,826
    #CCM Merger 144A 8.00% 8/1/13                       525,000         514,500
     Corrections Corporation of America
        7.50% 5/1/11                                    715,000         740,919
     Foster Wheeler 10.359% 9/15/11                     159,250         178,360
    #FTI Consulting 144A 7.625% 6/15/13                 590,000         613,600
    #Galaxy Entertainment 144A
        9.875% 12/15/12                                 700,000         721,000
     Gaylord Entertainment 8.00% 11/15/13               550,000         574,750
    ~H-Lines Finance Holdings 11.00% 4/1/13           1,162,000         970,270
    #Hertz 144A
        8.875% 1/1/14                                   415,000         430,563
        10.50% 1/1/16                                   180,000         189,000
     Horizon Lines 9.00% 11/1/12                        256,000         271,680
     Kansas City Southern Railway
        9.50% 10/1/08                                   775,000         841,844
    #Knowledge Learning 144A 7.75% 2/1/15               580,000         556,800
    #Majestic Star Casino 144A 9.75% 1/15/11            600,000         616,500
     Mandalay Resort Group 10.25% 8/1/07                235,000         251,450
     OMI 7.625% 12/1/13                               1,105,000       1,139,531
     Penn National Gaming 8.875% 3/15/10              1,755,000       1,844,943
     Royal Caribbean Cruises 7.25% 3/15/18              220,000         239,014
     Seabulk International 9.50% 8/15/13                465,000         520,800
     Stena 9.625% 12/1/12                               800,000         876,000
    ~Town Sports International 11.00% 2/1/14            640,000         468,800
     United AirLines 7.73% 7/1/10                       219,832         217,717
     Wheeling Island Gaming
        10.125% 12/15/09                              1,175,000       1,235,218
                                                                  -------------
                                                                     14,983,460
                                                                  -------------
Services Non-Cyclical - 6.51%
    #Accellent 144A 10.50% 12/1/13                      720,000         756,000
     Aleris International 9.00% 11/15/14                880,000         924,000
     Allied Waste North America 9.25% 9/1/12            885,000         962,438
     Casella Waste Systems 9.75% 2/1/13               1,200,000       1,265,999
    #CRC Health 144A 10.75% 2/1/16                      475,000         484,500
     Geo Subordinate 11.00% 5/15/12                     805,000         780,850
     Healthsouth 10.75% 10/1/08                       1,055,000       1,047,088
     US Oncology 10.75% 8/15/14                         650,000         721,500
    ~Vanguard Health 11.25% 10/1/15                   1,235,000         907,725
                                                                  -------------
                                                                      7,850,100
                                                                  -------------
Technology & Electronics - 1.94%
     MagnaChip Semiconductor 8.00% 12/15/14             640,000         622,400
     Sanmina-SCI
        8.125% 3/1/16                                   400,000         407,000
        10.375% 1/15/10                                 360,000         396,450
    #Sungard Data Systems 144A
        10.25% 8/15/15                                  905,000         914,050
                                                                  -------------
                                                                      2,339,900
                                                                  -------------

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                   Principal          Market
                                                 Amount (U.S.$)   Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Telecommunications - 9.99%
     Alaska Communications Systems
        9.875% 8/15/11                           $      625,000   $     685,938
   ++Allegiance Telecom 11.75% 2/15/08                  255,000          67,575
     American Cellular 10.00% 8/1/11                    520,000         568,100
     American Tower 7.125% 10/15/12                     660,000         688,050
    #Centennial Communications 144A
        10.00% 1/1/13                                   410,000         426,400
     Cincinnati Bell 8.375% 1/15/14                   1,110,000       1,096,124
    #Digicel Limited 144A 9.25% 9/1/12                  700,000         738,500
    ~Inmarsat Finance 10.375% 11/15/12                1,390,000       1,165,862
     iPCS 11.50% 5/1/12                                 200,000         231,500
    oIwo Escrow 8.35% 1/15/12                           125,000         130,313
     MCI
        6.908% 5/1/07                                   302,000         305,775
        7.688% 5/1/09                                   540,000         558,225
     PanAmSat 9.00% 8/15/14                             235,000         248,219
     Qwest 7.875% 9/1/11                                295,000         313,438
   o#Qwest 144A 7.741% 6/15/13                          650,000         704,438
     Rural Cellular 9.875% 2/1/10                       600,000         648,000
   o#Rural Cellular 144A 10.041% 11/1/12                415,000         428,488
    #Telcordia Technologies 144A
        10.00% 3/15/13                                1,460,000       1,343,199
     Triton Communications 9.375% 2/1/11                670,000         452,250
    oUS LEC 12.716% 10/1/09                             325,000         351,000
    #Wind Acquisition 144A 10.75% 12/1/15               835,000         894,494
                                                                  -------------
                                                                     12,045,888
                                                                  -------------
Utilities - 6.10%
     Avista 9.75% 6/1/08                                295,000         321,872
   ++Calpine 10.50% 5/15/06                             555,000         233,100
  ++#Calpine 144A 9.90% 7/15/07                         606,050         546,203
    #Dynegy Holdings 144A 10.125% 7/15/13               675,000         765,281
     Elwood Energy 8.159% 7/5/26                        686,606         748,958
     Midwest Generation
        8.30% 7/2/09                                    690,000         714,150
        8.75% 5/1/34                                    645,000         709,500
     Mirant Americas Generation 8.30% 5/1/11            800,000         824,000
     NRG Energy 7.25% 2/1/14                          1,150,000       1,171,563
     Orion Power Holdings 12.00% 5/1/10                 655,000         749,975
     Reliant Energy 9.50% 7/15/13                       270,000         268,650
    #Tenaska Alabama Partners 144A
        7.00% 6/30/21                                   297,986         303,938
 =++#USGen New England 144A 7.459% 1/2/15               250,000           1,800
                                                                  -------------
                                                                      7,358,990
                                                                  -------------

Total Corporate Bonds (cost $111,646,410)                           109,957,340
                                                                  -------------

--------------------------------------------------------------------------------
Emerging Markets Bonds - 3.17%
--------------------------------------------------------------------------------
    #Adaro Finance 144A 8.50% 12/8/10                   400,000         408,000
     Naftogaz Ukrainy 8.125% 9/30/09                    800,000         809,520
     Republic of El Salvador 7.65% 6/15/35            1,000,000       1,075,000
     Southern Peru 7.50% 7/27/35                        800,000         803,307
     Venezuela Government 9.375% 1/13/34                575,000         720,188
                                                                  -------------
Total Emerging Markets Bonds
   (cost $3,593,341)                                                  3,816,015
                                                                  -------------

                                                    Number of        Market
                                                     Shares       Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 1.32%
--------------------------------------------------------------------------------
@=+==Avado Brands Restricted                                906   $      12,711
     B&G Foods                                           10,500         155,190
    +Foster Wheeler                                      14,383         708,351
    +Mirant                                              20,559         575,652
    +Petroleum Geo-Services ADR                           1,491          53,661
    +XM Satellite Radio Holdings Class A                  3,500          91,630
                                                                  -------------

Total Common Stock (cost $823,926)                                    1,597,195
                                                                  -------------

--------------------------------------------------------------------------------
Preferred Stocks - 0.26%
--------------------------------------------------------------------------------
     Alamosa Delaware 7.50%                                 225         310,106
                                                                  -------------
Total Preferred Stocks (cost $188,113)                                  310,106
                                                                  -------------

--------------------------------------------------------------------------------
Warrants - 0.00%
--------------------------------------------------------------------------------
   +#Solutia 144A, exercise price $7.59,
        expiration date 7/15/09                             450               0
                                                                  -------------
Total Warrants (cost $38,281)                                                 0
                                                                  -------------

                                                    Principal
                                                 Amount (U.S.$)
--------------------------------------------------------------------------------
Repurchase Agreements - 1.48%
--------------------------------------------------------------------------------
     With BNP Paribas 4.37% 2/1/06
        (dated 1/31/06, to be repurchased
        at $1,048,427, collateralized by
        $493,200 U.S. Treasury Notes
        2.00% due 5/15/06, market value
        $491,895, $231,300 U.S. Treasury
        Notes 2.375% due 8/15/06, market
        value $231,160, and $349,600
        U.S. Treasury Notes 2.625%
        due 11/15/06, market
        value $346,446)                          $    1,048,300       1,048,300
     With Cantor Fitzgerald 4.36% 2/1/06
        (dated 1/31/06, to be repurchased
        at $739,790, collateralized
        by $57,300 U.S. Treasury Bills
        due 6/22/06, market value
        $56,344, $338,100 U.S. Treasury
        Notes 3.50% due 11/15/06, market
        value $337,759, and $369,900
        U.S. Treasury Notes 3.625% due
        7/15/09, market value $360,675)                 739,700         739,700
                                                                  -------------
Total Repurchase Agreements
   (cost $1,788,000)                                                  1,788,000
                                                                  -------------

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statement
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.33%
   (cost $119,313,934)                                            $ 118,552,040
                                                                  -------------
Receivables and Other Assets
   Net of Liabilities - 1.67%                                         2,013,535
                                                                  -------------
Net Assets Applicable to 28,152,432 Shares
   Outstanding - 100.00%                                          $ 120,565,575
                                                                  =============

Net Asset Value - Delaware High-Yield Opportunities Fund
   Class A ($73,647,339 / 17,196,917 Shares)                      $        4.28
                                                                  -------------
Net Asset Value - Delaware High-Yield Opportunities Fund
   Class B ($14,899,229 / 3,480,588 Shares)                       $        4.28
                                                                  -------------
Net Asset Value - Delaware High-Yield Opportunities Fund
   Class C ($17,246,305 / 4,025,772 Shares)                       $        4.28
                                                                  -------------
Net Asset Value - Delaware High-Yield Opportunities Fund
   Class R ($2,761,259 / 643,787 Shares)                          $        4.29
                                                                  -------------
Net Asset Value - Delaware High-Yield Opportunities Fund
   Institutional Class ($12,011,443 / 2,805,368 Shares)           $        4.28
                                                                  -------------
Components of Net Assets at January 31, 2006:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $ 126,118,362
Distributions in excess of net investment income                            (59)
Accumulated net realized loss on investments                         (4,790,834)
Net unrealized depreciation of investments                             (761,894)
                                                                  -------------
Total net assets                                                  $ 120,565,575
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     Non-income producing security for the period ended January 31, 2006.

++    Non-income producing security. Security is currently in default.

o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $26,139,613, which represented 21.68% of the Fund's net assets. See
      Note 7 in "Notes to Financial Statements."

== Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted security equals $12,711, which represented 0.01% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

~ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $92,381, which represented 0.08% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

@ Illiquid security. At January 31, 2006, the aggregate amount of illiquid securities equals $90,581, which represented 0.08% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

*** Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

Summary of Abbreviations:
ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

Net Asset Value and Offering Price per Share -
   Delaware High-Yield Opportunities Fund
Net asset value Class A (A)                                       $        4.28
Sales charge (4.50% of offering price) (B)                                 0.20
                                                                  -------------
Offering price                                                    $        4.48
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statement                                 January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF ASSETS AND LIABILITIES

Assets:
   Investments at market (cost $119,313,934)                                  $ 118,552,040
   Subscriptions receivable                                                       3,602,611
   Receivables for securities sold                                                1,825,454
   Interest receivable                                                            2,435,765
                                                                              -------------
   Total assets                                                                 126,415,870
                                                                              -------------

Liabilities:
   Payables for securities purchased                                              5,047,675
   Cash overdraft                                                                     9,405
   Liquidations payable                                                             413,032
   Distributions payable                                                            214,551
   Due to manager and affiliates                                                    164,282
   Other accrued expenses                                                             1,350
                                                                              -------------
   Total liabilities                                                              5,850,295
                                                                              -------------

Total Net Assets                                                              $ 120,565,575
                                                                              =============

--------------------------------------------------------------------------------
                                   Delaware High-Yield Opportunities Fund
Statement                          Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

Investment Income:
   Interest                                                    $ 5,073,056
   Dividends                                                         6,855    $   5,079,911
                                                               -----------    -------------
Expenses:
   Management fees                                                 398,876
   Distribution expenses -- Class A                                117,613
   Distribution expenses -- Class B                                 80,429
   Distribution expenses -- Class C                                 86,866
   Distribution expenses -- Class R                                  7,105
   Dividend disbursing and transfer agent fees and expenses         99,612
   Registration fees                                                30,500
   Accounting and administration expenses                           24,922
   Legal and professional fees                                      13,850
   Reports and statements to shareholders                            9,419
   Trustees' fees                                                    3,261
   Pricing fees                                                      2,671
   Custodian fees                                                    2,007
   Insurance fees                                                    1,732
   Taxes (other than taxes on income)                                  586
   Other                                                             1,770          881,219
                                                               -----------
   Less expenses absorbed or waived                                                 (79,722)
   Less waiver of distribution expenses -- Class R                                   (1,184)
                                                                              -------------
   Total expenses                                                                   800,313
                                                                              -------------
Net Investment Income                                                             4,279,598
                                                                              -------------

Net Realized and Unrealized Loss on Investments:
   Net realized loss on investments                                                 (17,112)
   Net change in unrealized appreciation/depreciation of
     investments                                                                 (2,190,097)
                                                                              -------------
Net Realized and Unrealized Loss on Investments                                  (2,207,209)
                                                                              -------------

Net Increase in Net Assets Resulting from Operations                          $   2,072,389
                                                                              =============

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                               Six Months
                                                                                  Ended             Year
                                                                                 1/31/06           Ended
                                                                               (Unaudited)        7/31/05
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                     $    4,279,598    $   6,467,649
   Net realized gain (loss) on investments                                          (17,112)       3,043,673
   Net change in unrealized appreciation/depreciation of investments             (2,190,097)         637,493
                                                                             --------------    -------------
   Net increase in net assets resulting from operations                           2,072,389       10,148,815
                                                                             --------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class A                                                                     (2,917,674)      (4,849,108)
     Class B                                                                       (542,812)      (1,128,412)
     Class C                                                                       (585,760)        (933,276)
     Class R                                                                        (85,899)         (46,738)
     Institutional Class                                                           (325,568)        (281,747)
                                                                             --------------    -------------
                                                                                 (4,457,713)      (7,239,281)
                                                                             --------------    -------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                     18,184,527       70,584,839
     Class B                                                                      1,161,425        5,349,318
     Class C                                                                      3,618,111       12,078,605
     Class R                                                                        989,422        2,031,372
     Institutional Class                                                          4,115,260        6,748,592

   Net asset value of shares issued upon reinvestment of dividends and distributions:
     Class A                                                                      2,109,256        3,385,760
     Class B                                                                        222,995          467,373
     Class C                                                                        312,144          533,685
     Class R                                                                         84,202           43,848
     Institutional Class                                                            234,455          242,707
                                                                             --------------    -------------
                                                                                 31,031,797      101,466,099
                                                                             --------------    -------------
   Cost of shares repurchased:
     Class A                                                                    (28,070,741)     (37,336,171)
     Class B                                                                     (2,820,191)      (4,728,835)
     Class C                                                                     (3,840,212)      (4,258,285)
     Class R                                                                       (304,224)         (66,598)
     Institutional Class                                                           (129,053)        (251,115)
                                                                             --------------    -------------
                                                                                (35,164,421)     (46,641,004)
                                                                             --------------    -------------
Increase (decrease) in net assets derived from capital share transactions        (4,132,624)      54,825,095
                                                                             --------------    -------------
Net Increase (Decrease) in Net Assets                                            (6,517,948)      57,734,629

Net Assets:
   Beginning of period                                                          127,083,523       69,348,894
                                                                             --------------    -------------
   End of period (including distributions in excess of net investment
     income of $59 and $59, respectively)                                    $  120,565,575    $ 127,083,523
                                                                             ==============    =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware High-Yield Opportunities Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             1/31/06(2)    7/31/05   7/31/04   7/31/03    7/31/02(1)    7/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $     4.360   $ 4.210   $ 3.970   $ 3.420   $     3.950   $   4.850

Income (loss) from investment operations:
Net investment income(3)                                           0.155     0.292     0.335     0.377         0.344       0.444
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                         (0.074)    0.184     0.243     0.532        (0.488)     (0.893)
                                                             -----------   -------   -------   -------   -----------   ---------
Total from investment operations                                   0.081     0.476     0.578     0.909        (0.144)     (0.449)
                                                             -----------   -------   -------   -------   -----------   ---------

Less dividends and distributions from:
Net investment income                                             (0.161)   (0.326)   (0.338)   (0.359)       (0.386)     (0.451)
                                                             -----------   -------   -------   -------   -----------   ---------
Total dividends and distributions                                 (0.161)   (0.326)   (0.338)   (0.359)       (0.386)     (0.451)
                                                             -----------   -------   -------   -------   -----------   ---------

Net asset value, end of period                               $     4.280   $ 4.360   $ 4.210   $ 3.970   $     3.420   $   3.950
                                                             ===========   =======   =======   =======   ===========   =========

Total return(4)                                                     1.92%    11.61%    14.97%    28.02%        (3.87%)     (9.96%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    73,648   $82,988   $44,428   $29,385   $    14,767   $  18,478
Ratio of expenses to average net assets                             1.13%     1.16%     1.13%     1.13%         1.13%       1.30%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                          1.26%     1.28%     1.38%     1.56%         1.44%       1.40%
Ratio of net investment income to average net assets                7.15%     6.68%     8.05%    10.36%         9.05%      10.06%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         7.02%     6.56%     7.80%     9.93%         8.74%       9.96%
Portfolio turnover                                                   165%      229%      644%      832%          609%      1,201%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information the years ended July 31, 2004, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware High-Yield Opportunities Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             1/31/06(2)    7/31/05   7/31/04   7/31/03    7/31/02(1)    7/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $     4.360   $ 4.210   $ 3.970   $ 3.420   $     3.960   $   4.850

Income (loss) from investment operations:
Net investment income(3)                                           0.140     0.262     0.305     0.352         0.317       0.413
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                         (0.074)    0.184     0.244     0.532        (0.498)     (0.886)
                                                             -----------   -------   -------   -------   -----------   ---------
Total from investment operations                                   0.066     0.446     0.549     0.884        (0.181)     (0.473)
                                                             -----------   -------   -------   -------   -----------   ---------

Less dividends and distributions from:
Net investment income                                             (0.146)   (0.296)   (0.309)   (0.334)       (0.359)     (0.417)
                                                             -----------   -------   -------   -------   -----------   ---------
Total dividends and distributions                                 (0.146)   (0.296)   (0.309)   (0.334)       (0.359)     (0.417)
                                                             -----------   -------   -------   -------   -----------   ---------

Net asset value, end of period                               $     4.280   $ 4.360   $ 4.210   $ 3.970   $     3.420   $   3.960
                                                             ===========   =======   =======   =======   ===========   =========

Total return(4)                                                     1.56%    10.85%    14.19%    27.14%        (4.80%)    (10.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    14,899   $16,661   $15,015   $15,464   $     9,435   $  11,210
Ratio of expenses to average net assets                             1.83%     1.86%     1.83%     1.83%         1.83%       2.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                          1.96%     1.98%     2.08%     2.26%         2.14%       2.10%
Ratio of net investment income to average net assets                6.45%     5.98%     7.35%     9.66%         8.35%       9.36%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                       6.32%     5.86%     7.10%     9.23%         8.04%       9.26%
Portfolio turnover                                                   165%      229%      644%      832%          609%      1,201%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information the years ended July 31, 2004, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware High-Yield Opportunities Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             1/31/06(2)    7/31/05   7/31/04   7/31/03    7/31/02(1)    7/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $     4.360   $ 4.210   $ 3.970   $ 3.420   $     3.960   $   4.850

Income (loss) from investment operations:
Net investment income(3)                                           0.140     0.262     0.305     0.352         0.317       0.414
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                         (0.074)    0.184     0.243     0.532        (0.498)     (0.887)
                                                             -----------   -------   -------   -------   -----------   ---------
Total from investment operations                                   0.066     0.446     0.548     0.884        (0.181)     (0.473)
                                                             -----------   -------   -------   -------   -----------   ---------

Less dividends and distributions from:
Net investment income                                             (0.146)   (0.296)   (0.308)   (0.334)       (0.359)     (0.417)
                                                             -----------   -------   -------   -------   -----------   ---------
Total dividends and distributions                                 (0.146)   (0.296)   (0.308)   (0.334)       (0.359)     (0.417)
                                                             -----------   -------   -------   -------   -----------   ---------

Net asset value, end of period                               $     4.280   $ 4.360   $ 4.210   $ 3.970   $     3.420   $   3.960
                                                             ===========   =======   =======   =======   ===========   =========

Total return(4)                                                     1.56%    10.84%    14.16%    27.13%        (4.80%)    (10.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    17,246   $17,474   $ 8,824   $ 5,916   $     2,905   $   3,044
Ratio of expenses to average net assets                             1.83%     1.86%     1.83%     1.83%         1.83%       2.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                          1.96%     1.98%     2.08%     2.26%         2.14%       2.10%
Ratio of net investment income to average net assets                6.45%     5.98%     7.35%     9.66%         8.35%       9.36%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         6.32%     5.86%     7.10%     9.23%         8.04%       9.26%
Portfolio turnover                                                   165%      229%      644%      832%          609%      1,201%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information the years ended July 31, 2004, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------
                                                           Delaware High-Yield Opportunities Fund Class R
----------------------------------------------------------------------------------------------------------
                                                             Six Months                        6/2/03(1)
                                                                Ended          Year Ended          to
                                                             1/31/06(2)    7/31/05   7/31/04     7/31/03
                                                             (Unaudited)
Net asset value, beginning of period                         $     4.370   $ 4.210   $ 3.970   $   3.960

Income (loss) from investment operations:
Net investment income(3)                                           0.151     0.279     0.322       0.050
Net realized and unrealized gain (loss) on investments            (0.074)    0.194     0.242       0.010
                                                             -----------   -------   -------   ---------
Total from investment operations                                   0.077     0.473     0.564       0.060
                                                             -----------   -------   -------   ---------

Less dividends and distributions from:
Net investment income                                             (0.157)   (0.313)   (0.324)     (0.050)
                                                             -----------   -------   -------   ---------
Total dividends and distributions                                 (0.157)   (0.313)   (0.324)     (0.050)
                                                             -----------   -------   -------   ---------

Net asset value, end of period                               $     4.290   $ 4.370   $ 4.210   $   3.970
                                                             ===========   =======   =======   =========

Total return(4)                                                     1.82%    11.52%    14.55%       1.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $     2,761   $ 2,030   $    16   $      --
Ratio of expenses to average net assets                             1.33%     1.46%     1.43%       1.43%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                          1.56%     1.58%     1.68%       2.25%
Ratio of net investment income to average net assets                6.95%     6.38%     7.75%       9.57%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         6.72%     6.26%     7.50%       8.75%
Portfolio turnover                                                   165%      229%      644%        832%

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information the years ended July 31, 2004 and the period ended July 31, 2003.

(4) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware High-Yield Opportunities Fund Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                            Year Ended
                                                             1/31/06(2)    7/31/05   7/31/04   7/31/03   7/31/02(1)    7/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $     4.360   $ 4.210   $ 3.970   $ 3.420   $    3.950    $ 4.850

Income (loss) from investment operations:
Net investment income(3)                                           0.161     0.306     0.347     0.388        0.355      0.458
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                         (0.074)    0.184     0.244     0.532       (0.487)    (0.893)
                                                             -----------   -------   -------   -------   ----------    -------
Total from investment operations                                   0.087     0.490     0.591     0.920       (0.132)    (0.435)
                                                             -----------   -------   -------   -------   ----------    -------

Less dividends and distributions from:
Net investment income                                             (0.167)   (0.340)   (0.351)   (0.370)      (0.398)    (0.465)
                                                             -----------   -------   -------   -------   ----------    -------
Total dividends and distributions                                 (0.167)   (0.340)   (0.351)   (0.370)      (0.398)    (0.465)
                                                             -----------   -------   -------   -------   ----------    -------

Net asset value, end of period                               $     4.280   $ 4.360   $ 4.210   $ 3.970   $    3.420    $ 3.950
                                                             ===========   =======   =======   =======   ==========    =======

Total return(4)                                                     2.07%    11.96%    15.33%    28.40%       (3.57%)    (9.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    12,012   $ 7,931   $ 1,066   $ 3,316   $    2,569    $     3
Ratio of expenses to average net assets                             0.83%     0.86%     0.83%     0.83%        0.83%      1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                          0.96%     0.98%     1.08%     1.26%        1.14%      1.10%
Ratio of net investment income to average net assets                7.45%     6.98%     8.35%    10.66%        9.35%     10.36%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         7.32%     6.86%     8.10%    10.23%        9.04%     10.26%
Portfolio turnover                                                   165%      229%      644%      832%         609%     1,201%

(1) As required, effective August 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information the years ended July 31, 2004, 2003, 2002 and 2001.

(4) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Notes                                     January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four Fund: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return, and as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a Fund of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.83% of average daily net assets of the Fund through November 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets, for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to the distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2006, the Fund had liabilities payable to affiliates as follows

Investment management fee payable to DMC                                $42,147
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses payable to DSC             22,650
Distribution fee payable to DDLP                                         94,686
Other expenses payable to DMC and affiliates*                             4,799

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended January 31, 2006, the Fund was charged $4,309 for internal legal services provided by DMC.

For the six months ended January 31, 2006, DDLP earned $14,890 for commissions on sales of the Fund's Class A shares. For the six months ended January 31, 2006, DDLP received gross contingent deferred sales charge commissions of $5,759, $32,914 and $4,419 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of these shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2006, the Fund made purchases of $97,000,944 and sales of $96,934,522 of investment securities other than short-term investments.

At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At January 31, 2006, the cost of investments was $119,941,289. At January 31, 2006, the net unrealized depreciation was $1,389,249, of which $2,750,675 related to unrealized appreciation of investments and $4,139,924 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2006 and the year ended July 31, 2005 was as follows:

                                                        Six Months      Year
                                                           Ended        Ended
                                                         1/31/06*      7/31/05
                                                        ----------   ----------
      Ordinary income                                   $4,457,713   $7,239,281

* Tax information for the period ended January 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2006, the estimated components of net assets on a tax basis were as follows:

      Shares of beneficial interest                                $126,118,362
      Other temporary differences                                           (59)
      Capital loss carryforwards                                     (4,163,479)
      Unrealized depreciation of investments                         (1,389,249)
                                                                   ------------
      Net assets                                                   $120,565,575
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

      Undistributed net investment income                             $ 178,115
      Accumulated net realized gain (loss)                             (178,115)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at July 31, 2005 will expire as follows: $3,971,857 expires in 2010.

For the six months ended January 31, 2006, the Fund had capital losses of $191,622, which may increase the capital loss carryforwards.

--------------------------------------------------------------------------------
                                          Delaware High-Yield Opportunities Fund
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                                       Six Months       Year
                                                          Ended        Ended
                                                         1/30/06      7/31/05
Shares sold:
   Class A                                              4,240,069    16,251,597
   Class B                                                269,816     1,232,222
   Class C                                                840,770     2,768,340
   Class R                                                230,077       466,102
   Institutional Class                                    962,360     1,566,148

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                493,221       779,426
   Class B                                                 52,173       107,654
   Class C                                                 73,001       122,839
   Class R                                                 19,683        10,143
   Institutional Class                                     54,858        55,865
                                                       ----------   -----------
                                                        7,236,028    23,360,336
                                                       ----------   -----------

Shares repurchased:
   Class A                                             (6,558,532)   (8,568,072)
   Class B                                               (661,750)   (1,088,072)
   Class C                                               (892,285)     (983,589)
   Class R                                                (70,678)      (15,381)
   Institutional Class                                    (30,171)      (57,219)
                                                       ----------   -----------
                                                       (8,213,416)  (10,712,333)
                                                       ----------   -----------

Net increase (decrease)                                  (977,388)   12,648,003
                                                       ==========   ===========

For the six months ended January 31, 2006 and the year ended July 31, 2005, 40,587 Class B shares were converted to 40,587 Class A shares valued at $174,307 and 84,575 Class B shares were converted to 84,505 Class A shares valued at $368,395, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2006, or at any time during the period.

7. Credit and Market Risks

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel
and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel
and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

--------------------------------------------------------------------------------

Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(262)                                                         Printed in the USA
SA-137 [1/06]CGI 3/06                                SEMI-060227-HY OPPS PO10834

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Income Funds

JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
-----------------------------
Title: Chief Executive Officer
Date:  April 5, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
       ----------------------
Title: Chief Executive Officer
Date:  April 5, 2006

MICHAEL P. BISHOF
-----------------------------
By:    Michael P. Bishof
       ----------------------
Title: Chief Financial Officer
Date:  April 5, 2006

                                 EXHIBIT 99.CERT

                                  CERTIFICATION
                                  -------------


I, Jude T. Driscoll certify that:

1.   I have reviewed this report on Form N-CSR of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  April 5, 2006


JUDE T. DRISCOLL
---------------------------------
By:    Jude T. Driscoll
       --------------------------
Title: Chief Executive Officer



                                  CERTIFICATION
                                  -------------



I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-CSR of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 5, 2006

MICHAEL P. BISHOF
------------------------------------
By:    Michael P. Bishof
       -----------------------------
Title: Chief Financial Officer

                               EXHIBIT 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the attached report of the registrant on Form N-CSR to be filed with the Securities and Exchange Commission (the "Report"), each of the undersigned officers of the registrant does hereby certify, to the best of such officer's knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly represents, in all material respects, the financial condition and results of operations of the registrant as of, and for, the periods presented in the Report.

Date:    April 5, 2006

JUDE T. DRISCOLL
By:      Jude T. Driscoll
         ----------------
Title:   Chief Executive Officer


MICHAEL P. BISHOF
-------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act, or other document authenticating, acknowledging, or otherwise adopting the signatures that appear in typed form within the electronic version of this written statement required by Section 906, has been provided to the registrant and will be retained by the registrant and furnished to the SEC or its staff upon request.